UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc.,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.2%
Honeywell International, Inc.	88,700	$6,683,545
Northrop Grumman Corp.	69,100	4,847,365
Raytheon Co.	43,800	2,575,002

		14,105,912

Airlines — 0.2%
Delta Air Lines, Inc. (a)	54,300	896,493

Auto Components — 1.3%
Lear Corp.	85,400	4,685,898
TRW Automotive Holdings Corp. (a)	17,400	957,000

		5,642,898

Automobiles — 1.5%
Ford Motor Co.	404,600	5,320,490
General Motors Co. (a)	44,500	1,237,990

		6,558,480

Capital Markets — 0.5%
State Street Corp.	35,100	2,074,059

Chemicals — 0.1%
Ashland, Inc.	8,900	661,270

Commercial Banks — 5.2%
KeyCorp	45,200	450,192
Regions Financial Corp.	432,400	3,541,356
U.S. Bancorp	173,329	5,881,053
Wells Fargo & Co.	354,400	13,109,256

		22,981,857

Commercial Services & Supplies — 1.3%
The ADT Corp.	38,400	1,879,296
Tyco International Ltd.	123,000	3,936,000

		5,815,296

Communications Equipment — 2.3%
Cisco Systems, Inc.	488,900	10,222,899

Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc. (a)	31,700	1,782,808

Consumer Finance — 3.2%
Capital One Financial Corp.	120,600	6,626,970
Discover Financial Services	166,500	7,465,860

		14,092,830

Diversified Financial Services — 8.6%
Citigroup, Inc.	382,730	16,931,975
JPMorgan Chase & Co.	364,876	17,317,015
The NASDAQ OMX Group, Inc.	123,800	3,998,740

		38,247,730

Electric Utilities — 0.5%
NV Energy, Inc.	55,300	1,107,659

Common Stocks	Shares	Value

Electric Utilities (concluded)
PPL Corp.	38,200	$1,196,042

		2,303,701

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	393,400	5,244,022

Energy Equipment & Services — 2.3%
Ensco Plc, Class A	34,725	2,083,500
Halliburton Co.	107,000	4,323,870
Noble Corp.	59,592	2,273,435
Transocean Ltd. (a)	26,900	1,397,724

		10,078,529

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	12,900	709,371
The Kroger Co.	234,300	7,764,702
Walgreen Co.	23,900	1,139,552

		9,613,625

Food Products — 1.2%
Unilever NV - NY Shares	132,900	5,448,900

Gas Utilities — 0.4%
UGI Corp.	46,000	1,765,940

Health Care Equipment & Supplies — 5.9%
Medtronic, Inc.	251,738	11,821,616
St. Jude Medical, Inc.	162,900	6,587,676
Stryker Corp.	37,100	2,420,404
Zimmer Holdings, Inc.	72,400	5,445,928

		26,275,624

Health Care Providers & Services — 0.1%
Aetna, Inc.	8,700	444,744

Household Durables — 0.6%
Garmin Ltd.	18,000	594,720
Newell Rubbermaid, Inc.	79,500	2,074,950

		2,669,670

Household Products — 2.8%
Energizer Holdings, Inc.	55,940	5,578,896
Kimberly-Clark Corp.	56,200	5,506,476
The Procter & Gamble Co.	20,700	1,595,142

		12,680,514

Industrial Conglomerates — 3.1%
General Electric Co.	593,800	13,728,656

Insurance — 12.6%
ACE Ltd.	93,900	8,354,283
Aflac, Inc.	97,700	5,082,354
Hartford Financial Services Group, Inc.	394,891	10,188,188

Portfolio Abbreviation

ADR     American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance (concluded)
Lincoln National Corp.	175,157	$5,711,870
MetLife, Inc.	167,121	6,353,940
PartnerRe Ltd.	25,100	2,337,061
Prudential Financial, Inc.	118,300	6,978,517
The Travelers Cos., Inc.	80,508	6,777,969
Willis Group Holdings Plc	34,300	1,354,507
XL Group Plc	93,400	2,830,020

		55,968,709

IT Services — 1.1%
The Western Union Co.	330,600	4,972,224

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	17,100	751,374

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	85,900	3,605,223

Machinery — 0.3%
Stanley Black & Decker, Inc.	16,300	1,319,811

Media — 7.8%
CBS Corp., Class B	10,700	499,583
Comcast Corp., Special Class A	186,300	7,381,206
The Interpublic Group of Cos., Inc.	144,200	1,878,926
Omnicom Group, Inc.	18,200	1,071,980
Time Warner Cable, Inc.	54,600	5,244,876
Time Warner, Inc.	104,233	6,005,905
Viacom, Inc., Class B	203,000	12,498,710

		34,581,186

Multiline Retail — 0.9%
Kohl’s Corp.	46,700	2,154,271
Target Corp.	26,600	1,820,770

		3,975,041

Multi-Utilities — 0.7%
Dominion Resources, Inc.	27,200	1,582,496
Public Service Enterprise Group, Inc.	41,200	1,414,808

		2,997,304

Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	11,500	887,340
Devon Energy Corp.	15,600	880,152
Exxon Mobil Corp.	146,800	13,228,148
Hess Corp.	103,500	7,411,635
Marathon Oil Corp.	404,772	13,648,912
Marathon Petroleum Corp.	33,900	3,037,440
Occidental Petroleum Corp.	39,800	3,119,126

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.	42,250	$893,588
Royal Dutch Shell Plc - ADR	64,300	4,189,788
Total SA - ADR	90,500	4,342,190
Valero Energy Corp.	150,200	6,832,598

		58,470,917

Pharmaceuticals — 11.0%
AstraZeneca Plc - ADR	19,700	984,606
Hospira, Inc. (a)	21,900	718,977
Johnson & Johnson	173,200	14,120,996
Merck & Co., Inc.	320,881	14,192,567
Pfizer, Inc.	620,020	17,893,777
Warner Chilcott Plc, Class A	63,500	860,425

		48,771,348

Professional Services — 0.2%
Towers Watson & Co., Class A	14,400	998,208

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp., Class A	20,400	707,268
LSI Corp. (a)	30,651	207,814

		915,082

Software — 2.7%
Microsoft Corp.	257,600	7,369,936
Oracle Corp.	120,200	3,887,268
Symantec Corp. (a)	27,000	666,360

		11,923,564

Total Long-Term Investments
(Cost — $356,893,673) — 99.7%		442,586,448

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	1,519,420	1,519,420

Total Short-Term Securities (Cost — $1,519,420) — 0.3%		1,519,420

Total Investments (Cost — $358,413,093*) — 100.0%		444,105,868
Liabilities in Excess of Other Assets — 0.0%		(149,557)

Net Assets — 100.0%		$443,956,311

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$361,963,725

Gross unrealized appreciation	$84,479,669
Gross unrealized depreciation	(2,337,526)

Net unrealized appreciation	$82,142,143

(a)	Non-income producing security.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	15,849,216	(14,329,796)	1,519,420	$1,668
BlackRock Liquidity Series LLC, Money Market Series	$1,763,337	$(1,763,337)	–	$256

(c)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$442,586,448	–	–	$442,586,448
Short-Term Securities	1,519,420	–	–	1,519,420
Total	$444,105,868	–	–	$444,105,868

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $166,366 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	3

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.7%
Precision Castparts Corp.	34,229	$6,490,503
United Technologies Corp.	70,949	6,628,765

		13,119,268

Beverages — 1.3%
The Coca-Cola Co.	117,045	4,733,300

Biotechnology — 3.0%
Gilead Sciences, Inc. (a)(b)	128,509	6,287,945
United Therapeutics Corp. (a)	72,364	4,404,797

		10,692,742

Chemicals — 1.9%
Monsanto Co.	62,175	6,567,545

Communications Equipment — 3.5%
F5 Networks, Inc. (a)	20,007	1,782,224
QUALCOMM, Inc.	157,763	10,562,233

		12,344,457

Computers & Peripherals — 1.3%
Apple, Inc.	10,287	4,553,335

Consumer Finance — 0.6%
Discover Financial Services	49,290	2,210,164

Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	5,219	247,694
The McGraw-Hill Cos., Inc.	34,627	1,803,374
Moody’s Corp.	64,914	3,461,214

		5,512,282

Electrical Equipment — 2.9%
Eaton Corp. Plc	107,388	6,577,515
Roper Industries, Inc.	29,234	3,721,780

		10,299,295

Energy Equipment & Services — 3.0%
FMC Technologies, Inc. (a)(b)	148,445	8,073,923
Schlumberger Ltd.	32,716	2,450,101

		10,524,024

Food Products — 1.8%
Mead Johnson Nutrition Co.	82,746	6,408,678

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	224,035	7,912,916
Intuitive Surgical, Inc. (a)	7,141	3,507,588

		11,420,504

Hotels, Restaurants & Leisure — 1.5%
Las Vegas Sands Corp.	96,732	5,450,848

Industrial Conglomerates — 2.8%
Danaher Corp.	157,158	9,767,370

Insurance — 1.7%
American International Group, Inc. (a)	156,755	6,085,229

Internet & Catalog Retail — 5.1%
Amazon.com, Inc. (a)	44,859	11,954,475
Expedia, Inc.	99,464	5,968,835

		17,923,310

Internet Software & Services — 10.4%
eBay, Inc. (a)	202,913	11,001,943
Facebook, Inc., Class A (a)	123,035	3,147,235
Google, Inc., Class A (a)	24,125	19,155,974
LinkedIn Corp., Class A (a)	19,222	3,384,225

		36,689,377

IT Services — 8.6%
Alliance Data Systems Corp. (a)(b)	23,164	3,750,020

Common Stocks	Shares	Value

IT Services (concluded)
Gartner, Inc. (a)	80,041	$4,355,031
Mastercard, Inc., Class A	15,024	8,129,937
Teradata Corp. (a)(b)	98,600	5,769,086
Visa, Inc., Class A	49,298	8,372,772

		30,376,846

Media — 12.8%
CBS Corp., Class B	127,992	5,975,947
Discovery Communications, Inc., Class A (a)(b)	43,100	3,393,694
Discovery Communications, Inc., Class C (a)	26,100	1,814,994
DISH Network Corp., Class A	56,300	2,133,770
Liberty Global, Inc., Class A (a)	111,286	8,168,392
Sirius XM Radio, Inc.	2,439,255	7,512,905
Viacom, Inc., Class B	175,706	10,818,218
The Walt Disney Co.	96,112	5,459,162

		45,277,082

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc. (a)	14,900	1,451,707
EOG Resources, Inc.	36,453	4,668,536
Noble Energy, Inc.	26,071	3,015,372

		9,135,615

Personal Products — 2.7%
The Estee Lauder Cos., Inc., Class A	145,897	9,341,785

Pharmaceuticals — 6.9%
AbbVie, Inc.	44,761	1,825,354
Allergan, Inc.	100,361	11,203,298
Merck & Co., Inc.	99,200	4,387,616
Valeant Pharmaceuticals International, Inc. (a)	54,738	4,106,445
Zoetis, Inc. (a)	83,569	2,791,205

		24,313,918

Professional Services — 1.1%
Verisk Analytics, Inc., Class A (a)	64,214	3,957,509

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	50,101	3,853,769

Road & Rail — 1.7%
Union Pacific Corp.	40,943	5,830,693

Software — 4.4%
Citrix Systems, Inc. (a)	72,548	5,235,064
Salesforce.com, Inc. (a)	36,910	6,600,615
Splunk, Inc. (a)	88,048	3,524,561

		15,360,240

Specialty Retail — 3.7%
CarMax, Inc. (a)	96,846	4,038,478
The Home Depot, Inc.	128,773	8,985,780

		13,024,258

Textiles, Apparel & Luxury Goods — 3.0%
Ralph Lauren Corp.	43,587	7,379,715
Under Armour, Inc., Class A (a)	64,516	3,303,219

		10,682,934

Trading Companies & Distributors — 1.0%
United Rentals, Inc. (a)	66,940	3,679,692

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Trading Companies & Distributors (concluded)

Total Long-Term Investments (Cost — $306,393,856) — 98.9%		$349,136,069

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	2,580,578	2,580,578

	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$19,990	$19,990,474

Total Short-Term Securities (Cost — $22,571,052) — 6.4%		22,571,052

Total Investments (Cost — $328,964,908*) — 105.3%		371,707,121
Liabilities in Excess of Other Assets — (5.3)%		(18,833,389)

Net Assets — 100.0%		$352,873,732

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$329,195,601

Gross unrealized appreciation	$45,231,147
Gross unrealized depreciation	(2,719,627)

Net unrealized appreciation	$42,511,520

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	14,433,279	(11,852,701)	2,580,578	$ 1,601
BlackRock Liquidity Series LLC, Money Market Series	$22,002,196	$ (2,011,722)	$19,990,474	$37,056

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	5

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$349,136,069	–	–	$349,136,069
Short-Term Securities	2,580,578	$19,990,474	–	22,571,052

Total	$351,716,647	$19,990,474	–	$371,707,121

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$105,289	–	–	$105,289
Liabilities:
Collateral on securities loaned at value	–	$(19,990,474)	–	(19,990,474)

Total	$105,289	$(19,990,474)	–	$(19,885,185)

There were no transfers between levels during the period ended March 31, 2013.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 5.0%
Honeywell International, Inc.	7,300	$550,055
Northrop Grumman Corp.	6,240	437,736
Raytheon Co.	11,270	662,563
Rockwell Collins, Inc.	1,670	105,410
United Technologies Corp.	8,360	781,075

		2,536,839

Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	6,050	519,695

Auto Components — 0.4%
Johnson Controls, Inc.	6,445	226,026

Beverages — 2.5%
The Coca-Cola Co.	15,885	642,389
Diageo Plc	20,450	644,394

		1,286,783

Capital Markets — 1.0%
National Bank of Canada	6,895	506,409

Chemicals — 2.8%
The Dow Chemical Co.	8,195	260,929
E.I. du Pont de Nemours & Co.	13,695	673,246
Olin Corp.	6,600	166,452
Praxair, Inc.	3,055	340,755

		1,441,382

Commercial Banks — 7.9%
Bank of Nova Scotia	8,385	487,904
Fifth Third Bancorp	23,920	390,135
M&T Bank Corp.	1,155	119,150
SunTrust Banks, Inc.	13,180	379,716
The Toronto-Dominion Bank	5,900	491,236
U.S. Bancorp	21,260	721,352
Wells Fargo & Co.	39,155	1,448,343

		4,037,836

Consumer Finance — 1.2%
American Express Co.	9,065	611,525

Containers & Packaging — 0.3%
Packaging Corp. of America	2,900	130,123

Diversified Financial Services — 3.7%
Citigroup, Inc.	8,650	382,676
JPMorgan Chase & Co.	31,480	1,494,041

		1,876,717

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	17,902	656,824
BCE, Inc.	3,755	175,321
Verizon Communications, Inc.	17,930	881,259

		1,713,404

Common Stocks	Shares	Value

Electric Utilities — 3.3%
American Electric Power Co, Inc.	5,150	$250,444
Duke Energy Corp.	3,224	234,030
Edison International Co.	4,465	224,679
ITC Holdings Corp.	1,440	128,534
NextEra Energy, Inc.	6,385	495,987
Northeast Utilities	5,005	217,517
PPL Corp.	3,685	115,377

		1,666,568

Electrical Equipment — 0.3%
Rockwell Automation, Inc.	1,915	165,360

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	3,385	253,503

Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	4,005	299,694

Food Products — 4.1%
General Mills, Inc.	9,305	458,830
H.J. Heinz Co.	5,000	361,350
Kraft Foods Group, Inc.	4,893	252,136
Mondelez International, Inc., Class A	14,650	448,436
Unilever NV - NY Shares	14,535	595,935

		2,116,687

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	4,920	173,774

Health Care Providers & Services — 0.5%
Quest Diagnostics, Inc.	4,085	230,598

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	7,885	786,056

Household Products — 2.1%
Kimberly-Clark Corp.	4,495	440,420
The Procter & Gamble Co.	8,195	631,507

		1,071,927

Industrial Conglomerates — 3.3%
3M Co.	4,315	458,728
General Electric Co.	51,955	1,201,200

		1,659,928

Insurance — 4.5%
ACE Ltd.	5,205	463,089
The Chubb Corp.	6,235	545,750
Prudential Financial, Inc.	8,830	520,882
The Travelers Cos., Inc.	9,165	771,601

		2,301,322

IT Services — 2.2%
Automatic Data Processing, Inc.	2,150	139,793

Portfolio Abbreviation

ADR American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	7

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
International Business Machines Corp.	4,595	$980,113

		1,119,906

Leisure Equipment & Products — 0.6%
Mattel, Inc.	7,520	329,301

Machinery — 2.4%
Caterpillar, Inc.	4,570	397,453
Deere & Co.	9,850	846,903

		1,244,356

Media — 3.3%
Comcast Corp., Special Class A	25,555	1,012,489
Time Warner Cable, Inc.	4,560	438,034
The Walt Disney Co.	4,215	239,412

		1,689,935

Metals & Mining — 3.2%
BHP Billiton Ltd.	24,710	844,712
Newmont Mining Corp.	8,650	362,349
Rio Tinto Ltd.	4,360	261,521
Southern Copper Corp.	4,994	187,625

		1,656,207

Multi-Utilities — 2.5%
Dominion Resources, Inc.	8,520	495,694
Public Service Enterprise Group, Inc.	9,690	332,755
Sempra Energy	3,045	243,417
Wisconsin Energy Corp.	5,170	221,741

		1,293,607

Oil, Gas & Consumable Fuels — 13.0%
Chevron Corp.	13,315	1,582,088
ConocoPhillips	4,210	253,021
CONSOL Energy, Inc.	1,300	43,745
Enbridge, Inc.	16,000	744,993
Exxon Mobil Corp.	11,765	1,060,144
Kinder Morgan, Inc.	9,890	382,545
Marathon Oil Corp.	12,330	415,768
Marathon Petroleum Corp.	5,800	519,680
Occidental Petroleum Corp.	5,830	456,897
Peabody Energy Corp.	1,200	25,380
Phillips 66	2,730	191,018
Royal Dutch Shell Plc, Class A	3,990	129,370
Spectra Energy Corp.	7,026	216,049
Total SA - ADR	13,255	635,975

		6,656,673

Paper & Forest Products — 0.7%
MeadWestvaco Corp.	9,615	349,024

Pharmaceuticals — 6.8%
AbbVie, Inc.	4,810	196,152

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Bristol-Myers Squibb Co.	11,655	$480,069
Johnson & Johnson	9,985	814,077
Merck & Co., Inc.	17,770	785,967
Pfizer, Inc.	41,620	1,201,153

		3,477,418

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	2,560	196,915
Weyerhaeuser Co.	7,680	240,998

		437,913

Road & Rail — 2.1%
Canadian National Railway Company	6,240	625,872
Union Pacific Corp.	2,965	422,246

		1,048,118

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	20,870	456,009

Software — 1.2%
Microsoft Corp.	22,265	637,002

Specialty Retail — 2.2%
The Home Depot, Inc.	16,025	1,118,224

Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	3,970	665,967

Tobacco — 3.2%
Altria Group, Inc.	8,135	279,763
Lorillard, Inc.	9,615	387,965
Philip Morris International, Inc.	10,545	977,627

		1,645,355

Water Utilities — 0.7%
American Water Works Co., Inc.	8,315	344,574

Total Long-Term Investments (Cost — $39,728,832) — 97.4%		49,781,745

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (a)(b)	1,365,622	1,365,622

Total Short-Term Securities (Cost — $1,365,622) — 2.7%		1,365,622

Total Investments (Cost — $41,094,454*) — 100.1%		51,147,367
Liabilities in Excess of Other Assets — (0.1)%		(29,608)

Net Assets — 100.0%		$51,117,759

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$41,101,013

Gross unrealized appreciation	$10,493,963
Gross unrealized depreciation	(447,609)

Net unrealized appreciation	$10,046,354

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,706,368	(340,746)	1,365,622	$283
BlackRock Liquidity Series LLC, Money Market Series	–	–	–	$ 10

(b)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	13,535	AUD	13,000	UBS AG	4/03/13	$1
USD	2,564	EUR	2,000	Deutsche Bank AG	4/03/13	1
Total						$2

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for financial reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	9

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$2,536,839	–	–	$2,536,839
Air Freight & Logistics	519,695	–	–	519,695
Auto Components	226,026	–	–	226,026
Beverages	642,389	$644,394	–	1,286,783
Capital Markets	506,409	–	–	506,409
Chemicals	1,441,382	–	–	1,441,382
Commercial Banks	4,037,836	–	–	4,037,836
Consumer Finance	611,525	–	–	611,525
Containers & Packaging	130,123	–	–	130,123
Diversified Financial Services	1,876,717	–	–	1,876,717
Diversified Telecommunication Services	1,713,404	–	–	1,713,404
Electric Utilities	1,666,568	–	–	1,666,568
Electrical Equipment	165,360	–	–	165,360
Energy Equipment & Services	253,503	–	–	253,503
Food & Staples Retailing	299,694	–	–	299,694
Food Products	2,116,687	–	–	2,116,687
Health Care Equipment & Supplies.	173,774	–	–	173,774
Health Care Providers & Services	230,598	–	–	230,598
Hotels, Restaurants & Leisure	786,056	–	–	786,056
Household Products	1,071,927	–	–	1,071,927
Industrial Conglomerates	1,659,928	–	–	1,659,928
Insurance	2,301,322	–	–	2,301,322
IT Services	1,119,906	–	–	1,119,906
Leisure Equipment & Products	329,301	–	–	329,301
Machinery	1,244,356	–	–	1,244,356
Media	1,689,935	–	–	1,689,935
Metals & Mining	549,974	1,106,233	–	1,656,207
Multi-Utilities	1,293,607	–	–	1,293,607
Oil, Gas & Consumable Fuels	6,527,303	129,370	–	6,656,673
Paper & Forest Products	349,024	–	–	349,024
Pharmaceuticals	3,477,418	–	–	3,477,418
Real Estate Investment Trusts (REITs)	437,913	–	–	437,913
Road & Rail	1,048,118	–	–	1,048,118
Semiconductors & Semiconductor Equipment	456,009	–	–	456,009
Software	637,002	–	–	637,002
Specialty Retail	1,118,224	–	–	1,118,224
Textiles, Apparel & Luxury Goods	665,967	–	–	665,967
Tobacco	1,645,355	–	–	1,645,355
Water Utilities	344,574	–	–	344,574
Short-Term Securities	1,365,622	–	–	1,365,622
Total	$49,267,370	$1,879,997	–	$51,147,367

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$2	–	–	$2

1 Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, a bank overdraft balance of $(19,390) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Tenaris SA - ADR (a)	156,567	$6,384,802

Australia — 0.4%
Asciano Ltd.	1,663,136	9,674,386
Mesoblast Ltd. (b)	1,029,785	6,590,305
Newcrest Mining Ltd.	456,726	9,529,145
Orica Ltd.	237,560	6,044,161
QBE Insurance Group Ltd.	635,793	8,938,300
Telstra Corp. Ltd.	714,618	3,353,778

		44,130,075

Belgium — 0.1%
Anheuser-Busch InBev NV	130,207	12,892,974
RHJ International (b)	769,800	3,650,900
RHJ International - ADR (b)	40,600	192,895

		16,736,769

Brazil — 1.2%
Anhanguera Educacional Participacoes SA	429,157	6,935,034
BR Malls Participacoes SA	408,558	5,110,764
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, Preference Shares	238,383	12,536,420
Cielo SA	373,808	10,995,876
Cosan Ltd., Class A	1,171,074	22,835,943
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	923,554	7,921,267
Hypermarcas SA (b)	1,218,799	9,651,764
Itau Unibanco Holding SA, Preference Shares	630,786	11,207,317
MRV Engenharia e Participacoes SA	1,581,505	6,586,671
Petroleo Brasileiro SA - ADR	946,707	17,182,732
Qualicorp SA (b)	717,560	7,201,510
SLC Agricola SA	807,845	7,356,396
Telefonica Brasil SA - ADR	322,480	8,603,766

		134,125,460

Canada — 2.4%
Agrium, Inc.	132,779	12,945,952
Athabasca Oil Corp. (b)	1,490,900	13,321,814
Bank of Nova Scotia	169,939	9,874,269
BCE, Inc.	261,286	12,189,751
Brookfield Asset Management, Inc., Class A	316,604	11,552,880
Canadian Natural Resources Ltd.	342,660	11,009,666
Canadian Pacific Railway Ltd.	20,502	2,671,125
Canadian Pacific Railway Ltd.	131,686	17,181,072
Detour Gold Corp. (b)	224,767	4,315,049
Eldorado Gold Corp.	913,921	8,723,261
Goldcorp, Inc.	1,151,216	38,715,394
Kinross Gold Corp.	997,732	7,885,349
Kinross Gold Corp. (a)	219,505	1,740,675
Osisko Mining Corp. (b)	951,713	5,641,236
Potash Corp. of Saskatchewan, Inc.	592,141	23,241,534
Rogers Communications, Inc., Class B	202,583	10,343,888
Shaw Communications, Inc., Class B	609,552	15,075,522

Common Stocks	Shares	Value

Canada (concluded)
Silver Wheaton Corp.	448,152	$14,049,565
Suncor Energy, Inc.	48,702	1,461,547
Suncor Energy, Inc. - NY Shares	945,736	28,298,637
Teck Resources Ltd., Class B	37,672	1,060,844
TELUS Corp.	97,258	6,707,580
The Toronto-Dominion Bank	79,235	6,587,729
Valeant Pharmaceuticals International, Inc. (b)	51,958	3,897,889

		268,492,228

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	86,099	4,774,190

China — 0.5%
Baidu, Inc. - ADR (b)	54,692	4,796,488
Beijing Enterprises Holdings Ltd.	3,642,542	28,057,811
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	1,086,115
China BlueChemical Ltd., Class H	7,190,300	4,454,922
Dongfeng Motor Group Co. Ltd., Class H	1,762,800	2,475,014
Haitian International Holdings Ltd. (a)	1,863,800	2,900,109
Sinopharm Group Co. Ltd., H Shares	2,480,800	8,004,745
Zhongsheng Group Holdings Ltd. (a)	3,686,206	4,463,294

		56,238,498

Denmark — 0.1%
A.P. Moeller - Maersk A/S, Class B	789	6,158,552

France — 1.7%
AXA SA	753,446	12,950,937
BNP Paribas SA	558,746	28,676,673
Cie de Saint-Gobain SA	145,312	5,386,666
European Aeronautic Defence & Space Co. NV	327,741	16,677,907
Eutelsat Communications SA	201,738	7,112,457
LVMH Moet Hennessy Louis Vuitton SA	60,389	10,364,747
Safran SA	704,855	31,436,696
Sanofi	208,519	21,187,258
Sanofi - ADR	28,134	1,437,085
Societe Generale SA	128,506	4,221,748
Technip SA	41,561	4,260,766
Total SA	387,913	18,573,910
Total SA - ADR	482,637	23,156,923
Unibail-Rodamco SE	25,817	6,012,858

		191,456,631

Germany — 2.0%
Allianz SE, Registered Shares	123,453	16,765,746
BASF SE	72,061	6,310,567
Bayerische Motoren Werke AG	99,659	8,598,375
Daimler AG, Registered Shares	64,477	3,507,936
Deutsche Bank AG, Registered Shares	330,470	12,883,686
Deutsche Boerse AG	111,463	6,750,048
Deutsche Telekom AG, Registered Shares	1,553,683	16,421,999
Fresenius SE & Co. KGaA	161,990	19,993,539
Kabel Deutschland Holding AG	142,267	13,126,118

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	RUB	Russian Ruble
CHF	Swiss Franc	SGD	Singapore Dollar
CNY	Chinese Yuan Renminbi	S&P	Standard & Poor’s
EUR	Euro	SPDR	Standard & Poor’s Depositary Receipts
FTSE	Financial Times Stock Exchange	TBA	To-Be-Announced
GBP	British Pound	TRY	Turkish Lira
GDR	Global Depositary Receipts	USD	US Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen

BLACKROCK VARIABLE SERIES FUNDS, INC	MARCH 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany (concluded)
Lanxess AG	227,052	$16,100,070
Linde AG	142,825	26,554,751
MAN SE	4,555	489,683
Muenchener Rueckversicherungs AG, Registered Shares	36,294	6,787,509
SAP AG	95,977	7,688,958
Siemens AG, Registered Shares	208,742	22,483,529
Telefonica Deutschland Holding AG (b)	943,789	7,224,620
Volkswagen AG, Preference Shares	138,392	27,495,584

		219,182,718

Hong Kong — 0.1%
The Link REIT	2,532,546	13,798,941
Yuanda China Holdings Ltd.	25,280,228	2,572,504

		16,371,445

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	3,168,200	3,579,887

Ireland — 0.2%
Accenture Plc, Class A	24,291	1,845,387
Covidien Plc	144,399	9,796,028
Eaton Corp. Plc	87,723	5,373,034

		17,014,449

Israel — 0.0%
Check Point Software Technologies Ltd. (b)	25,845	1,214,457

Italy — 0.7%
Eni SpA	1,176,942	26,445,833
Fiat Industrial SpA	2,363,935	26,573,906
Intesa Sanpaolo SpA	7,374,298	10,794,613
Telecom Italia SpA	3,963,280	2,708,380
UniCredit SpA (b)	2,347,228	10,018,894

		76,541,626

Japan — 7.3%
Aisin Seiki Co. Ltd.	192,839	7,064,075
Asahi Kasei Corp.	1,320,100	8,802,536
Astellas Pharma, Inc.	251,193	13,495,823
Bridgestone Corp.	778,232	26,194,473
Canon, Inc.	388,564	14,027,581
Daihatsu Motor Co. Ltd.	302,107	6,261,551
Daikin Industries Ltd.	169,400	6,637,142
Denso Corp.	291,120	12,318,042
East Japan Railway Co.	360,951	29,587,404
FANUC Corp.	59,918	9,218,643
Fuji Heavy Industries Ltd.	2,138,564	33,175,218
Futaba Industrial Co. Ltd.	381,221	1,724,359
Hitachi Chemical Co. Ltd.	468,100	7,087,605
Hitachi Ltd.	1,948,700	11,235,338
Honda Motor Co. Ltd.	627,683	23,693,067
Hoya Corp.	566,074	10,530,491
IHI Corp.	2,672,000	8,114,164
Inpex Corp.	3,242	17,211,722
Japan Airlines Co. Ltd.	262,000	12,156,934
JGC Corp.	634,302	16,022,557
JSR Corp.	375,400	7,621,202
Kao Corp.	171,600	5,611,892
KDDI Corp.	372,600	15,310,703
Kirin Holdings Co. Ltd.	795,651	12,765,223
Kubota Corp.	1,846,296	26,230,028
Kuraray Co. Ltd.	594,870	8,861,782
Kyocera Corp.	71,800	6,716,479
Kyowa Hakko Kirin Co. Ltd.	638,279	7,278,739
Mazda Motor Corp. (b)	724,000	2,160,161

Common Stocks	Shares	Value

Japan (concluded)
Mitsubishi Corp.	871,347	$16,126,118
Mitsubishi UFJ Financial Group, Inc.	3,291,300	19,500,376
Mitsui & Co. Ltd.	2,556,078	35,635,277
MS&AD Insurance Group Holdings	879,714	19,298,037
Murata Manufacturing Co. Ltd.	183,028	13,623,129
Nintendo Co. Ltd.	89,200	9,575,409
Nippon Telegraph & Telephone Corp.	189,830	8,274,073
Nitto Denko Corp.	112,300	6,641,654
Nomura Holdings, Inc.	2,865,600	17,556,288
NTT DoCoMo, Inc.	5,255	7,928,812
Okumura Corp.	1,357,751	5,334,125
Rakuten, Inc.	1,486,100	15,100,846
Rinnai Corp.	92,023	6,614,947
Rohm Co. Ltd.	148,153	5,427,138
Ryohin Keikaku Co. Ltd.	125,900	10,066,118
Sekisui Chemical Co. Ltd.	368,000	4,032,449
Shin-Etsu Chemical Co. Ltd.	405,534	26,912,163
Softbank Corp.	59,900	2,760,310
Sony Financial Holdings, Inc.	374,100	5,600,775
Sumitomo Corp.	438,400	5,483,491
Sumitomo Electric Industries Ltd.	573,548	7,070,389
Sumitomo Mitsui Financial Group, Inc.	797,347	31,959,916
Suzuki Motor Corp.	1,117,889	25,056,951
T&D Holdings, Inc.	498,800	6,016,530
Terumo Corp.	112,375	4,832,435
Toda Corp.	1,522,896	3,573,583
Tokio Marine Holdings, Inc.	1,506,223	42,381,514
Tokyo Gas Co. Ltd.	3,801,070	20,744,850
Toyota Industries Corp.	565,577	20,598,101
Toyota Motor Corp.	290,200	14,975,281
Ube Industries Ltd.	2,895,346	5,687,397
West Japan Railway Co.	144,900	6,946,523
Yahoo! Japan Corp. (c)	16,824	7,734,967
Yamada Denki Co. Ltd.	241,620	11,018,878

		817,203,784

Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC - GDR	662,854	12,594,226

Malaysia — 0.4%
Axiata Group Bhd	7,786,686	16,611,328
IHH Healthcare Bhd (b)	16,869,100	20,392,538
Telekom Malaysia Bhd	3,830,646	6,673,729

		43,677,595

Mexico — 0.3%
Fibra Uno Administracion SA de CV	1,376,500	4,555,319
Fomento Economico Mexicano SAB de CV - ADR	56,459	6,408,096
Macquarie Mexico Real Estate Management SA de CV (b)	1,689,846	3,773,938
Mexichem SAB de CV	1,275,800	6,864,097
TF Administradora Industrial S de RL de CV (b)	3,557,500	7,947,865

		29,549,315

Netherlands — 0.5%
CNH Global NV	39,071	1,614,414
DE Master Blenders 1753 NV (b)	200,154	3,091,517
ING Groep NV CVA (b)	1,396,219	9,909,422
Koninklijke KPN NV (a)	642,321	2,160,410
Unilever NV - NY Shares	76,815	3,149,415
Unilever NV CVA	349,431	14,312,666
Ziggo NV	603,410	21,219,627

		55,457,471

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	72,115	$5,115,838

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	3,946,503

Russia — 0.2%
Federal Hydrogenerating Co. JSC - ADR	2,949,077	5,735,955
Novorossiysk Commercial Sea Port PJSC - GDR	619,924	5,148,469
Sberbank of Russia	3,980,146	12,656,864

		23,541,288

Singapore — 0.6%
CapitaLand Ltd.	4,106,350	11,684,198
Keppel Corp. Ltd.	1,656,860	14,957,949
Oversea-Chinese Banking Corp. Ltd.	1,500,800	12,883,701
Raffles Medical Group Ltd.	1,676,800	4,433,261
Singapore Press Holdings Ltd. (a)	777,240	2,806,735
Singapore Telecommunications Ltd.	5,137,630	14,867,074

		61,632,918

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	1,732,096	6,489,850
MTN Group Ltd.	163,170	2,853,288

		9,343,138

South Korea — 0.9%
Cheil Industries, Inc.	51,853	4,096,543
Hyundai Motor Co.	62,487	12,594,671
KT Corp.	33,100	1,051,361
KT Corp. - ADR	204,389	3,210,951
POSCO	13,869	4,068,290
Samsung Electronics Co. Ltd.	50,965	70,026,144

		95,047,960

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	846,964	7,342,173
Banco Santander SA	1,558,262	10,470,267
Telefonica SA	830,046	11,160,867
Telefonica SA - ADR (b)	196,057	2,648,730

		31,622,037

Sweden — 0.1%
Svenska Handelsbanken AB, Class A	385,923	16,470,448

Switzerland — 1.6%
Glencore International Plc	694,779	3,760,149
Nestle SA	511,786	37,022,243
Novartis AG, Registered Shares	187,750	13,344,297
Roche Holding AG	195,210	45,459,863
Swisscom AG, Registered Shares	17,176	7,949,103
Syngenta AG, Registered Shares	113,151	47,215,802
TE Connectivity Ltd.	45,178	1,894,314
UBS AG, Registered Shares	564,074	8,648,342
Zurich Insurance Group AG	30,023	8,358,353

		173,652,466

Taiwan — 0.4%
Cheng Shin Rubber Industry Co. Ltd.	2,015,064	5,945,537
Chunghwa Telecom Co. Ltd.	976,311	3,037,776
Chunghwa Telecom Co. Ltd. - ADR (a)	261,391	8,129,260
Far EasTone Telecommunications Co. Ltd	2,582,988	5,958,410
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	11,551,569
Yulon Motor Co. Ltd.	2,779,000	4,975,645

		39,598,197

Thailand — 0.3%
Bangkok Dusit Medical Services PCL, Class F	1,561,300	8,724,284

Common Stocks	Shares	Value

Thailand (concluded)
PTT Global Chemical PCL	5,260,890	$12,495,962
PTT PCL	680,092	7,530,752
Siam Commercial Bank PCL	1,457,768	8,843,261

		37,594,259

United Arab Emirates — 0.0%
NMC Health Plc (b)	1,010,600	5,037,784

United Kingdom — 3.2%
Amlin Plc	495,346	3,188,222
Antofagasta Plc	481,693	7,203,638
AstraZeneca Plc	487,358	24,438,957
AstraZeneca Plc - ADR	30,448	1,521,791
BG Group Plc	2,119,724	36,371,373
BHP Billiton Plc	466,926	13,589,494
BP Plc	1,101,633	7,699,930
BP Plc - ADR	302,382	12,805,878
BT Group Plc	4,596,974	19,422,417
Delta Topco Ltd. (b)	14,972,250	9,204,939
Diageo Plc - ADR	140,881	17,728,465
Genel Energy Plc (b)	624,035	7,682,108
GlaxoSmithKline Plc	484,478	11,328,124
GlaxoSmithKline Plc - ADR	31,991	1,500,698
Guinness Peat Group Plc (a)(b)	6,479,903	3,254,596
HSBC Holdings Plc	3,803,549	40,608,952
Invensys Plc	1,481,002	7,895,901
Lloyds Banking Group Plc (b)	13,731,588	10,161,246
Manchester United Plc, Class A (b)	368,690	6,175,557
National Grid Plc	2,006,080	23,323,629
Pearson Plc	285,081	5,129,871
Polyus Gold International Ltd. (b)	2,585,202	8,398,216
Royal Dutch Shell Plc - ADR	155,417	10,126,972
Shire Plc	520,548	15,854,222
SSE Plc	840,090	18,947,249
Unilever Plc	135,991	5,753,947
Unilever Plc - ADR	84,910	3,586,598
Vodafone Group Plc	3,462,747	9,820,166
Vodafone Group Plc - ADR	526,541	14,959,030

		357,682,186

United States — 32.7%
3M Co.	158,914	16,894,147
Abbott Laboratories	326,929	11,547,132
AbbVie, Inc.	278,191	11,344,629
ACE Ltd.	368,772	32,809,645
Activision Blizzard, Inc.	1,539,412	22,429,233
Adobe Systems, Inc. (b)	55,928	2,433,427
AES Corp.	870,470	10,941,808
Aetna, Inc.	448,906	22,948,075
Agilent Technologies, Inc.	211,021	8,856,551
Alexion Pharmaceuticals, Inc. (b)	98,893	9,112,001
Allergan, Inc.	190,252	21,237,831
Alliance Data Systems Corp. (b)	14,545	2,354,690
Amazon.com, Inc. (b)	59,660	15,898,793
Amdocs Ltd.	50,673	1,836,896
American Capital Agency Corp.	341,658	11,199,549
American Electric Power Co, Inc.	313,619	15,251,292
American Express Co.	377,564	25,470,467
American International Group, Inc. (b)	222,400	8,633,568
American Tower Corp.	235,048	18,079,892
American Water Works Co., Inc.	283,920	11,765,645
Ameriprise Financial, Inc.	20,573	1,515,201
AmerisourceBergen Corp.	231,019	11,885,928
Amgen, Inc.	174,086	17,845,556
Anadarko Petroleum Corp.	417,573	36,516,759

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Apache Corp.	117,946	$9,100,713
Apple, Inc.	139,164	61,598,161
Arch Capital Group Ltd. (a)(b)	95,964	5,044,827
AT&T Inc.	1,199,995	44,027,817
Autoliv, Inc. (a)	14,300	988,702
Avery Dennison Corp.	138,722	5,974,757
AXIS Capital Holdings Ltd.	41,979	1,747,166
Bank of America Corp.	3,202,517	39,006,657
The Bank of New York Mellon Corp.	1,065,997	29,837,256
BB&T Corp.	359,137	11,273,310
Berkshire Hathaway, Inc., Class B (b)	82,838	8,631,720
The Boeing Co.	204,598	17,564,738
BorgWarner, Inc. (b)	93,189	7,207,237
Bristol-Myers Squibb Co.	474,575	19,547,744
CA, Inc.	56,334	1,417,927
Calpine Corp. (b)	778,527	16,037,656
Capital One Financial Corp.	270,527	14,865,459
Cardinal Health, Inc.	741,069	30,843,292
Celgene Corp. (b)	136,967	15,875,845
CF Industries Holdings, Inc.	29,029	5,526,251
Charter Communications, Inc., Class A (b)	129,822	13,524,856
Chevron Corp.	13,732	1,631,636
The Chubb Corp.	169,439	14,830,996
Cisco Systems, Inc.	1,135,980	23,753,342
Citigroup, Inc.	690,181	30,533,607
Citrix Systems, Inc. (b)	87,900	6,342,864
CMS Energy Corp.	308,728	8,625,860
CNA Financial Corp.	53,918	1,762,579
Coach, Inc.	136,896	6,843,431
Cobalt International Energy, Inc. (a)(b)	321,763	9,073,717
The Coca-Cola Co.	1,133,703	45,846,949
Colgate-Palmolive Co	195,130	23,031,194
Comcast Corp., Class A	1,363,278	57,271,309
Computer Sciences Corp.	48,040	2,365,009
Constellation Brands, Inc., Class A (b)	53,123	2,530,780
Corning, Inc.	2,083,649	27,775,041
Coventry Health Care, Inc.	33,945	1,596,433
Crown Castle International Corp. (b)	141,223	9,834,770
Crown Holdings, Inc. (b)	127,552	5,307,439
Cubist Pharmaceuticals, Inc. (a)(b)	126,167	5,907,139
Cummins, Inc.	70,344	8,146,539
CVS Caremark Corp.	359,743	19,782,268
DaVita HealthCare Partners, Inc. (b)	91,895	10,897,828
Delphi Automotive Plc	111,200	4,937,280
Devon Energy Corp.	317,472	17,911,770
Diamond Offshore Drilling, Inc.	22,859	1,590,072
Discover Financial Services	414,611	18,591,157
DISH Network Corp., Class A	53,213	2,016,773
Dominion Resources, Inc.	336,886	19,600,027
The Dow Chemical Co.	450,981	14,359,235
Dr. Pepper Snapple Group, Inc.	82,284	3,863,234
Duke Energy Corp.	161,186	11,700,492
E.I. du Pont de Nemours & Co.	311,101	15,293,725
Eastman Chemical Co.	28,485	1,990,247
Electronic Arts, Inc. (b)	1,091,753	19,324,028
EMC Corp. (b)	1,308,969	31,271,269
EOG Resources, Inc.	96,904	12,410,495
Equity Residential	183,720	10,115,623
Expedia, Inc.	32,241	1,934,782
Express Scripts Holding Co. (b)	240,385	13,858,195
Fidelity National Financial, Inc., Class A	267,256	6,742,869
Fidelity National Information Services, Inc.	50,186	1,988,369
FMC Corp.	651,394	37,149,000
Ford Motor Co.	1,749,190	23,001,848
Freeport-McMoRan Copper & Gold, Inc.	107,517	3,558,813
Freescale Semiconductor Ltd. (a)(b)	959,596	14,288,384

Common Stocks	Shares	Value

United States (continued)
Fusion-io, Inc. (a)(b)	940,384	$15,394,086
General Dynamics Corp.	22,323	1,573,995
General Electric Co.	3,380,679	78,161,298
General Mills, Inc.	323,020	15,928,116
General Motors Co. (b)	764,335	21,263,800
Gilead Sciences, Inc. (b)	321,494	15,730,701
The Goldman Sachs Group, Inc.	148,872	21,906,515
Google, Inc., Class A (b)	83,934	66,646,114
Halliburton Co.	228,499	9,233,645
HCA Holdings, Inc.	537,522	21,839,519
HealthSouth Corp. (b)	239,631	6,319,069
Helmerich & Payne, Inc.	27,939	1,695,897
Hillshire Brands Co.	386,734	13,593,700
Humana, Inc. (c)	367,721	25,413,198
Intel Corp.	669,559	14,629,864
International Game Technology	369,783	6,101,419
International Paper Co.	42,335	1,971,964
Intuit, Inc.	25,003	1,641,447
Johnson & Johnson	523,442	42,676,226
Johnson Controls, Inc.	196,402	6,887,818
JPMorgan Chase & Co.	1,332,761	63,252,837
KBR, Inc.	278,411	8,931,425
Kimberly-Clark Corp.	142,933	14,004,575
KLA-Tencor Corp.	26,029	1,372,769
Kohl’s Corp.	239,821	11,062,943
Kraft Foods Group, Inc. (c)	340,410	17,541,327
The Kroger Co.	53,075	1,758,906
L-3 Communications Holdings, Inc.	21,826	1,766,160
Leap Wireless International, Inc. (a)(b)	242,708	1,429,550
Lear Corp.	33,900	1,860,093
Liberty Media Corp. (b)	75,981	8,481,759
Life Technologies Corp. (b)	91,825	5,934,650
Lincoln National Corp.	68,755	2,242,101
M&T Bank Corp.	72,717	7,501,486
Macy’s, Inc.	34,126	1,427,832
Marathon Oil Corp. (c)	1,449,261	48,869,081
Marathon Petroleum Corp. (c)	982,375	88,020,800
Mastercard, Inc., Class A	88,529	47,905,698
Mattel, Inc.	317,518	13,904,113
McDonald’s Corp.	311,342	31,037,684
McKesson Corp.	170,033	18,356,763
Mead Johnson Nutrition Co.	282,048	21,844,618
Medtronic, Inc.	283,852	13,329,690
Merck & Co., Inc.	962,080	42,552,798
MetLife, Inc.	237,596	9,033,400
MetroPCS Communications, Inc. (b)	321,466	3,503,979
Mettler-Toledo International, Inc. (a)(b)	35,262	7,518,564
Microsoft Corp.	1,379,166	39,457,939
Mondelez International, Inc., Class A	799,242	24,464,798
Monsanto Co.	186,897	19,741,930
Morgan Stanley	304,643	6,696,053
Motorola Solutions, Inc.	33,052	2,116,320
Murphy Oil Corp.	26,967	1,718,607
Mylan, Inc. (b)	198,302	5,738,860
National Oilwell Varco, Inc.	355,340	25,140,305
Newmont Mining Corp.	473,439	19,832,360
NextEra Energy, Inc.	365,843	28,418,684
Northern Trust Corp.	136,755	7,461,353
Northrop Grumman Corp.	24,994	1,753,329
Occidental Petroleum Corp.	569,560	44,636,417
Onyx Pharmaceuticals, Inc. (b)	69,823	6,204,472
Oracle Corp.	2,385,952	77,161,688
PACCAR, Inc.	190,585	9,635,978
Parker Hannifin Corp.	17,853	1,634,978
PepsiCo, Inc.	469,079	37,108,840
PerkinElmer, Inc.	232,734	7,829,172

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Perrigo Co.	77,474	$9,198,488
Pfizer, Inc.	2,588,864	74,714,615
Philip Morris International, Inc.	21,150	1,960,817
Phillips 66	352,110	24,637,137
Platinum Underwriters Holdings Ltd.	62,348	3,479,642
PPG Industries, Inc.	17,065	2,285,686
PPL Corp.	395,163	12,372,554
Praxair, Inc.	55,470	6,187,124
Precision Castparts Corp.	77,347	14,666,538
The Procter & Gamble Co. (c)	695,500	53,595,230
The Progressive Corp.	449,854	11,367,811
Project Eagle Shell	644,071	10,949,207
Project Eagle Shell, Series D	650,839	11,064,263
Prudential Financial, Inc.	104,748	6,179,085
PulteGroup, Inc. (b)(c)	717,743	14,527,118
QEP Resources, Inc.	737,758	23,490,215
QUALCOMM, Inc.	831,821	55,690,416
Raytheon Co.	31,111	1,829,016
Red Hat, Inc. (b)	111,016	5,612,969
Reinsurance Group of America, Inc.	19,740	1,177,886
RenaissanceRe Holdings Ltd.	78,617	7,231,978
Rockwell Automation, Inc.	272,170	23,501,879
Ross Stores, Inc.	20,835	1,263,018
Schlumberger Ltd.	575,198	43,076,578
Sealed Air Corp.	261,341	6,300,932
Simon Property Group, Inc.	33,498	5,311,443
SM Energy Co.	268,354	15,891,924
The St. Joe Co. (b)	1,900,969	40,395,591
St. Jude Medical, Inc.	22,622	914,834
Stancorp Financial Group, Inc.	78,687	3,364,656
State Street Corp.	389,739	23,029,678
Stillwater Mining Co. (a)(b)	356,441	4,608,782
Symantec Corp. (b)	64,827	1,599,930
Thermo Fisher Scientific, Inc.	182,351	13,948,028
TIBCO Software, Inc. (b)	573,535	11,596,878
Tiffany & Co. (c)	290,756	20,219,172
Time Warner Cable, Inc.	250,821	24,093,865
Torchmark Corp.	27,691	1,655,922
The Travelers Cos., Inc.	266,795	22,461,471
TRW Automotive Holdings Corp. (b)	93,700	5,153,500
U.S. Bancorp	643,528	21,834,905
Union Pacific Corp.	245,324	34,936,591
United Continental Holdings, Inc. (b)	469,985	15,044,220
United Parcel Service, Inc., Class B	187,400	16,097,660
United Technologies Corp.	472,639	44,158,662
United Therapeutics Corp. (a)(b)	100,445	6,114,087
UnitedHealth Group, Inc.	332,959	19,048,584
Universal Health Services, Inc., Class B	475,512	30,370,951
Unum Group	65,333	1,845,657
Valero Energy Corp.	58,472	2,659,891
Verizon Communications, Inc.	754,591	37,088,148
Visa, Inc., Class A	350,866	59,591,081
VMware, Inc., Class A (b)	128,937	10,170,551
Wal-Mart Stores, Inc.	525,020	39,287,247
The Walt Disney Co.	61,601	3,498,937
Waters Corp. (a)(b)	127,353	11,959,720
WellPoint, Inc.	123,564	8,183,644
Wells Fargo & Co.	1,664,033	61,552,581
Western Digital Corp.	40,009	2,011,653
WhiteWave Foods Co., Class A (a)(b)	121,097	2,067,126
Whiting Petroleum Corp. (b)	306,554	15,585,205
Williams-Sonoma, Inc. (c)	120,503	6,208,315

Common Stocks	Shares		Value

United States (concluded)
Wyndham Worldwide Corp.		26,437	$1,704,658
XL Group Plc		645,176	19,548,833

			3,660,620,081

Total Common Stocks — 58.5%			6,541,789,281

Corporate Bonds	Par (000)		Value

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	1,027	482,690

Australia — 0.1%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (d)		4,019	4,129,522
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		11,340	10,655,903

			14,785,425

Brazil — 0.3%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		7,440	7,942,200
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,840	4,152,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		5,469	6,016,065
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		3,097	3,256,495
OGX Austria GmbH, 8.50%, 6/01/18 (d)		10,499	8,189,220

			29,555,980

Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		2,866	3,084,108

Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		7,750	7,931,141
Banco Santander Chile, 2.29%, 2/14/14 (d)(e)		6,280	6,221,671
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		6,877	6,533,376

			20,686,188

China — 0.1%
Celestial Nutrifoods Ltd., 13.77%, 6/12/49 (b)(f)(g)	SGD	11,400	91,891
China Milk Products Group Ltd., 0.00%, 1/15/49 (b)(f)	USD	4,800	1,440,000
China Petroleum & Chemical Corp., Series SINO, 1.56%, 4/24/14 (g)(h)	HKD	20,440	3,155,491

			4,687,382

Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (d)	USD	3,261	3,269,152

France — 0.0%
Numericable Finance & Co. SCA, 12.38%, 2/15/19 (d)	EUR	1,035	1,572,096

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (d)	USD	2,964	3,045,510

Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 18.39%, 10/18/10 (b)(f)(g)	CNY	13,100	21,094
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (d)	USD	6,239	6,642,220
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,661	5,014,145

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hong Kong (concluded)
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (g)	HKD	46,000	$6,077,814

			17,755,273

India — 0.2%
ICICI Bank Ltd./Dubai, 4.70%, 2/21/18 (d)	USD	3,247	3,427,111
REI Agro Ltd.:
5.50%, 11/13/14		2,550	1,836,000
5.50%, 11/13/14 (d)(g)		6,845	4,911,287
Suzlon Energy Ltd.:
0.00%, 10/11/12 (b)(f)(h)		5,772	3,953,820
35.55%, 7/25/14 (g)(h)		7,667	4,983,550

			19,111,768

Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	464,750
10.75%, 10/06/17 (d)		3,406	2,878,070

			3,342,820

Ireland — 0.1%
Nara Cable Funding Ltd.:
8.88%, 12/01/18 (d)	EUR	4,551	6,110,562
8.88%, 12/01/18 (d)	USD	1,310	1,352,575
Ono Finance II Plc, 10.88%, 7/15/19 (d)		1,039	1,075,365

			8,538,502

Italy — 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		9,725	9,506,606

Luxembourg — 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,419,718
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	8,048	8,953,400
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	1,000	1,123,498
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)	USD	6,536	6,527,830
TNK-BP Finance SA:
7.50%, 7/18/16		1,015	1,162,987
7.50%, 7/18/16 (d)		2,386	2,733,879
6.63%, 3/20/17 (d)		2,848	3,218,240

			26,139,552

Mexico — 0.1%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		5,227	5,253,135

Netherlands — 0.5%
Bio City Development Co. BV, 8.00%, 7/06/18 (g)		23,800	23,770,250
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
3.38%, 1/19/17		9,469	10,137,644
3.95%, 11/09/22		3,468	3,491,721
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	13,900	18,173,361
Ziggo BV, 3.63%, 3/27/20		2,572	3,300,911

			58,873,887

Singapore — 0.5%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	13,500	10,936,241
3.13%, 3/05/18 (g)		10,500	9,174,593
2.95%, 6/20/22 (g)		27,000	21,720,135
Keppel Land Ltd., 2.50%, 6/23/13 (g)		5,600	4,513,945
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	11,100	10,434,000

			56,778,914

South Korea — 0.2%
Export-Import Bank of Korea, 1.25%, 11/20/15		4,314	4,316,657

Corporate Bonds	Par (000)		Value

South Korea (concluded)
Zeus Cayman, 6.57%, 8/19/13 (g)(h)	JPY	1,478,000	$15,301,019
Zeus Cayman II, 0.00%, 8/18/16 (g)(h)		422,000	5,385,899

			25,003,575

Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	6,312	6,674,309

Switzerland — 0.0%
UBS AG, 5.88%, 12/20/17		2,904	3,444,385

United Arab Emirates — 0.5%
Dana Gas Sukuk Ltd., 7.50%, 10/31/13		46,180	40,629,164
Pyrus Ltd.:
7.50%, 12/20/15 (d)(g)		7,200	9,050,400
7.50%, 12/20/15 (g)		2,300	2,891,100

			52,570,664

United Kingdom — 0.6%
Barclays Bank Plc, 7.63%, 11/21/22		15,625	15,410,156
BAT International Finance Plc, 2.13%, 6/07/17 (d)		6,350	6,540,373
British Telecommunications Plc, 1.41%, 12/20/13 (e)		2,472	2,491,356
Delta Topco Ltd., 10.00%, 11/24/60		12,379	12,589,648
Essar Energy Plc, 4.25%, 2/01/16		7,700	6,237,000
Lloyds TSB Bank Plc, 13.00% (e)(i)	GBP	11,674	26,078,221
Vodafone Group Plc, 2.88%, 3/16/16	USD	700	738,009

			70,084,763

United States — 2.4%
Ally Financial, Inc., 4.50%, 2/11/14		4,460	4,554,775
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		4,607	4,645,358
Bank of America Corp.:
2.00%, 1/11/18		9,021	8,978,087
1.35%, 3/22/18 (e)		4,827	4,822,332
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		1,330	1,605,144
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		2,035	2,182,537
Cablevision Systems Corp., 5.88%, 9/15/22		3,890	3,846,237
CIT Group, Inc., 4.75%, 2/15/15 (d)		7,133	7,471,817
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		19,793	22,106,307
CONSOL Energy, Inc., 8.00%, 4/01/17		9,989	10,788,120
Cricket Communications, Inc., 7.75%, 10/15/20		3,883	3,873,293
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	361,875
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		3,922	6,689,461
Daimler Finance North America LLC:
0.91%, 1/09/15 (d)(e)		9,513	9,551,499
1.30%, 7/31/15 (d)		1,808	1,820,179
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		1,781	1,894,539
DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17		835	870,487
Electronic Arts, Inc., 0.75%, 7/15/16 (g)		3,720	3,603,750
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		6,610	6,571,331
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		6,624	7,331,940
General Electric Capital Corp.:
Series B, 6.25% (e)(i)		9,500	10,426,563
6.00%, 8/07/19		6,590	8,000,688
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		11,449	24,851,486
Hologic, Inc., 2.00%, 12/15/37 (g)(j)		12,918	15,598,485
HSBC USA, Inc., 1.63%, 1/16/18		6,570	6,563,883

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Hughes Satellite Systems Corp.:
6.50%, 6/15/19	USD	1,434	$1,573,815
7.63%, 6/15/21		1,792	2,049,600
Hyundai Capital America:
1.63%, 10/02/15 (d)		2,436	2,452,635
2.13%, 10/02/17 (d)		3,893	3,924,712
Morgan Stanley, 4.75%, 3/22/17		3,935	4,340,396
Mylan, Inc., 3.75%, 9/15/15 (g)		9,660	21,402,937
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	746,050
Reliance Holdings USA, Inc.:
4.50%, 10/19/20 (d)		3,746	3,926,812
5.40%, 2/14/22 (d)		1,995	2,223,836
Salesforce.com, Inc., 0.25%, 4/01/18 (d)(g)		13,194	13,218,739
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,578	5,968,460
Take-Two Interactive Software, Inc.:
4.38%, 6/01/14 (g)		2,415	3,732,684
1.75%, 12/01/16 (g)		9,408	10,801,560
Texas Industries, Inc., 9.25%, 8/15/20		7,402	8,086,685

			263,459,094

Total Corporate Bonds — 6.4%			707,705,778

Floating Rate Loan Interests (e)	Par (000)		Value

Canada — 0.0%
Essar Steel Algoma, Inc., Term Loan, 1.25% - 8.75%, 4/22/13		3,699	3,754,457

Chile — 0.1%
GNL Quintero SA, Tranche B Facility, 0.31% - 1.31%, 4/22/13		7,556	6,603,764

France — 0.1%
Constellium Holdco BV (Constellium France SAS):
Term Loan B, 6.00%, 3/25/20		3,186	3,241,348
Term Loan B, 6.00%, 3/25/20	EUR	3,186	4,145,072

			7,386,420

United Kingdom — 0.2%
Delta Debtco, Ltd., Term Loan, 9.25%, 7/01/13	USD	19,179	20,305,766
Kleinwort Benson Group, Bridge Loan, 0.00%, 4/20/13	EUR	9,763	1

			20,305,767

United States — 0.3%
Cricket Communications, Inc., 1.25% - 4.75%, 5/13/13	USD	7,930	7,971,632
Navistar, Inc., Tranche B Term Loan, 1.50% - 7.00%, 4/30/13		1,553	1,567,847
Obsidian Natural Gas Trust, Term Loan, 5.00% - 7.00%, 4/02/13		9,053	9,098,175
Univision Communications, Inc., 2013 Converted Extended First - Lien Term Loan, Term Loan C1, 1.25% - 4.75%, 4/30/13		12,670	12,731,323
Vodafone Americas Finance 2, Inc., New Series A Loan, 6.25%, 7/11/13 (k)		7,114	7,309,185

			38,678,162

Total Floating Rate Loan Interests — 0.7%			76,728,570

Foreign Government Obligations	Par (000)		Value

Australia — 1.9%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	28,290	$29,980,833
5.75%, 5/15/21		24,335	29,671,213
5.50%, 4/21/23		92,284	112,851,473
Queensland Treasury Corp.:
6.00%, 9/14/17		13,292	15,271,074
6.00%, 6/14/21		19,934	23,591,046

			211,365,639

Brazil — 1.4%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	66,755	87,903,593
Series F, 10.00%, 1/01/21		130,279	66,925,464

			154,829,057

Canada — 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,606	12,420,120
1.50%, 3/01/17		18,869	18,730,260
3.50%, 6/01/20		14,061	15,624,669

			46,775,049

Germany — 1.8%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	74,599	112,102,426
3.50%, 7/04/19		58,604	88,880,037

			200,982,463

Hong Kong — 0.3%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	37,850	4,947,642
3.51%, 12/08/14		96,250	13,090,355
1.69%, 12/22/14		49,550	6,544,826
0.27%, 12/18/17		49,300	6,275,408
3.56%, 6/25/18		29,600	4,394,079

			35,252,310

Malaysia — 0.5%
Federation of Malaysia:
3.21%, 5/31/13	MYR	64,533	20,863,236
3.46%, 7/31/13		38,171	12,354,052
5.09%, 4/30/14		63,226	20,877,639

			54,094,927

Netherlands — 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17 (d)	USD	12,526	12,632,722

Russia — 0.2%
Russian Federation, 7.50%, 2/27/19	RUB	411,980	13,968,616
Vnesheconombank Via VEB Finance Plc, 6.03%, 7/05/22 (d)	USD	3,200	3,540,000

			17,508,616

Switzerland — 0.2%
Switzerland Government Bond:
2.00%, 4/28/21	CHF	4,487	5,279,043
2.00%, 5/25/22		3,206	3,786,117
4.00%, 2/11/23		6,544	9,029,355

			18,094,515

Turkey — 0.0%
Republic of Turkey, 6.75%, 4/03/18	USD	1,900	2,242,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

United Kingdom — 1.2%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	72,541	$136,582,620

Total Foreign Government Obligations — 8.0%			890,359,918

Investment Companies	Shares		Value

ETFS Gold Trust (b)		256,340	40,364,527
ETFS Palladium Trust (b)		89,760	6,797,525
ETFS Platinum Trust (b)		76,089	11,735,207
iShares Gold Trust (b)(l)		2,310,427	35,857,827
SPDR Gold Trust (b)		545,201	84,206,294

Total Investment Companies — 1.6%			178,961,380

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.50%, 11/15/15 (d)(e)	USD	13,186	13,258,244

Preferred Securities

Capital Trusts	Par (000)		Value

Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(i)		1,464	1,395,192

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		6,357	6,786,097

United States — 0.2%
Citigroup, Inc., 5.95% (e)(i)		4,748	4,926,050
NBCUniversal Enterprise, Inc., 5.25% (d)(i)		6,000	6,060,600
USB Capital IX, 3.50% (e)(i)		8,983	8,332,631

			19,319,281

Total Capital Trusts — 0.3%			27,500,570

Preferred Stocks	Shares		Value

United Kingdom — 0.2%
HSBC Holdings Plc, Series 2, 8.00%		269,500	7,572,950
Royal Bank of Scotland Group Plc:
Series M, 6.40%		168,525	3,761,478
Series Q, 6.75%		91,325	2,133,352
Series T, 7.25%		250,583	6,104,202

			19,571,982

United States — 0.7%
Bank of America Corp., Series 8, 8.63%		520,279	13,267,115
Cliffs Natural Resources, Inc., 7.00% (g)		247,190	4,615,037
Continental Airlines Finance Trust II, 6.00% (g)		21,250	990,781
Fannie Mae, Series S, 8.25% (b)(e)		921,074	3,030,333
General Motors Co., Series B, 4.75% (g)		243,123	10,439,702
Health Care REIT, Inc., Series I, 6.50% (g)		132,093	8,204,296

Preferred Securities	Shares		Value

United States (concluded)
NextEra Energy, Inc., 5.60%		163,146	$8,805,479
PPL Corp.:
8.75% (g)		128,534	7,165,771
9.50% (g)		144,700	7,929,560
United Technologies Corp., 7.50% (g)		89,362	5,348,316
US Bancorp:
Series F, 6.50% (e)		236,374	7,058,128
Series G, 6.00% (e)		125,469	3,493,057
Wells Fargo & Co., Series L, 7.50% (g)		4,370	5,631,838

Total Preferred Stocks — 0.9%			105,551,395

Trust Preferreds

United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		438,422	12,534,485
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		580,751	15,796,427
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33 (g)		87,281	4,494,971
RBS Capital Funding Trust VII, Series G, 6.08% (b)(f)(i)		157,799	3,394,256

Total Trust Preferreds — 0.3%			36,220,139

Total Preferred Securities — 1.5%			169,272,104

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 3.50%, 4/01/43 (m)	USD	13,169	13,905,728

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
2.25%, 3/31/16 (n)		100,897	106,572,034
0.63%, 9/30/17		51,894	51,792,751
1.38%, 9/30/18		54,623	56,090,480
1.00%, 9/30/19		39,024	38,731,618
1.25%, 10/31/19		13,107	13,203,560
3.50%, 5/15/20		169,391	195,594,217
2.63%, 8/15/20 (o)		89,024	97,237,998
2.00%, 11/15/21		15,998	16,498,144
1.75%, 5/15/22		19,258	19,313,575
1.63%, 11/15/22		33,263	32,672,917

Total U.S. Treasury Obligations — 5.6%			627,707,294

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Warrants (p)	Shares		Value

Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 9/03/13, Strike Price AUD 1.28)		4,195,800	$649,224

Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/18, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (b)		37,568	185

Total Warrants — 0.0%			649,409

Total Long-Term Investments
(Cost — $7,987,268,659) — 82.5%			9,220,337,706

Short-Term Securities

Foreign Agency Obligations (q)	Par (000)		Value

Japan Treasury Discount Bill:
0.04%, 9/10/13	JPY	3,290,000	34,927,028
0.05%, 6/20/13		2,250,000	23,888,273
0.08%, 5/13/13		2,640,000	28,029,831
Mexico Cetes:
0.00%, 8/22/13	MXN	131,939	10,547,748
1.98%, 4/04/13		446,061	36,197,159
3.98%, 9/05/13		171,521	13,682,124
3.99%, 9/19/13		356,237	28,373,171
Republic of Turkey:
6.04%, 7/17/13	TRY	13,199	7,162,092
6.32%, 5/15/13		27,275	14,951,719
6.40%, 9/11/13		10,551	5,668,823

Total Foreign Agency Obligations — 1.8%			203,427,968

Money Market Funds	Beneficial Interest (000)		Value

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (l)(r)(s)	USD	61,625	61,625,009

Total Money Market Funds — 0.5%			61,625,009

Time Deposits	Par (000)		Value

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/13	JPY	44,593	473,718

Total Time Deposits — 0.0%			473,718

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bills (q):
0.09%, 4/04/13-5/09/13	USD	362,025	$362,014,900
0.07%, 4/11/13		448,610	448,600,631
0.06%, 4/18/13-5/23/13		146,000	145,987,935
0.08%, 4/25/13-5/16/13		164,350	164,339,118
0.05%, 5/02/13		230,350	230,330,484
0.00%, 6/06/13-6/27/13		53,100	53,093,150
0.06%, 6/13/13		87,290	87,279,787
0.06%, 6/20/13		205,195	205,166,478

Total U.S. Treasury Obligations — 15.2%			1,696,812,483

Total Short-Term Securities
(Cost — $1,961,447,164) — 17.5%			1,962,339,178

Options Purchased			Value

(Cost — $72,827,863) — 0.8%			90,996,971

Total Investments Before Investments Sold Short, Options Written and TBA Sale Commitments
(Cost — $10,021,543,686*) — 100.8%			11,273,673,855

Investments Sold Short	Shares		Value

Specialty Retail — (0.2)%
Fast Retailing Co. Ltd.		62,500	(20,340,040)

Total Investments Sold Short
(Proceeds — $16,988,531) — (0.2)%			(20,340,040)

Options Written			Value

(Premiums Received — $ 18,253,642) — (0.2)%			(26,659,282)

TBA Sale Commitments (m)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities, 3.50%, 4/01/43	USD	13,169	(13,905,728)

Total TBA Sale Commitments
(Proceeds — $13,903,670) — (0.1)%			(13,905,728)

Total Investments Net of Investments Sold Short, Options Written and TBA Sale Commitments — 100.3%			11,212,768,805
Liabilities in Excess of Other Assets — (0.3)%			(32,717,733)

Net Assets — 100.0%			$11,180,051,072

Notes to Consolidated Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,087,737,403

Gross unrealized appreciation	$1,470,441,149
Gross unrealized depreciation	(284,504,697)

Net unrealized appreciation	$1,185,936,452

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Convertible security.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased	Shares/Beneficial Interest Sold		Shares/Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income
BlackRock Liquidity Series LLC, Money Market Series	$72,374,364	—		$(10,749,355)[1]	$61,625,009	$61,625,009	$83,338
iShares Gold Trust	2,310,427	—	—		2,310,427	$35,857,827	—

[1] Represents net shares sold.

(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$13,905,728	$112,143
JPMorgan Chase & Co.	$(13,905,728)	$ (2,058)

(n)	All or a portion of security pledged as collateral in connection with open financial futures contracts.
(o)	All or a portion of security has been pledged as collateral in connection with swaps.
(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(q)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(r)	Represents the current yield as of report date.
(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
496	Nikkei 225 Index	Chicago Mercantile	June 2013	USD	32,691,867	$ 1,954,898
535	TOPIX Index	Tokyo	June 2013	USD	59,106,764	2,784,644
(6)	DAX Index	Eurex	June 2013	USD	(1,499,802)	37,045
(397)	EURO STOXX 50 Index	Eurex	June 2013	USD	(12,996,657)	536,293
(129)	FTSE/MIB Index	Borse Italiana	June 2013	USD	(12,432,005)	677,617
(1,103)	S&P 500 E-Mini Index	Chicago Mercantile	June 2013	USD	(86,185,663)	(1,201,689)
Total						$ 4,788,808

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	81,645,285	USD	866,833	Goldman Sachs Group, Inc.	4/01/13	$74

USD	84,336	MXN	1,038,081	Deutsche Bank AG	4/01/13	32

USD	2,115,381	AUD	2,028,306	BNP Paribas SA	4/02/13	4,726

USD	1,003,004	EUR	785,721	BNP Paribas SA	4/02/13	(4,133)

USD	611,268	HKD	4,746,587	Goldman Sachs Group, Inc.	4/02/13	(138)

USD	47,619	MXN	590,268	Deutsche Bank AG	4/02/13	(317)

EUR	4,572,628	USD	5,870,340	BNP Paribas SA	4/03/13	(9,145)

USD	88,523	MXN	1,094,042	Deutsche Bank AG	4/03/13	(326)

EUR	20,412,000	JPY	2,588,904,990	Bank of America Corp.	4/04/13	(1,336,916)

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	187,044,938	USD	1,986,227	Goldman Sachs Group, Inc.	4/04/13	$(190)
JPY	513,111,017	USD	5,493,000	UBS AG	4/04/13	(41,953)
USD	27,738,000	JPY	2,590,743,069	Bank of America Corp.	4/04/13	215,177
USD	37,586,675	JPY	3,504,581,540	UBS AG	4/04/13	355,667
USD	34,500,797	MXN	446,060,800	Deutsche Bank AG	4/04/13	(1,589,181)
USD	39,919,930	GBP	25,670,000	Deutsche Bank AG	4/05/13	917,207
USD	27,785,949	JPY	2,596,533,000	Barclays Plc	4/05/13	201,437
USD	27,617,000	JPY	2,580,300,497	BNP Paribas SA	4/05/13	204,936
USD	22,213,283	JPY	2,065,902,000	Deutsche Bank AG	4/05/13	265,980
CAD	28,658,103	USD	27,752,000	Credit Suisse Group AG	4/11/13	450,486
EUR	19,960,000	JPY	2,439,191,840	Morgan Stanley	4/11/13	(325,890)
EUR	11,107,287	USD	14,434,920	Morgan Stanley	4/11/13	(195,720)
JPY	1,624,198,400	USD	17,600,000	Deutsche Bank AG	4/11/13	(344,504)
USD	27,617,000	JPY	2,582,520,904	Bank of America Corp.	4/11/13	180,278
USD	53,088,597	JPY	4,956,086,000	Deutsche Bank AG	4/11/13	435,101
USD	11,179,000	JPY	1,056,493,753	JPMorgan Chase & Co.	4/11/13	(45,198)
USD	27,617,000	JPY	2,579,206,864	JPMorgan Chase & Co.	4/11/13	215,486
USD	22,237,017	BRL	44,152,710	Deutsche Bank AG	4/12/13	424,318
USD	27,617,000	JPY	2,581,084,820	Goldman Sachs Group, Inc.	4/12/13	195,357
USD	27,617,000	JPY	2,581,968,564	Morgan Stanley	4/12/13	185,968
USD	39,287,715	JPY	3,667,960,000	UBS AG	4/12/13	319,026
EUR	26,773,000	USD	34,793,655	Credit Suisse Group AG	4/18/13	(469,956)
USD	27,653,000	JPY	2,574,687,871	BNP Paribas SA	4/18/13	298,252
USD	27,735,136	JPY	2,588,964,000	Credit Suisse Group AG	4/18/13	228,711
USD	26,139,424	JPY	2,448,885,000	Morgan Stanley	4/18/13	121,267
EUR	20,625,000	JPY	2,519,673,750	Goldman Sachs Group, Inc.	4/19/13	(328,457)
EUR	13,437,000	USD	17,463,935	Goldman Sachs Group, Inc.	4/19/13	(237,232)
USD	16,160,638	GBP	10,680,200	Deutsche Bank AG	4/19/13	(65,473)
USD	27,948,000	GBP	18,370,285	Deutsche Bank AG	4/19/13	38,572
USD	12,446,546	GBP	8,227,000	Goldman Sachs Group, Inc.	4/19/13	(52,491)
EUR	21,494,000	USD	27,913,828	BNP Paribas SA	4/25/13	(356,711)
USD	26,670,109	JPY	2,450,863,000	BNP Paribas SA	4/25/13	629,752
USD	27,160,850	JPY	2,498,173,500	Credit Suisse Group AG	4/25/13	617,820
USD	27,584,000	JPY	2,522,832,640	Goldman Sachs Group, Inc.	4/25/13	778,968
EUR	20,625,000	JPY	2,508,464,062	Barclays Plc	4/26/13	(209,385)
EUR	19,960,000	JPY	2,427,788,692	BNP Paribas SA	4/26/13	(204,797)
EUR	15,784,100	USD	20,578,521	Deutsche Bank AG	4/26/13	(341,847)
USD	27,473,000	JPY	2,525,180,795	Goldman Sachs Group, Inc.	4/26/13	642,844
EUR	33,397,894	USD	43,652,718	Deutsche Bank AG	5/02/13	(831,665)
EUR	16,250,414	USD	21,205,816	UBS AG	5/02/13	(370,375)
EUR	29,246,815	USD	37,828,708	UBS AG	5/02/13	(329,955)
USD	27,963,788	AUD	27,052,000	Credit Suisse Group AG	5/02/13	(127,658)
USD	27,978,000	JPY	2,661,547,140	JPMorgan Chase & Co.	5/02/13	(302,322)
EUR	20,311,597	USD	26,300,268	Barclays Plc	5/03/13	(257,596)
EUR	20,145,616	USD	26,098,948	BNP Paribas SA	5/03/13	(269,089)
EUR	33,996,932	USD	44,023,987	Credit Suisse Group AG	5/03/13	(434,556)
EUR	20,166,117	USD	26,115,323	Goldman Sachs Group, Inc.	5/03/13	(259,179)
USD	18,098,433	GBP	11,949,000	JPMorgan Chase & Co.	5/10/13	(53,261)
USD	31,569,272	JPY	3,015,560,000	Barclays Plc	5/10/13	(474,587)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	25,575,713	JPY	2,416,239,900	Goldman Sachs Group, Inc.	5/10/13	$(99,667)
USD	25,641,222	JPY	2,421,428,800	JPMorgan Chase & Co.	5/10/13	(89,297)
USD	28,226,238	JPY	2,640,000,000	UBS AG	5/13/13	172,499
USD	9,865,884	TRY	18,117,710	Credit Suisse Group AG	5/15/13	(86,592)
USD	4,973,909	TRY	9,156,966	Credit Suisse Group AG	5/15/13	(56,224)
USD	25,273,941	JPY	2,250,000,000	Barclays Plc	6/20/13	1,357,810
USD	7,301,250	TRY	13,199,200	Barclays Plc	7/17/13	111,811
USD	10,460,059	MXN	131,939,000	Credit Suisse Group AG	8/22/13	(77,206)
USD	10,446,725	MXN	131,939,000	Credit Suisse Group AG	9/05/13	(77,073)
USD	3,134,017	MXN	39,581,700	Credit Suisse Group AG	9/05/13	(23,122)
USD	34,302,992	JPY	3,290,000,000	Deutsche Bank AG	9/10/13	(695,039)
USD	5,675,632	TRY	10,551,000	UBS AG	9/11/13	(27,010)
USD	17,737,158	MXN	224,297,000	Credit Suisse Group AG	9/19/13	(130,520)
USD	10,433,669	MXN	131,940,000	Credit Suisse Group AG	9/19/13	(76,777)

Total						$(1,739,168)

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Barrick Gold Corp.	Call	USD	80.00	1/18/14	32,487	$129,948
Goldcorp, Inc.	Call	USD	80.00	1/18/14	20,313	142,191
Newmont Mining Corp.	Call	USD	90.00	1/18/14	25,990	285,890
Humana, Inc.	Put	USD	67.50	8/17/13	1,520	722,000

Total						$1,280,029

—	Over-the-counter options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Nikkei 225 Index	Goldman Sachs Group, Inc.	Call	JPY	11,400.00	4/12/13	4,529	–	$4,471,892
S&P 500 Volatility Index	Credit Suisse Group AG	Call	USD	18.00	5/22/13	264,100	–	330,125
Nikkei 225 Index	Bank of America Corp.	Call	JPY	9,600.00	12/13/13	2,921	–	8,838,844
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	9,400.00	12/13/13	2,916	–	9,358,354
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,354.06	12/13/13	2,920	–	9,495,128
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,617.63	12/13/13	2,763	–	8,316,398
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	1,460	–	2,672,418
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	412	–	754,134
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	132	–	241,616
Activision Blizzard, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	789,528	–	128,003
Aetna, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	573,045	–	722,637
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	590,560	–	82,021

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Alcoa, Inc.	Goldman Sachs Group, Inc.	Call	USD	15.00	1/17/14	1,426,244	–	$35,321
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	700,319	–	8,456
Autozone, Inc.	Goldman Sachs Group, Inc.	Call	USD	550.00	1/17/14	59,851	–	20,347
Bank of America Corp.	Goldman Sachs Group, Inc.	Call	USD	17.00	1/17/14	3,183,581	–	563,235
Best Buy Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	1,719,134	–	988,934
Boeing Co.	Goldman Sachs Group, Inc.	Call	USD	110.00	1/17/14	509,373	–	196,750
Boston Scientific Corp.	Goldman Sachs Group, Inc.	Call	USD	10.00	1/17/14	1,438,979	–	326,653
Bristol-Myers Squibb Co.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	1,426,244	–	224,644
Broadcom Corp.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	764,059	–	50,307
Caterpillar, Inc.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	827,731	–	67,928
Cisco Systems, Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	3,183,581	–	178,864
Citigroup, Inc.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	3,183,581	–	7,458,373
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	280,191	–	27,288
Corning, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	1,591,790	–	89,875
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	831,482	–	14,726
EMC Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	2,228,507	–	86,159
Endeavour Silver Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	222,638	–	7,415
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	140,675	–	11,529
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs Group, Inc.	Call	USD	65.00	1/17/14	1,719,134	–	77,154
General Electric Co.	Goldman Sachs Group, Inc.	Call	USD	35.00	1/17/14	3,183,581	–	81,886
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	1,718,964	–	812
Halliburton Co.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	1,209,761	–	429,158
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	438,425	–	22,452
Hewlitt-Packard Co.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	3,183,581	–	2,556,358
Humana, Inc.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	254,686	–	70,972
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	739,472	–	8,404
Intel Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	3,183,581	–	49,543
International Business Machines Co.	Goldman Sachs Group, Inc.	Call	USD	295.00	1/17/14	331,092	–	14,501
J.C. Penney Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	891,403	–	21,847
JPMorgan Chase & Co.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	3,183,581	–	1,331,975
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	3,183,267	–	82,190
Las Vegas Sands Corp.	Goldman Sachs Group, Inc.	Call	USD	77.25	1/17/14	1,146,089	–	932,473

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Lowes Cos.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	2,546,865	–	$2,319,668
Marvell Technology Group Ltd.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	1,846,477	–	80,355
Mastercard, Inc.	Goldman Sachs Group, Inc.	Call	USD	660.00	1/17/14	95,507	–	529,093
McDonald’s Corp.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	573,045	–	30,207
Microsoft Corp.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	3,183,581	–	92,519
Monster Beverage Corp.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	445,701	–	44,002
NetApp, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	1,044,215	–	85,754
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	471,633	–	29,747
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	435,839	–	29
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	795,205	–	11,707
Priceline.com, Inc.	Goldman Sachs Group, Inc.	Call	USD	1,000.00	1/17/14	127,343	–	599,099
QUALCOMM, Inc.	Goldman Sachs Group, Inc.	Call	USD	95.00	1/17/14	1,273,432	–	189,561
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	107,340	–	18,330
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	105,773	–	49,404
Safeway, Inc.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	764,059	–	2,293,453
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	69,650	–	6,494
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	194,689	–	14,654
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	798,592	–	200,350
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	454,150	–	4,438
Staples, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	2,801,552	–	269,962
Starwood Hotels & Resort Worldwide, Inc.	Goldman Sachs Group, Inc.	Call	USD	85.00	1/17/14	191,015	–	78,348
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	509,322	–	34,149
United Technologies Corp.	Goldman Sachs Group, Inc.	Call	USD	120.00	1/17/14	483,904	–	84,826
UnitedHealth Group, Inc.	Goldman Sachs Group, Inc.	Call	USD	85.00	1/17/14	636,716	–	36,398
Visa, Inc.	Goldman Sachs Group, Inc.	Call	USD	190.00	1/17/14	292,889	–	1,377,508
Western Union Co.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	445,701	–	3,985
Yahoo!, Inc.	Goldman Sachs Group, Inc.	Call	USD	25.00	1/17/14	2,228,507	–	3,902,467
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,911,514	–	191,331
Yum! Brands, Inc.	Goldman Sachs Group, Inc.	Call	USD	100.00	1/17/14	445,701	–	74,432
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Call	USD	93.80	3/14/14	157,102	–	4,515,111
Nikkei 225 Index	BNP Paribas SA	Call	JPY	9,685.15	3/14/14	3,009	–	9,126,390
S&P 500 Index	Goldman Sachs Group, Inc.	Put	USD	1,520.00	4/19/13	27,010	–	135,050
S&P 500 Index	JPMorgan Chase & Co.	Put	USD	1,510.00	4/19/13	26,970	–	114,623

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

Russell 2000 Index	JPMorgan Chase & Co.	Put	USD	890.00	5/17/13	29,199		–	$197,093
S&P 500 Index	Bank of America Corp.	Put	USD	1,520.00	5/17/13	18,072		–	245,326
S&P 500 Index	Credit Suisse Group AG	Put	USD	1,520.00	5/17/13	36,868		–	500,481
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	17,748		–	122,461
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	17,678		–	121,978
EUR Currency	Credit Suisse Group AG	Put	USD	1.20	6/03/13	–	EUR	75,999	151,793
KOPSI Index	Citigroup, Inc.	Put	USD	243.53	12/12/13	666		–	386,267

Total									$89,716,942

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marathon Oil Corp.	Call	USD	67.50	4/20/13	2,616	$(5,886,000)
PulteGroup, Inc.	Call	USD	19.00	4/20/13	2,538	(366,741)
Tiffany & Co.	Call	USD	65.00	5/18/13	1,105	(585,650)
Kraft Foods Group, Inc.	Call	USD	47.50	6/22/13	1,971	(886,950)
Marathon Petroleum Corp.	Call	USD	77.50	7/20/13	2,621	(3,695,610)
The Procter & Gamble Co.	Call	USD	72.50	7/20/13	6,955	(3,460,112)
Humana, Inc.	Call	USD	75.00	8/17/13	1,520	(444,600)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	504	(161,280)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	700	(297,500)
Humana, Inc.	Put	USD	60.00	8/17/13	1,520	(326,800)

Total						$(16,111,243)

—	Over-the-counter barrier options written as of March 31, 2013 were as follows:

Description	Counterparty	Strike Price		Barrier Price		Expiration Date	Contracts	Market Value
S&P 500 Index	Goldman Sachs Group, Inc.	USD	1,450.00	USD	1,375.00	04/19/13	27,010	$(30,608)

—	Over-the-counter options written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

Yahoo! Japan Corp.	Goldman Sachs Group, Inc.	Call	JPY	37,761.36	4/11/13	8,412		–	$(494,359)
Yahoo! Japan Corp.	Goldman Sachs Group, Inc.	Call	JPY	37,761.36	5/02/13	8,412		–	(520,423)
Russell 2000 Index	JPMorgan Chase & Co.	Call	USD	975.00	5/17/13	29,199		–	(246,732)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	17,678		–	(324,391)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	17,748		–	(325,676)
S&P 500 Volatility Index	Credit Suisse Group AG	Call	USD	25.00	5/22/13	264,100		–	(125,448)
EUR Currency	Credit Suisse Group AG	Call	USD	1.40	6/03/13	–	EUR	75,999	(5,202)
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	11,000.00	12/13/13	2,004		–	(3,668,168)
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Call	USD	111.44	3/14/14	157,102		–	(2,526,200)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Over-the-counter options written as of March 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Nikkei 225 Index	BNP Paribas SA	Put	JPY	9,300.00	3/14/13	3,009	–	$(440,488)
Nikkei 225 Index	Goldman Sachs Group, Inc.	Put	JPY	10,500.00	4/12/13	4,529	–	(19,908)
S&P 500 Index	JPMorgan Chase & Co.	Put	USD	1,410.00	4/19/13	26,970	–	(16,856)
Russell 2000 Index	JPMorgan Chase & Co.	Put	USD	825.00	5/17/13	29,199	–	(59,858)
S&P 500 Index	Bank of America Corp.	Put	USD	1,420.00	5/17/13	18,072	–	(64,129)
S&P 500 Index	Credit Suisse Group AG	Put	USD	1,420.00	5/17/13	36,868	–	(130,827)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	17,678	–	(34,030)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	17,748	–	(34,165)
Nikkei 225 Index	Bank of America Corp.	Put	JPY	8,286.96	12/13/13	2,921	–	(215,226)
Nikkei 225 Index	Citigroup, Inc.	Put	JPY	8,305.01	12/13/13	2,916	–	(217,408)
Nikkei 225 Index	JPMorgan Chase & Co.	Put	JPY	8,808.23	12/13/13	2,763	–	(285,149)
Nikkei 225 Index	JPMorgan Chase & Co.	Put	JPY	8,592.09	12/13/13	2,920	–	(262,302)
S&P 500 Index	Citigroup, Inc.	Put	USD	1,149.60	12/20/13	11,200	–	(110,869)
Goldman Sachs JPY Weak Yen Index	Goldman Sachs Group, Inc.	Put	USD	83.58	3/14/14	157,102	–	(389,613)

Total								$(10,517,427)

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Morgan Stanley	Put	3.15%	Receive	6-month JPY LIBOR	4/30/13	JPY	3,301,281	$(4)

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.54%[1]	3-month LIBOR	Deutsche Bank AG	9/14/15	USD	64,834	$(48,664)
0.49%[1]	3-month LIBOR	Deutsche Bank AG	9/14/15	USD	1,900	498
0.50%[1]	3-month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	65,081	4,855
0.76%[1]	6-month LIBOR	Deutsche Bank AG	2/28/16	GBP	32,925	(15,892)
1.28%[2]	3-month LIBOR	UBS AG	6/22/16	USD	29,028	114,884
1.30%[2]	3-month LIBOR	Deutsche Bank AG	8/17/16	USD	503	1,736
1.01%[2]	3-month LIBOR	Deutsche Bank AG	9/27/16	USD	259,423	9,028
1.03%[2]	3-month LIBOR	Deutsche Bank AG	9/27/16	USD	1,650	397
1.04%[2]	3-month LIBOR	Deutsche Bank AG	9/28/16	USD	7,700	2,201
1.00%[2]	3-month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	259,646	(26,432)
1.24%[2]	3-month LIBOR	Deutsche Bank AG	9/14/18	USD	25,933	114,678
1.16%[2]	3-month LIBOR	Deutsche Bank AG	9/14/18	USD	800	295
1.19%[2]	3-month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	26,450	(1,973)
1.40%[2]	6-month LIBOR	Deutsche Bank AG	2/28/19	GBP	13,172	126,365

Total						$281,976

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Contract Amount		Unrealized Appreciation

SGX Nikkei Stock Average Dividend Point Index Futures December 2013	JPY	434,255,500	[1]	Citigroup, Inc.	3/31/14	USD	265	$1,362,704

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Argentina	$6,384,802	–	–	$6,384,802
Australia	–	$44,130,075	–	44,130,075
Belgium	3,843,795	12,892,974	–	16,736,769
Brazil	134,125,460	–	–	134,125,460
Canada	268,492,228	–	–	268,492,228
Chile	4,774,190	–	–	4,774,190
China	8,782,712	47,455,786	–	56,238,498
Denmark	–	6,158,552	–	6,158,552
France	30,606,866	160,849,765	–	191,456,631
Germany	–	219,182,718	–	219,182,718
Hong Kong	–	16,371,445	–	16,371,445
Indonesia	–	3,579,887	–	3,579,887
Ireland	17,014,449	–	–	17,014,449
Israel	1,214,457	–	–	1,214,457
Italy	–	76,541,626	–	76,541,626
Japan	206,633,593	610,570,191	–	817,203,784
Kazakhstan	12,594,226	–	–	12,594,226
Malaysia	6,673,729	37,003,866	–	43,677,595
Mexico	29,549,315	–	–	29,549,315
Netherlands	7,855,346	47,602,125	–	55,457,471
Philippines	5,115,838	–	–	5,115,838
Portugal	3,946,503	–	–	3,946,503
Russia	23,541,288	–	–	23,541,288
Singapore	–	61,632,918	–	61,632,918
South Africa	6,489,850	2,853,288	–	9,343,138

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
South Korea	$89,900,056	$5,147,904	–	$95,047,960
Spain	2,648,730	28,973,307	–	31,622,037
Sweden	–	16,470,448	–	16,470,448
Switzerland	1,894,314	171,758,152	–	173,652,466
Taiwan	8,129,260	31,468,937	–	39,598,197
Thailand	37,594,259	–	–	37,594,259
United Arab Emirates	5,037,784	–	–	5,037,784
United Kingdom	68,404,989	280,072,258	$ 9,204,939	357,682,186
United States	3,638,606,611	–	22,013,470	3,660,620,081
Corporate Bonds	–	657,766,075	49,939,703	707,705,778
Floating Rate Loan Interests	–	29,266,607	47,461,963	76,728,570
Foreign Government Obligations	–	890,359,918	–	890,359,918
Investment Companies	178,961,380	–	–	178,961,380
Non-Agency Mortgage-Backed Securities	–	13,258,244	–	13,258,244
Preferred Securities	141,771,534	27,500,570	–	169,272,104
U.S. Government Sponsored Agency Securities	–	13,905,728	–	13,905,728
U.S. Treasury Obligations	–	627,707,294	–	627,707,294
Warrants	649,409	–	–	649,409
Short-Term Securities:
Foreign Agency Obligations	–	203,427,968	–	203,427,968
Money Market Funds	–	61,625,009	–	61,625,009
Time Deposits	–	473,718	–	473,718
U.S. Treasury Obligations	–	1,696,812,483	–	1,696,812,483
Options Purchased:
Equity Contracts	2,301,359	88,543,819	–	90,845,178
Foreign Currency Exchange Contracts	–	151,793	–	151,793
Liabilities:
Investments:
Investments Sold Short	(20,340,040)	–	–	(20,340,040)
TBA Sale Commitments	–	(13,905,728)	–	(13,905,728)
Total	$4,933,198,292	$6,177,609,720	$128,620,075	$11,239,428,087

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$5,990,497	–	–	$5,990,497
Foreign currency exchange contracts	4,832	$9,564,730	–	9,569,562
Interest rate contracts	–	374,937	–	374,937
Other contracts	–	1,362,704	–	1,362,704
Liabilities:
Equity contracts	(18,480,088)	(9,380,883)	–	(27,860,971)
Foreign currency exchange contracts	(14,249)	(11,294,481)	–	(11,308,730)
Interest rate contracts	–	(92,961)	–	(92,961)
Total	$(12,499,008)	$(9,465,954)	–	$(21,964,962)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$17,595,168	–	–	$17,595,168
Liabilities:
Bank overdraft	–	$(2,713,854)	–	(2,713,854)
Cash received as collateral for swaps and options	–	(30,451,404)	–	(30,451,404)
Collateral on securities loaned at value	–	(61,625,009)	–	(61,625,009)
Total	$17,595,168	$(94,790,267)	–	$(77,195,099)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2012, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

of March 31, 2013, there were securities with a value of $141,116,084 that were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period December 31, 2012 to March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2012	$22,663,755	$47,799,004	$43,242,731	$113,705,490
Transfers into Level 3[1]	–	–	–	–
Transfers out of Level 3[1]	–	–	–	–
Accrued discounts/premiums.	–	20,575	40,016	60,591
Net realized gain (loss)	–	–	14,306	14,306
Net change in unrealized appreciation/depreciation[2]	742,233	2,120,124	726,931	3,589,288
Purchases	7,812,421	–	4,094,530	11,906,951
Sales	–	–	(656,551)	(656,551)
Closing Balance, as of March 31, 2013	$31,218,409	$49,939,703	$47,461,963	$128,620,075

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

2 The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $3,589,288.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	29

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Global Opportunities V.I. Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.4%
Arcos Dorados Holdings, Inc., Class A	13,000	$171,600

Australia – 0.2%
CSL Ltd.	1,582	97,734

Belgium – 1.1%
Anheuser-Busch InBev NV	5,042	501,243

Canada – 0.4%
Detour Gold Corp. (a)	9,300	178,540

China – 1.1%
China Construction Bank Corp., H Shares	626,400	513,416

Cyprus – 0.8%
Eurasia Drilling Co. Ltd	9,800	347,900

France – 4.4%
AXA SA	20,200	349,069
BNP Paribas SA	5,740	295,125
Danone SA	4,900	341,168
LVMH Moet Hennessy Louis Vuitton SA	1,300	223,344
Sanofi	3,500	356,935
Technip SA	2,200	225,645
Valeo SA	4,000	216,727

		2,008,013

Germany – 2.7%
Deutsche Lufthansa AG, Registered Shares	17,200	336,407
GSW Immobilien AG	2,100	83,154
SAP AG - ADR	5,300	426,862
Volkswagen AG, Preference Shares	1,900	378,412

		1,224,835

Hong Kong – 1.3%
AIA Group Ltd.	137,200	603,165

India – 1.0%
ICICI Bank Ltd.	11,200	217,940
Jubilant Foodworks Ltd. (a)	9,834	226,374

		444,314

Indonesia – 3.3%
Alam Sutera Realty Tbk PT	2,033,000	224,250
Bank Mandiri Perseo Tbk PT	383,000	394,859
Global Mediacom Tbk PT	1,253,500	300,189
Matahari Department Store Tbk PT (a)	379,700	429,040
Tower Bersama Infrastructure Tbk PT (a)	271,300	168,815

		1,517,153

Ireland – 1.2%
Eaton Corp. Plc	3,700	226,625
Ingersoll-Rand Plc	6,300	346,563

		573,188

Italy – 1.6%
Eni SpA	22,400	501,480

Common Stocks	Shares	Value

Italy (concluded)
Saipem SpA	7,400	$227,433

		728,913

Japan – 6.6%
Dena Co. Ltd.	4,500	122,080
Hino Motors Ltd.	28,200	306,014
Honda Motor Co. Ltd.	12,100	465,754
ITOCHU Corp.	29,500	362,303
ORIX Corp.	32,000	408,380
Softbank Corp.	10,100	465,103
Tokio Marine Holdings, Inc.	12,900	373,024
Toyota Motor Corp.	5,500	283,476
Yahoo! Japan Corp.	499	230,090

		3,016,224

Mexico – 1.3%
Fomento Economico Mexicano SAB de CV - ADR	2,400	272,400
Grupo Mexico SAB de CV, Series B	82,000	332,233

		604,633

Spain – 0.7%
Iberdrola SA	65,160	304,603

Sweden – 1.6%
Electrolux AB, Series B	2,463	62,696
Svenska Cellulosa AB, B Shares	25,146	648,317
Volvo AB, B Shares	2,294	33,446

		744,459

Switzerland – 8.3%
Cie Financiere Richemont SA, Class A	4,734	372,834
GAM Holding AG (a)	18,700	316,887
Glencore International Plc	87,900	477,053
Nestle SA	6,300	456,104
Novartis AG, Registered Shares	6,300	449,155
Partners Group Holding AG	1,700	419,963
Roche Holding AG	2,500	582,992
Transocean Ltd. (a)	5,800	301,368
UBS AG, Registered Shares (a)	26,200	403,010

		3,779,366

Taiwan – 0.6%
MediaTek, Inc.	24,000	275,002

Thailand – 0.7%
Bangkok Bank PCL	42,200	321,393

United Kingdom – 12.2%
Afren Plc (a)	100,800	217,920
APR Energy Plc	15,860	203,361
Aveva Group Plc	6,600	227,636
Babcock International Group Plc	8,400	139,131
Barclays Plc	94,300	419,662

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	USD	US Dollar
GBP	British Pound	ZAR	South African Rand
HKD	Hong Kong Dollar

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
BG Group Plc	25,000	$430,300
British American Tobacco Plc	7,900	423,716
Crest Nicholson Holdings Plc (a)	54,479	244,045
Diageo Plc	10,800	340,392
esure Group Plc (a)	121,851	555,567
HSBC Holdings Plc	35,325	376,990
National Grid Plc	36,400	423,057
SABMiller Plc	6,900	364,030
Tullow Oil Plc	20,600	385,716
Unilever Plc	10,700	452,684
Vodafone Group Plc - ADR	12,900	366,489

		5,570,696

United States — 45.4%
AbbVie, Inc.	5,600	228,368
Adobe Systems, Inc. (a)	8,200	356,782
Air Products & Chemicals, Inc.	2,400	209,088
Amgen, Inc.	2,400	246,024
Apple, Inc.	430	190,331
Axiall Corp.	3,600	223,776
Bank of America Corp.	58,700	714,966
Baxter International, Inc.	3,200	232,448
Becton Dickinson & Co.	3,500	334,635
The Boeing Co.	3,900	334,815
Bristol-Myers Squibb Co.	13,400	551,946
Cabot Oil & Gas Corp.	5,500	371,855
Cameron International Corp. (a)	5,600	365,120
Celgene Corp. (a)	3,795	439,878
Cisco Systems, Inc.	15,500	324,105
Citigroup, Inc.	12,140	537,074
Comcast Corp., Class A	10,300	432,703
Crown Holdings, Inc. (a)	7,200	299,592
CSX Corp.	14,400	354,672
DIRECTV (a)	4,100	232,101
Eastman Chemical Co.	5,700	398,259
eBay, Inc. (a)	8,400	455,448
Eli Lilly & Co.	7,500	425,925
Exxon Mobil Corp.	3,400	306,374
Facebook, Inc., Class A (a)	10,900	278,822
FedEx Corp.	3,500	343,700
Gilead Sciences, Inc. (a)	9,200	450,156
Google, Inc., Class A (a)	600	476,418
The Hain Celestial Group, Inc. (a)	5,330	325,556
HCA Holdings, Inc.	4,800	195,024
Hertz Global Holdings, Inc. (a)	18,500	411,810

Common Stocks	Shares	Value

United States (concluded)
International Business Machines Corp.	1,400	$298,620
International Paper Co.	7,200	335,376
JPMorgan Chase & Co.	10,300	488,838
Kennedy-Wilson Holdings, Inc.	14,800	229,548
Kraft Foods Group, Inc.	7,700	396,781
Las Vegas Sands Corp.	5,500	309,925
Liberty Global, Inc., Class A (a)	5,200	381,680
Lowe’s Cos., Inc.	8,900	337,488
Mondelez International, Inc., Class A	15,800	483,638
Monsanto Co.	4,700	496,461
Oasis Petroleum, Inc. (a)	7,400	281,718
Oracle Corp.	11,800	381,612
Owens Corning (a)	10,600	417,958
Pfizer, Inc.	20,200	582,972
Roper Industries, Inc.	3,500	445,585
Rowan Cos. Plc, Class A (a)	10,900	385,424
SanDisk Corp. (a)	7,693	423,115
Smithfield Foods, Inc. (a)	10,200	270,096
Time Warner, Inc.	7,400	426,388
United Rentals, Inc. (a)	6,735	370,223
Universal Health Services, Inc., Class B	3,000	191,610
Visa, Inc., Class A	2,700	458,568
Weyerhaeuser Co.	10,784	338,402
Whirlpool Corp.	3,200	379,072
WisdomTree Investments, Inc. (a)	26,101	271,450
Xilinx, Inc.	9,200	351,164

		20,781,483

Total Long-Term Investments
(Cost — $38,162,824) — 96.9%		44,307,873

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	215,029	215,029

Total Short-Term Securities (Cost — $215,029) — 0.5%		215,029

Total Investments (Cost — $38,377,853*) — 97.4%		44,522,902
Other Assets Less Liabilities — 2.6%		1,193,658

Net Assets — 100.0%		$45,716,560

Notes to Schedule of Investments
*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$38,488,087

Gross unrealized appreciation	$6,622,762
Gross unrealized depreciation	(587,947)

Net unrealized appreciation	$6,034,815

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	718,199	(503,170)	215,029	$102
BlackRock Liquidity Series, LLC Money Market Series	$217,967	$(217,967)	–	$342

(c)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	31

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	92,153	USD	96,747	USB AG	4/02/13	$ 358
USD	522,155	SEK	3,407,461	UBS AG	4/02/13	(13)
GBP	1,665	USD	2,526	Citigroup Inc.	4/03/13	4
USD	9,189	CHF	8,723	Bank of America Corp.	4/03/13	(3)
USD	382,585	EUR	298,419	UBS AG	4/03/13	72
AUD	279,496	USD	284,391	Bank of New York Mellon Corp.	4/17/13	6,174
AUD	40,000	USD	41,209	Barclays Plc	4/17/13	375
AUD	747,219	USD	778,882	BNP Paribas SA	4/17/13	(2,071)
AUD	228,312	USD	239,473	UBS AG	4/17/13	(2,120)
CAD	1,367,000	USD	1,382,290	Royal Bank of Scotland Group Plc	4/17/13	(37,196)
CAD	228,911	USD	230,085	UBS AG	4/17/13	(4,843)
CHF	27,310	USD	29,060	Bank of America Corp.	4/17/13	(284)
CHF	8,723	USD	9,190	Bank of America Corp.	4/17/13	1
CHF	48,464	USD	51,673	Citigroup Inc.	4/17/13	(608)
CHF	27,750	USD	29,515	Citigroup Inc.	4/17/13	(275)
CHF	7,176	USD	7,634	Citigroup Inc.	4/17/13	(73)
CHF	12,636	USD	13,279	Deutsche Bank AG	4/17/13	35
CHF	64,036	USD	67,535	Goldman Sachs Group, Inc.	4/17/13	(62)
CHF	17,489	USD	18,455	Goldman Sachs Group, Inc.	4/17/13	(27)
CHF	21,000	USD	22,147	Westpac Banking Corp.	4/17/13	(20)
DKK	1,036,763	USD	182,081	Deutsche Bank AG	4/17/13	(3,783)
EUR	114,878	USD	154,142	Citigroup Inc.	4/17/13	(6,866)
EUR	950,000	USD	1,291,050	Deutsche Bank AG	4/17/13	(73,133)
EUR	200,031	USD	266,469	UBS AG	4/17/13	(10,025)
EUR	94,128	USD	125,472	UBS AG	4/17/13	(4,798)
EUR	67,976	USD	88,448	UBS AG	4/17/13	(1,301)
EUR	298,419	USD	382,622	UBS AG	4/17/13	(43)
GBP	67,580	USD	100,874	Barclays Plc	4/17/13	1,800
GBP	298,945	USD	457,038	Citigroup Inc.	4/17/13	(2,854)
GBP	89,000	USD	135,212	Credit Suisse Group AG	4/17/13	4
GBP	6,528	USD	10,350	UBS AG	4/17/13	(433)
HKD	1,750,000	USD	225,711	UBS AG	4/17/13	(245)
HKD	4,444,383	USD	572,714	UBS AG	4/17/13	(111)
NOK	1,079,243	USD	192,416	Citigroup Inc.	4/17/13	(7,784)
NOK	1,462,620	USD	265,214	UBS AG	4/17/13	(14,995)
SEK	546,289	USD	84,714	UBS AG	4/17/13	(919)
SEK	3,407,461	USD	521,988	UBS AG	4/17/13	675
SGD	322,000	USD	261,796	Citigroup Inc.	4/17/13	(2,180)
USD	137,462	CHF	130,000	Barclays Plc	4/17/13	484
USD	98,647	CHF	90,446	Goldman Sachs Group, Inc.	4/17/13	3,346
USD	518,230	CHF	478,322	Goldman Sachs Group, Inc.	4/17/13	14,235
USD	48,622	CHF	45,057	Royal Bank of Scotland Group Plc	4/17/13	1,147
USD	96,763	CHF	92,153	UBS AG	4/17/13	(336)
USD	138,011	CHF	130,342	UBS AG	4/17/13	673
USD	181,759	CHF	168,703	UBS AG	4/17/13	4,001
USD	333,993	CHF	309,551	UBS AG	4/17/13	7,827
USD	225,416	CHF	205,000	UBS AG	4/17/13	9,413

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	25,409	EUR	19,000	BNP Paribas SA	4/17/13	$ 1,050
USD	23,090	EUR	17,000	BNP Paribas SA	4/17/13	1,296
USD	318,427	EUR	243,000	BNP Paribas SA	4/17/13	6,897
USD	48,440	EUR	37,000	Citigroup Inc.	4/17/13	1,005
USD	60,688	EUR	45,000	Citigroup Inc.	4/17/13	2,997
USD	36,027	EUR	27,000	Credit Suisse Group AG	4/17/13	1,412
USD	235,621	EUR	181,501	Deutsche Bank AG	4/17/13	2,933
USD	1,645,248	EUR	1,256,855	Deutsche Bank AG	4/17/13	33,937
USD	109,831	EUR	83,338	Royal Bank of Scotland Group Plc	4/17/13	2,990
USD	255,266	GBP	168,000	Bank of America Corp.	4/17/13	25
USD	153,489	GBP	96,000	BNP Paribas SA	4/17/13	7,638
USD	251,765	GBP	156,000	BNP Paribas SA	4/17/13	14,757
USD	288,090	GBP	179,863	BNP Paribas SA	4/17/13	14,827
USD	136,605	GBP	90,000	Citigroup Inc.	4/17/13	(131)
USD	19,686	GBP	13,000	Citigroup Inc.	4/17/13	(64)
USD	2,526	GBP	1,665	Citigroup Inc.	4/17/13	(3)
USD	290,945	GBP	183,764	Citigroup Inc.	4/17/13	11,755
USD	183,452	GBP	114,272	Royal Bank of Scotland Group Plc	4/17/13	9,840
USD	961,409	GBP	599,000	Royal Bank of Scotland Group Plc	4/17/13	51,356
USD	266,335	GBP	170,000	USB AG	4/17/13	8,057
USD	374,403	HKD	2,901,000	UBS AG	4/17/13	646
USD	291,858	JPY	26,680,000	Citigroup Inc.	4/17/13	8,398
USD	6,706	JPY	621,000	Credit Suisse Group AG	4/17/13	108
USD	36,007	JPY	3,286,759	Credit Suisse Group AG	4/17/13	1,087
USD	464,943	JPY	43,415,000	Credit Suisse Group AG	4/17/13	3,684
USD	64,360	JPY	5,792,239	Royal Bank of Scotland Group Plc	4/17/13	2,821
USD	317,896	JPY	27,612,400	Royal Bank of Scotland Group Plc	4/17/13	24,530
USD	465	MXN	6,000	Citigroup Inc.	4/17/13	(20)
USD	301,887	NOK	1,699,000	Citigroup Inc.	4/17/13	11,230
USD	694,391	SEK	4,581,000	Royal Bank of Scotland Group Plc	4/17/13	(8,278)
ZAR	3,760,000	USD	419,521	UBS AG	4/17/13	(11,720)

Total						$ 78,283

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	33

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$ 171,600	–	–	$ 171,600
Australia	–	$ 97,734	–	97,734
Belgium	–	501,243	–	501,243
Canada	178,540	–	–	178,540
China	–	513,416	–	513,416
Cyprus	347,900	–	–	347,900
France	–	2,008,013	–	2,008,013
Germany	426,862	797,973	–	1,224,835
Hong Kong	–	603,165	–	603,165
India	–	444,314	–	444,314
Indonesia	429,040	1,088,113	–	1,517,153
Ireland	573,188	–	–	573,188
Italy	–	728,913	–	728,913
Japan	–	3,016,224	–	3,016,224
Mexico	604,633	–	–	604,633
Spain	–	304,603	–	304,603
Sweden	–	744,459	–	744,459
Switzerland	301,368	3,477,998	–	3,779,366
Taiwan	–	275,002	–	275,002
Thailand	–	321,393	–	321,393
United Kingdom	1,166,101	4,404,595	–	5,570,696
United States	20,781,483	–	–	20,781,483
Short-Term Securities	215,029	–	–	215,029

Total	$ 25,195,744	$ 19,327,158	–	$ 44,522,902

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$ 434	$ 275,466	–	$ 275,900
Liabilities:
Foreign currency exchange contracts	(16)	(197,601)	–	(197,617)

Total	$ 418	$ 77,865	–	$ 78,283

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$ 89,811	–	–	$ 89,811
Foreign currency at value	634,771	–	–	634,771

Total	$ 724,582	–	–	$724,582

There were no transfers between levels during the period ended March 31, 2013.

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.2%
Dana Holding Corp.	6,978	$124,418
Delphi Automotive Plc	4,600	204,240

		328,658

Automobiles — 0.6%
General Motors Co. (a)	35,654	991,894

Biotechnology — 0.1%
Ironwood Pharmaceuticals, Inc. (a)	3,640	66,576

Capital Markets — 1.6%
American Capital Ltd. (a)	170,384	2,486,754

Chemicals — 0.5%
CF Industries Holdings, Inc.	1,500	285,555
Huntsman Corp.	21,700	403,403

		688,958

Commercial Banks — 0.4%
CIT Group, Inc. (a)	14,694	638,895

Commercial Services & Supplies — 0.0%
ADA-ES, Inc. (a)	960	25,507

Diversified Financial Services — 0.1%
Bank of America Corp.	12,500	152,250

Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (a)	13,812	87,016

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	33,870	–

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp. (a)	18,363	291,237
Travelport LLC (a)	36,819	1,841

		293,078

Insurance — 0.8%
American International Group, Inc. (a)	33,382	1,295,889

Media — 0.2%
Cablevision Systems Corp., Class A	20,592	308,056

Paper & Forest Products — 0.9%
Ainsworth Lumber Co. Ltd. (a)	210,732	843,094
Ainsworth Lumber Co. Ltd. (a)(b)	59,550	238,587
NewPage Corp.	3,668	311,780

		1,393,461

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor Ltd. (a)	2,232	33,234
NXP Semiconductor NV (a)	5,218	157,897

		191,131

Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)	271	–

Total Common Stocks — 5.8%		8,948,123

Corporate Bonds	Par (000)		Value

Advertising — 0.2%
Affinion Group, Inc., 7.88%, 12/15/18	USD	211	$166,690
Checkout Holding Corp., 10.74%,
11/15/15 (b)(c)		140	106,400

			273,090

Aerospace & Defense — 1.1%
Bombardier, Inc., 4.25%, 1/15/16 (b)		330	342,375
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		85	92,437
7.13%, 3/15/21		210	228,375
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		314	345,400
Meccanica Holdings USA, Inc., 6.25%,
7/15/19 (b)		200	206,039
Sequa Corp., 7.00%, 12/15/17 (b)		320	324,000
Silver II Borrower/Silver II U.S. Holdings LLC,
7.75%, 12/15/20 (b)		150	159,750

			1,698,376

Airlines — 1.0%
American Airlines Pass-Through Trust,
Series 2011-2, Class A, 8.63%, 4/15/23		305	316,787
Continental Airlines Pass-Through Certificates,
Series 2012-3, Class C, 6.13%, 4/29/18		505	507,525
Delta Air Lines Pass-Through Trust,
Series 2009-1, Class B, 9.75%, 6/17/18		57	62,738
National Air Cargo Group, Inc.:
12.38%, 8/16/15		257	258,205
12.38%, 8/16/15		254	254,980
U.S. Airways Pass-Through Trust, Series 2012-2,
Class B, 6.75%, 12/03/22		140	149,100

			1,549,335

Auto Components — 0.7%
Continental Rubber of America Corp., 4.50%,
9/15/19 (b)		150	153,375
Delphi Corp.:
6.13%, 5/15/21		45	49,500
5.00%, 2/15/23		60	63,450
GKN Holdings Plc, 5.38%, 9/19/22	GBP	100	159,912
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(d)(e)	USD	155	155,387
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		215	236,500
Titan International, Inc., 7.88%, 10/01/17		220	236,775

			1,054,899

Automobiles — 0.4%
Jaguar Land Rover Automotive Plc:
8.25%, 3/15/20	GBP	248	423,127
5.63%, 2/01/23 (b)		150	155,813

			578,940

Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17	USD	18	20,711

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD EUR FKA	Canadian Dollar Euro Formerly Known As	GBP USD	British Pound US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	35

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Building Products — 1.0%
Building Materials Corp. of America:
7.00%, 2/15/20 (b)	USD	160	$173,600
6.75%, 5/01/21 (b)		290	316,825
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	137,806
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20		29	45,034
Interline Brands, Inc., 7.50%, 11/15/18	USD	120	130,200
The Ryland Group, Inc., 6.63%, 5/01/20		195	212,550
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	156	222,456
USG Corp., 9.75%, 1/15/18	USD	320	379,200

			1,617,671

Capital Markets — 0.1%
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(c)(d)		172	178,127
Series A, 0.00%, 8/31/19 (c)(d)		3	3,107

			181,234

Chemicals — 3.1%
Ashland, Inc., 3.88%, 4/15/18 (b)		155	156,937
Axiall Corp., 4.88%, 5/15/23 (b)		48	48,840
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		292	318,280
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		200	203,500
Huntsman International LLC:
8.63%, 3/15/20		45	50,288
4.88%, 11/15/20		186	187,395
4.88%, 11/15/20 (b)		65	65,487
8.63%, 3/15/21		110	123,750
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		60	62,400
LyondellBasell Industries NV:
5.00%, 4/15/19		200	226,000
5.75%, 4/15/24		675	791,437
Momentive Performance Materials, Inc., 8.88%, 10/15/20		185	190,550
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		45	43,875
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		120	123,000
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	222,500
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		90	90,563
PolyOne Corp., 7.38%, 9/15/20		100	110,500
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		200	216,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		472	483,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		222	219,780
Tronox Finance LLC, 6.38%, 8/15/20 (b)		558	541,260
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (b)		343	361,007

			4,837,149

Commercial Banks — 0.6%
CIT Group, Inc.:
5.25%, 3/15/18		360	388,800
6.63%, 4/01/18 (b)		70	79,800
5.50%, 2/15/19 (b)		210	230,475
5.00%, 8/15/22		250	266,947

			966,022

Commercial Services & Supplies — 4.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		92	99,130
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	120	159,999
ARAMARK Corp., 5.75%, 3/15/20 (b)	USD	337	344,583

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)	USD	250	$278,013
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		12	13,050
Casella Waste Systems, Inc., 7.75%, 2/15/19		27	25,718
Ceridian Corp.:
11.25%, 11/15/15		65	67,113
8.88%, 7/15/19 (b)		670	779,713
11.00%, 3/15/21 (b)		669	717,503
Covanta Holding Corp., 6.38%, 10/01/22		105	114,283
HD Supply, Inc.:
8.13%, 4/15/19		580	655,400
11.00%, 4/15/20		630	763,875
11.50%, 7/15/20		280	331,800
7.50%, 7/15/20 (b)		896	943,040
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		162	167,265
IVS Group, 7.13%, 4/01/20	EUR	115	147,613
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	415	461,169
Leucadia National Corp., 8.13%, 9/15/15		392	444,430
Mobile Mini, Inc., 7.88%, 12/01/20		315	350,437
Tervita Corp., 8.00%, 11/15/18 (b)		197	203,649
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	140,037
Series B, 8.75%, 12/01/18		100	132,666
WaveDivision Escrow LLC/WaveDivision Escrow
Corp., 8.13%, 9/01/20 (b)	USD	202	211,090

			7,551,576

Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		30	22,800
6.45%, 3/15/29		103	79,310

			102,110

Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (d)		106	158,205
SanDisk Corp., 1.50%, 8/15/17 (d)		155	199,756

			357,961

Construction & Engineering — 0.1%
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		84	86,520

Consumer Finance — 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		147	159,863

Containers & Packaging — 1.8%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17	EUR	100	138,434
9.13%, 10/15/20 (b)	USD	200	220,500
5.00%, 11/15/22	EUR	120	152,470
7.00%, 11/15/20 (b)	USD	260	267,150
4.88%, 11/15/22 (b)		200	197,500
Ball Corp.:
7.38%, 9/01/19		180	199,350
6.75%, 9/15/20		300	330,750
Berry Plastics Corp., 9.75%, 1/15/21		70	81,813
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		343	374,727
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		91	88,270
Graphic Packaging International, Inc.:
7.88%, 10/01/18		105	115,763
4.75%, 4/15/21		117	118,463
Greif, Inc., 7.75%, 8/01/19		135	157,275
OI European Group BV, 4.88%, 3/31/21	EUR	107	138,353
Sealed Air Corp., 6.50%, 12/01/20 (b)	USD	125	136,875

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Containers & Packaging (concluded)
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	USD	140	$154,700

			2,872,393

Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		25	26,469

Diversified Consumer Services — 0.1%
ServiceMaster Co., 8.00%, 2/15/20		100	107,250

Diversified Financial Services — 3.1%
Air Lease Corp., 4.50%, 1/15/16		310	321,625
Ally Financial, Inc., 8.00%, 11/01/31		1,003	1,268,795
Cantor Commercial Real Estate Co. LP/CCRE
Finance Corp., 7.75%, 2/15/18 (b)		125	127,187
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		145	142,281
Doric Nimrod Air Finance Alpha Ltd.
Pass-Through Trust:
Series 2012-1, Class A, 5.13%,
11/30/24 (b)		550	591,250
Series 2012-1, Class B, 6.50%,
5/30/21 (b)		305	322,027
EC Finance Plc, 9.75%, 8/01/17	EUR	123	171,063
Ford Motor Credit Co. LLC, 12.00%, 5/15/15	USD	480	579,911
General Motors Financial Co., Inc., 6.75%,
6/01/18		150	169,875
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 8.00%, 1/15/18		700	749,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/01/20 (b)		200	203,500
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		149	153,843

			4,800,357

Diversified Telecommunication Services — 3.4%
Avaya, Inc.:
7.00%, 4/01/19 (b)		140	136,850
10.50%, 3/01/21 (b)		204	194,310
Broadview Networks Holdings, Inc., 10.50%,
11/15/17		213	208,250
CenturyLink, Inc., 5.63%, 4/01/20		389	397,753
Consolidated Communications Finance Co.,
10.88%, 6/01/20 (b)		175	199,500
Intelsat Luxembourg SA:
11.50%, 2/04/17		232	246,384
6.75%, 6/01/18 (b)		665	684,950
7.75%, 6/01/21 (b)		175	178,063
Level 3 Communications, Inc.:
6.50%, 10/01/16 (d)		155	205,278
8.88%, 6/01/19 (b)		170	185,725
Level 3 Financing, Inc.:
8.13%, 7/01/19		401	441,100
7.00%, 6/01/20 (b)		221	231,497
8.63%, 7/15/20		315	351,225
ProtoStar I Ltd., 18.00%,
10/15/13 (a)(b)(d)(g)		599	300
Sprint Capital Corp., 6.88%, 11/15/28		659	673,827
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	261,487
6.75%, 8/15/24		210	281,291
TW Telecom Holdings, Inc., 5.38%, 10/01/22	USD	155	161,587
Windstream Corp.:
7.88%, 11/01/17		190	217,075
7.50%, 4/01/23		43	45,580
6.38%, 8/01/23 (b)		42	41,685

			5,343,717

Electric Utilities — 2.1%
DPL, Inc.:
6.50%, 10/15/16		83	87,565
7.25%, 10/15/21		222	235,320

	Par
Corporate Bonds	(000)		Value

Electric Utilities (concluded)
Energy Future Intermediate Holding Co.
LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)	USD	160	$168,400
11.25%, 12/01/18 (b)		360	348,300
10.00%, 12/01/20		794	900,197
10.00%, 12/01/20 (b)		455	511,875
11.75%, 3/01/22 (b)		785	902,750
FPL Energy National Wind Portfolio LLC, 6.13%,
3/25/19 (b)		168	148,121

			3,302,528

Electrical Equipment — 0.2%
General Cable Corp., 5.75%, 10/01/22 (b)		320	326,400

Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
5.50%, 9/01/22 (b)		190	194,750
5.50%, 4/15/23	EUR	100	127,860
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	65	78,163

			400,773

Energy Equipment & Services — 1.6%
Atwood Oceanics, Inc., 6.50%, 2/01/20		120	130,500
Cie Generale de Geophysique - Veritas, 7.75%,
5/15/17		540	556,200
Gulfmark Offshore, Inc., 6.38%, 3/15/22		80	83,200
Hornbeck Offshore Services, Inc., 5.88%,
4/01/20		160	165,600
Key Energy Services, Inc., 6.75%, 3/01/21		75	78,187
Oil States International, Inc.:
6.50%, 6/01/19		511	546,770
5.13%, 1/15/23 (b)		75	75,000
Petroleum Geo-Services ASA, 7.38%,
12/15/18 (b)		300	328,500
Seadrill Ltd., 5.63%, 9/15/17 (b)		474	478,740

			2,442,697

Food & Staples Retailing — 0.3%
Co-Operative Group Holdings:
5.63%, 7/08/20 (h)	GBP	100	156,569
6.25%, 7/08/26 (h)		100	159,019
Rite Aid Corp., 9.25%, 3/15/20	USD	140	158,025

			473,613

Food Products — 0.4%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	205	320,906
Del Monte Corp., 7.63%, 2/15/19	USD	19	19,713
JBS USA LLC/JBS USA Finance, Inc., 11.63%,
5/01/14		50	55,375
Post Holdings, Inc., 7.38%, 2/15/22		218	238,437

			634,431

Health Care Equipment & Supplies — 1.4%
Biomet, Inc.:
6.50%, 8/01/20 (b)		376	399,030
6.50%, 10/01/20 (b)		541	556,216
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		114	127,110
7.75%, 4/15/18		180	183,600
9.88%, 4/15/18		190	208,525
Hologic, Inc., 6.25%, 8/01/20 (b)		247	262,746
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		210	227,325
12.50%, 11/01/19		20	19,700
Ontex IV SA, 7.50%, 4/15/18	EUR	100	132,346

			2,116,598

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	37

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Health Care Providers & Services — 4.1%
Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp., 7.75%, 2/15/19	USD	285	$306,375
Care UK Health & Social Care Plc, 9.75%,
8/01/17	GBP	65	101,257
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	151	158,173
7.13%, 7/15/20		165	179,025
DaVita HealthCare Partners, Inc., 5.75%,
8/15/22		129	133,999
Fresenius Medical Care US Finance, Inc.,
6.88%, 7/15/17		320	366,400
HCA Holdings, Inc., 6.25%, 2/15/21		118	125,817
HCA, Inc.:
6.50%, 2/15/20		684	771,637
7.88%, 2/15/20		55	60,775
7.25%, 9/15/20		170	188,063
5.88%, 3/15/22		85	91,587
4.75%, 5/01/23		156	155,220
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19		187	196,584
INC Research LLC, 11.50%, 7/15/19 (b)		183	196,267
Omnicare, Inc., 7.75%, 6/01/20		290	321,175
Priory Group No. 3 Plc, 7.00%, 2/15/18	GBP	194	303,686
Symbion, Inc., 8.00%, 6/15/16	USD	180	190,350
Teleflex, Inc., 6.88%, 6/01/19		155	167,787
Tenet Healthcare Corp.:
6.25%, 11/01/18		671	744,810
8.88%, 7/01/19		730	821,250
6.75%, 2/01/20		170	182,750
4.50%, 4/01/21 (b)		120	117,600
Vanguard Health Holding Co. II LLC/Vanguard
Holding Co. II, Inc.:
8.00%, 2/01/18		175	186,156
7.75%, 2/01/19		180	192,600
Voyage Care Bondco Plc, 6.50%, 8/01/18	GBP	100	154,640

			6,413,983

Hotels, Restaurants & Leisure — 2.6%
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/18	USD	36	24,525
8.50%, 2/15/20		102	100,725
Caesars Operating Escrow LLC/Caesars Escrow
Corp., 9.00%, 2/15/20 (b)		120	120,750
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		200	208,500
Cirsa Funding Luxembourg SA, 8.75%,
5/15/18	EUR	200	250,592
Diamond Resorts Corp., 12.00%, 8/15/18	USD	550	607,750
Eldorado Resorts LLC/Eldorado Capital Corp.,
8.63%, 6/15/19 (b)		75	73,969
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	200	322,957
HRP Myrtle Beach Operations LLC/HRP Myrtle
Beach Capital Corp., 0.00%,
4/01/13 (a)(b)(g)	USD	750	–
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		15	16,313
5.88%, 3/15/21 (b)		67	67,000
MGM Resorts International:
7.50%, 6/01/16		82	90,815
7.63%, 1/15/17		48	53,280
8.63%, 2/01/19		10	11,650
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)		80	83,415
NAI Entertainment Holdings LLC, 8.25%,
12/15/17 (b)		260	282,100
RHP Hotel Properties LP/RHP Finance Corp.,
5.00%, 4/15/21 (b)		95	95,000
Six Flags Entertainment Corp., 5.25%,
1/15/21 (b)		315	315,394
Station Casinos LLC, 7.50%, 3/01/21 (b)		483	496,283

	Par
Corporate Bonds	(000)	Value

Hotels, Restaurants & Leisure (concluded)
Sterling Entertainment Enterprises LLC, 10.00%,
11/25/19	USD 475	$475,000
Travelport LLC:
4.91%, 9/01/14 (e)	125	118,750
6.31%, 12/01/16 (b)(f)	207	209,304
Waterford Gaming LLC/Waterford Gaming
Financial Corp., 8.63%, 9/15/14 (b)	255	57,386

		4,081,458

Household Durables — 1.7%
Beazer Homes USA, Inc., 6.63%, 4/15/18	210	226,800
Brookfield Residential Properties, Inc., 6.50%,
12/15/20 (b)	225	240,750
DR Horton, Inc., 4.38%, 9/15/22	195	191,587
Jarden Corp., 7.50%, 5/01/17	75	84,844
K Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (b)	310	343,325
9.13%, 11/15/20 (b)	40	44,550
KB Home, 7.50%, 9/15/22	56	62,860
PulteGroup, Inc., 6.38%, 5/15/33	30	30,150
Shea Homes LP/Shea Homes Funding Corp.,
8.63%, 5/15/19	825	926,063
Standard Pacific Corp., 8.38%, 1/15/21	320	378,800
William Lyon Homes, Inc., 8.50%,
11/15/20 (b)	160	174,400

		2,704,129

Household Products — 1.6%
Libbey Glass, Inc., 6.88%, 5/15/20	95	102,481
Mead Products LLC/ACCO Brands Corp., 6.75%,
4/30/20 (b)	22	23,485
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA:
7.13%, 4/15/19	225	241,594
9.00%, 4/15/19	200	211,500
7.88%, 8/15/19	170	187,425
9.88%, 8/15/19	100	109,625
6.88%, 2/15/21	145	154,425
5.75%, 10/15/20	645	657,094
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (b)	265	284,544
6.63%, 11/15/22 (b)	70	75,950
Spectrum Brands, Inc., 9.50%, 6/15/18	215	243,487
Zobele Holding SpA, 7.88%, 2/01/18	EUR 100	132,346

		2,423,956

Independent Power Producers & Energy Traders — 1.1%
Calpine Corp.:
7.25%, 10/15/17 (b)	USD 190	201,400
7.50%, 2/15/21 (b)	102	111,945
7.88%, 1/15/23 (b)	154	170,940
GenOn REMA LLC, Series B, 9.24%, 7/02/17	75	82,980
Mirant Mid Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17	155	174,143
Series C, 10.06%, 12/30/28	102	116,623
NRG Energy, Inc.:
7.63%, 1/15/18	419	476,613
8.25%, 9/01/20	235	265,256
6.63%, 3/15/23 (b)	52	55,120

		1,655,020

Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub
LLC, 7.88%, 12/15/20 (b)	236	242,490
CNO Financial Group, Inc., 6.38%,
10/01/20 (b)	95	101,056

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Insurance (concluded)
Radian Group, Inc., 2.25%, 3/01/19	USD	35	$42,175

			385,721

Internet Software & Services — 0.9%
IAC/InterActiveCorp., 4.75%, 12/15/22 (b)		129	126,097
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		515	576,800
10.13%, 7/01/20		650	765,375

			1,468,272

IT Services — 0.7%
313 Group, Inc.:
6.38%, 12/01/19 (b)		303	300,727
8.75%, 12/01/20 (b)		611	617,874
WEX, Inc., 4.75%, 2/01/23 (b)		128	123,840

			1,042,441

Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development, Inc.,
9.50%, 12/01/19 (b)		185	212,287

Machinery — 0.7%
Boart Longyear Management Pty Ltd., 7.00%,
4/01/21 (b)		100	103,250
Dematic SA/DH Services Luxembourg S.a.r.l,
7.75%, 12/15/20 (b)		51	53,040
The Manitowoc Co., Inc., 5.88%, 10/15/22		185	194,250
Navistar International Corp., 8.25%, 11/01/21		204	207,825
SPX Corp., 6.88%, 9/01/17		90	100,125
Terex Corp., 6.00%, 5/15/21		190	199,975
Titan International, Inc., 7.88%, 10/01/17 (b)		170	182,963

			1,041,428

Media — 5.3%
AMC Networks, Inc.:
7.75%, 7/15/21		205	232,163
4.75%, 12/15/22		101	100,495
Cablevision Systems Corp., 5.88%, 9/15/22		295	291,681
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		310	304,575
5.13%, 2/15/23		410	397,700
Cengage Learning Acquisitions, Inc., 11.50%,
4/15/20 (b)		230	172,500
Cequel Communications Holdings I LLC/Cequel
Capital Corp., 6.38%, 9/15/20 (b)		250	259,375
Cinemark USA, Inc.:
8.63%, 6/15/19		100	110,375
5.13%, 12/15/22 (b)		62	62,310
Clear Channel Communications, Inc., 9.00%,
12/15/19 (b)		242	232,796
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		456	481,080
6.50%, 11/15/22 (b)		391	407,617
Series B, 7.63%, 3/15/20		240	250,500
DISH DBS Corp.:
5.88%, 7/15/22		355	372,306
5.00%, 3/15/23 (b)		335	329,556
Harron Communications LP/Harron Finance
Corp., 9.13%, 4/01/20 (b)		170	188,700
Live Nation Entertainment, Inc., 8.13%,
5/15/18 (b)		360	391,500
Lynx I Corp.:
5.38%, 4/15/21 (b)		200	208,000
6.00%, 4/15/21	GBP	540	843,466
Lynx II Corp., 6.38%, 4/15/23 (b)	USD	200	209,500
The McClatchy Co., 9.00%, 12/15/22 (b)		150	162,750
MDC Partners, Inc., 6.75%, 4/01/20 (b)		85	85,850

	Par
Corporate Bonds	(000)		Value

Media (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%,
8/15/18 (b)	USD	155	$156,163
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	100	134,269
ProQuest LLC/ProQuest Notes Co., 9.00%,
10/15/18 (b)	USD	82	81,385
Regal Entertainment Group, 5.75%, 2/01/25		76	74,670
Unitymedia Hessen GmbH & Co. KG, 7.50%,
3/15/19		680	743,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH, 5.50%, 1/15/23 (b)		200	205,500
Univision Communications, Inc., 6.75%,
9/15/22 (b)		173	186,840
WMG Acquisition Corp.:
11.50%, 10/01/18		207	242,966
6.00%, 1/15/21 (b)		102	106,845
Wolverine Healthcare Analytics, Inc., 10.63%,
6/01/20 (b)		180	205,200

			8,232,383

Metals & Mining — 3.4%
ArcelorMittal:
9.50%, 2/15/15		184	207,920
4.25%, 2/25/15		108	111,645
4.25%, 8/05/15		515	535,265
4.25%, 3/01/16		259	268,438
5.00%, 2/25/17		229	239,649
6.13%, 6/01/18		122	131,760
6.00%, 3/01/21		32	33,643
6.75%, 2/25/22		84	91,801
7.50%, 10/15/39		33	33,908
7.25%, 3/01/41		106	105,470
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	130	171,633
FMG Resources August 2006 Pty Ltd.:
6.38%, 2/01/16 (b)	USD	40	41,250
6.00%, 4/01/17 (b)		188	193,170
Global Brass and Copper, Inc., 9.50%,
6/01/19 (b)		155	171,663
Goldcorp, Inc., 2.00%, 8/01/14 (d)		280	292,075
Kaiser Aluminum Corp., 8.25%, 6/01/20		115	128,800
New Gold, Inc., 7.00%, 4/15/20 (b)		75	80,625
Newmont Mining Corp., Series A, 1.25%,
7/15/14 (d)		195	218,522
Novelis, Inc., 8.75%, 12/15/20		1,300	1,465,750
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		125	135,000
Taseko Mines Ltd., 7.75%, 4/15/19		250	251,875
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	228,000
Walter Energy, Inc.:
9.88%, 12/15/20 (b)		72	78,120
8.50%, 4/15/21 (b)		53	54,325

			5,270,307

Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17		299	321,051

Oil, Gas & Consumable Fuels — 11.2%
Access Midstream Partners LP/ACMP Finance
Corp.:
6.13%, 7/15/22		285	305,663
4.88%, 5/15/23		205	202,437
Alpha Appalachia Holdings, Inc., 3.25%,
8/01/15 (d)		317	305,113
Atlas Pipeline Partners LP/Atlas Pipeline
Finance Corp., 5.88%, 8/01/23 (b)		173	172,135
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		358	392,905
7.50%, 4/01/20 (b)		51	51,510
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		267	268,001

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	39

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Oil, Gas & Consumable Fuels (concluded)
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18	USD	140	$153,300
7.50%, 9/15/20		126	134,505
Chaparral Energy, Inc., 7.63%, 11/15/22		115	125,637
Chesapeake Energy Corp.:
7.25%, 12/15/18		210	238,350
6.63%, 8/15/20		180	196,650
6.88%, 11/15/20		90	98,100
6.13%, 2/15/21		133	141,479
5.75%, 3/15/23		404	409,555
Chesapeake Midstream Partners LP/CHKM
Finance Corp., 5.88%, 4/15/21		178	188,680
Concho Resources, Inc.:
6.50%, 1/15/22		260	283,400
5.50%, 10/01/22		38	39,520
Continental Resources, Inc.:
7.13%, 4/01/21		370	419,025
5.00%, 9/15/22		117	124,313
Crosstex Energy LP/Crosstex Energy Finance
Corp., 8.88%, 2/15/18		80	86,600
Denbury Resources, Inc., 4.63%, 7/15/23		414	399,510
El Paso Corp., 7.25%, 6/01/18		110	126,210
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		385	435,050
7.75%, 6/15/19		360	386,100
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		345	377,775
7.75%, 9/01/22		110	121,550
FTS International Services LLC/FTS International
Bonds, Inc., 8.13%, 11/15/18 (b)		733	767,817
Genesis Energy LP/Genesis Energy Finance
Corp., 5.75%, 2/15/21 (b)		38	39,235
Halcon Resources Corp., 8.88%, 5/15/21 (b)		224	241,360
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%,
4/15/21 (b)		140	154,000
Holly Energy Partners LP/Holly Energy Finance
Corp., 6.50%, 3/01/20 (b)		80	85,000
IVG Finance BV, 1.75%, 3/29/17 (d)	EUR	100	79,472
Kodiak Oil & Gas Corp., 8.13%, 12/01/19	USD	221	249,730
Laredo Petroleum, Inc.:
9.50%, 2/15/19		275	310,750
7.38%, 5/01/22		155	169,725
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (b)		240	245,400
8.63%, 4/15/20		55	60,638
7.75%, 2/01/21		80	85,800
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.:
6.25%, 6/15/22		274	295,235
5.50%, 2/15/23		63	65,993
4.50%, 7/15/23		51	49,916
MEG Energy Corp.:
6.50%, 3/15/21 (b)		908	967,020
6.38%, 1/30/23 (b)		185	192,400
New World Resources NV, 7.88%, 1/15/21	EUR	300	346,086
Newfield Exploration Co.:
6.88%, 2/01/20	USD	320	343,200
5.63%, 7/01/24		31	32,008
Northern Oil and Gas, Inc., 8.00%, 6/01/20		160	166,800
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	130,200
6.50%, 11/01/21		150	163,500
6.88%, 1/15/23		85	93,500
Offshore Group Investment Ltd., 7.13%,
4/01/23 (b)		220	224,950
PBF Holding Co. LLC/PBF Finance Corp., 8.25%,
2/15/20 (b)		110	121,000

	Par
Corporate Bonds	(000)		Value

Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.:
6.00%, 11/15/18	USD	156	$165,750
6.25%, 11/15/21		166	172,640
7.88%, 11/01/26		265	283,550
4.75%, 12/15/66 (d)		228	185,820
Plains Exploration & Production Co., 6.88%,
2/15/23		396	448,470
Precision Drilling Corp.:
6.63%, 11/15/20		40	42,700
6.50%, 12/15/21		65	69,388
QEP Resources, Inc.:
6.88%, 3/01/21		195	221,813
5.38%, 10/01/22		171	177,413
5.25%, 5/01/23		241	247,025
Range Resources Corp.:
8.00%, 5/15/19		110	120,450
6.75%, 8/01/20		202	222,200
5.75%, 6/01/21		213	228,443
5.00%, 8/15/22		104	106,080
Regency Energy Partners LP/Regency Energy
Finance Corp., 6.88%, 12/01/18		75	81,750
Sabine Pass Liquefaction LLC, 5.63%,
2/01/21 (b)		870	902,625
Sabine Pass LNG LP:
7.50%, 11/30/16		525	580,125
6.50%, 11/01/20 (b)		125	131,563
SandRidge Energy, Inc.:
8.75%, 1/15/20		13	14,008
7.50%, 2/15/23		158	163,925
SM Energy Co.:
6.63%, 2/15/19		165	176,963
6.50%, 11/15/21		275	300,437
6.50%, 1/01/23		65	71,175
Tesoro Logistics LP/Tesoro Logistics Finance
Corp., 5.88%, 10/01/20 (b)		58	61,190
Vanguard Natural Resources LLC/VNR Finance
Corp., 7.88%, 4/01/20		140	150,150
Western Refining, Inc., 6.25%, 4/01/21 (b)		86	87,935
Whiting Petroleum Corp., 6.50%, 10/01/18		75	80,625

			17,358,021

Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd., 7.50%,
12/15/17 (b)		285	310,650
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
8.00%, 4/01/20		180	200,250
Cascades, Inc., 7.75%, 12/15/17		265	281,563
Clearwater Paper Corp.:
7.13%, 11/01/18		145	157,687
4.50%, 2/01/23 (b)		106	103,880
Longview Fibre Paper & Packaging, Inc., 8.00%,
6/01/16 (b)		115	120,462
NewPage Corp., 11.38%, 12/31/14 (a)(g)		847	–
PH Glatfelter Co., 5.38%, 10/15/20		115	120,463
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (b)		200	222,000
6.63%, 4/15/21 (b)		75	77,437
Unifrax I LLC/Unifrax Holding Co., 7.50%,
2/15/19 (b)		140	144,200

			1,738,592

Pharmaceuticals — 0.9%
Catalent Pharma Solutions, Inc., 7.88%,
10/15/18 (b)		111	112,526
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		140	147,000
Omnicare, Inc., 3.75%, 4/01/42		152	169,765

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Pharmaceuticals (concluded)
Sky Growth Acquisition Corp., 7.38%,
10/15/20 (b)	USD	195	$206,213
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (b)		196	204,575
6.88%, 12/01/18 (b)		317	340,577
6.38%, 10/15/20 (b)		215	226,691
7.25%, 7/15/22 (b)		55	59,813

			1,467,160

Professional Services — 0.1%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	132,025

Real Estate Investment Trusts (REITs) — 0.3%
Felcor Lodging LP:
6.75%, 6/01/19	USD	276	299,460
5.63%, 3/01/23 (b)		94	95,763
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)		60	83,700

			478,923

Real Estate Management & Development — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance
Co., 6.88%, 2/15/21 (b)		122	123,830
Mattamy Group Corp., 6.50%, 11/15/20 (b)		160	159,600
Realogy Group LLC:
11.50%, 4/15/17		370	393,587
12.00%, 4/15/17		50	53,188
7.88%, 2/15/19 (b)		645	706,275
7.63%, 1/15/20 (b)		220	248,050
9.00%, 1/15/20 (b)		170	197,625
Tropicana Entertainment LLC/Tropicana Finance
Corp., 9.63%, 12/15/14 (a)(g)		95	–
The Unique Pub Finance Co. Plc, Series A3,
6.54%, 3/30/21	GBP	100	152,360

			2,034,515

Road & Rail — 0.6%
The Hertz Corp.:
4.25%, 4/01/18 (b)	USD	91	92,706
7.50%, 10/15/18		255	281,456
6.75%, 4/15/19		150	163,687
7.38%, 1/15/21		310	344,875
Watco Cos. LLC/Watco Finance Corp., 6.38%,
4/01/23 (b)		74	76,127

			958,851

Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	207,500
Spansion LLC, 7.88%, 11/15/17		250	262,500

			470,000

Software — 4.4%
Epicor Software Corp., 8.63%, 5/01/19		300	324,750
First Data Corp.:
7.38%, 6/15/19 (b)		575	611,656
8.88%, 8/15/20 (b)		140	156,450
6.75%, 11/01/20 (b)		555	578,587
8.25%, 1/15/21 (b)		156	162,240
11.25%, 1/15/21 (b)		143	148,720
12.63%, 1/15/21		185	200,494
10.63%, 6/15/21 (b)		383	387,309
IMS Health, Inc.:
12.50%, 3/01/18 (b)		1,020	1,224,000
6.00%, 11/01/20 (b)		56	58,380
Infor US, Inc., 9.38%, 4/01/19		840	952,350
Interactive Data Corp., 10.25%, 8/01/18		640	728,000
Interface Security Systems Holdings,
Inc./Interface Security Systems LLC, 9.25%,
1/15/18 (b)		80	82,600

	Par
Corporate Bonds	(000)		Value

Software (concluded)
Nuance Communications, Inc., 5.38%,
8/15/20 (b)	USD	250	$253,125
Sophia LP/Sophia Finance, Inc., 9.75%,
1/15/19 (b)		306	341,190
SunGard Data Systems, Inc.:
7.38%, 11/15/18		270	288,900
6.63%, 11/01/19 (b)		315	325,237

			6,823,988

Specialty Retail — 1.3%
Asbury Automotive Group, Inc., 8.38%,
11/15/20		195	218,400
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		101	114,130
Dufry Finance SCA, 5.50%, 10/15/20 (b)		230	238,633
J Crew Group, Inc., 8.13%, 3/01/19		100	107,500
Michaels Stores, Inc., 7.75%, 11/01/18		99	108,157
New Academy Finance Co. LLC/New Academy
Finance Corp., 8.00%, 6/15/18 (b)(f)		93	96,255
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		244	267,790
Penske Automotive Group, Inc., 5.75%,
10/01/22 (b)		235	244,987
QVC, Inc., 7.13%, 4/15/17 (b)		120	124,276
RSC Equipment Rental, Inc./RSC Holdings III
LLC, 8.25%, 2/01/21		308	348,810
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		65	71,988
5.75%, 6/01/22		137	142,994

			2,083,920

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		60	65,700
PVH Corp.:
7.38%, 5/15/20		165	183,975
4.50%, 12/15/22		73	71,905

			321,580

Trading Companies & Distributors — 1.1%
Aircastle Ltd.:
6.75%, 4/15/17		175	192,500
6.25%, 12/01/19		114	124,545
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		260	282,425
H&E Equipment Services, Inc., 7.00%,
9/01/22 (b)		230	253,000
Rexel SA, 5.13%, 6/15/20	EUR	138	179,542
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	145	160,950
7.63%, 4/15/22		315	352,013
5.75%, 7/15/18		132	143,055

			1,688,030

Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%,
3/01/19	EUR	211	271,812

Wireless Telecommunication Services — 3.4%
Cricket Communications, Inc., 7.75%,
10/15/20	USD	255	254,363
Crown Castle International Corp., 5.25%,
1/15/23		470	478,225
Digicel Group Ltd., 8.25%, 9/30/20 (b)		290	307,400
Digicel Ltd.:
8.25%, 9/01/17 (b)		285	301,387
6.00%, 4/15/21 (b)		950	945,250
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		279	277,256
MetroPCS Wireless, Inc., 6.63%, 11/15/20		320	334,400
NII Capital Corp., 7.63%, 4/01/21		189	136,080
Sprint Nextel Corp.:
9.00%, 11/15/18 (b)		1,305	1,613,306

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	41

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Wireless Telecommunication Services (concluded)
7.00%, 3/01/20 (b)	USD	575	$669,875

			5,317,542

Total Corporate Bonds — 77.3%			120,280,078

	Par
Floating Rate Loan Interests (e)	(000)		Value

Aerospace & Defense — 0.2%
Sequa Corp., Initial Term Loan, 5.25%,
5/01/17		307	312,287

Airlines — 0.1%
AWAS Finance Luxembourg S.à.r.l., Loan,
3.50%, 6/10/16		194	195,715

Building Products — 0.3%
Capital Safety North America Holdings, Inc. (FKA
Hupah Finance, Inc.), Initial Term Loan,
4.50%, 1/21/19		391	395,457

Capital Markets — 0.3%
American Capital Ltd. (FKA American Capital
Strategies Ltd.), Senior Secured Term Loan,
5.50%, 8/22/16		494	501,410

Chemicals — 0.7%
Ascend Performance Materials Operations LLC,
Term B Loan, 6.75%, 4/10/18		559	569,838
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
Initial Euro Term Loan, 5.25%, 1/18/20	EUR	40	51,791
Initial Term B Loan, 4.75%, 1/10/20	USD	385	389,974

			1,011,603

Commercial Services & Supplies — 0.5%
Getty Images, Inc., Initial Term Loan, 4.75%,
9/12/19		195	197,041
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		572	577,371

			774,412

Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 7.50%, 1/31/19	EUR	145	187,096
U.S. Term Loan, 7.25%, 1/31/19	USD	823	834,730

			1,021,826

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan A, 5.20%,
5/13/17		130	132,345
Springleaf Financial Funding Co. (FKA American
General Finance Corp.), Initial Loan, 5.50%,
5/10/17		390	392,032

			524,377

Diversified Telecommunication Services — 1.4%
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18		27	27,146
Intelsat Jackson Holdings SA (FKA Intelsat
Jackson Holdings Ltd.), Tranche B-1 Term
Loan, 4.50%, 4/02/18		1,545	1,566,066
Level 3 Financing, Inc., Tranche B-II 2019 Term
Loan, 4.75%, 8/01/19		525	530,796

			2,124,008

Energy Equipment & Services — 0.4%
Offshore Group Investment Ltd. (Vantage
Delaware Holdings LLC), Term Loan B, 5.75%,
3/28/19		160	160,600
Vantage Drilling Co., Term Loan, 0.00%,
10/05/17		503	506,584

			667,184

	Par
Floating Rate Loan Interests (e)	(000)		Value

Food & Staples Retailing — 0.1%
Rite Aid Corp., Term Loan, 5.75%, 8/04/20	USD	60	$62,100

Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan (First
Lien), Term Loan (First Lien), 5.75%,
6/30/17		115	116,175

Health Care Equipment & Supplies — 0.1%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%,
5/17/19		198	200,193

Health Care Providers & Services — 0.4%
Harden Healthcare LLC:
Tranche A additional Term Loan, 7.75%,
3/02/15		206	201,809
Tranche A Term Loan, 8.50%, 3/02/15		108	107,059
LHP Operations Co. LLC, Term Loan, 9.00%,
7/03/18		144	146,971
Truven Health Analytics, Inc. (FKA Thomson
Reuters (Healthcare), Inc.), New Tranche B
Term Loan, 5.75%, 6/06/19		194	195,796

			651,635

Hotels, Restaurants & Leisure — 2.2%
Harrah’s Las Vegas Propco LLC, Senior Loan,
3.70%, 2/13/13		2,286	2,152,124
MGM Resorts International (MGM Grand Detroit
LLC), Term Loan B, 4.25%, 12/27/19		613	622,971
Station Casinos LLC, Term Loan B, 5.00%,
2/22/20		530	535,740
Travelport Holdings Ltd.:
Extended Tranche A Loan, 6.30%,
12/01/16 (f)		95	33,377
Extended Tranche B Loan, 13.80%,
12/01/16 (f)		319	24,474

			3,368,686

Independent Power Producers & Energy Traders — 0.4%
Dynegy Midwest Generation LLC, Term Loan,
9.25%, 8/05/16		651	677,083

Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%,
12/03/19		185	186,691

Internet Software & Services — 0.6%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan,
4.75% - 5.25%, 7/02/19		967	976,599

Life Sciences Tools & Services — 0.2%
Patheon, Inc., Initial Term Loan, 7.25%,
12/03/19		110	111,371
Pharmaceutical Product Development, Inc.
(Jaguar Holdings LLC), 2013 Term Loan,
4.25%, 12/05/18		153	154,599

			265,970

Machinery — 0.3%
Rexnord LLC/RBS Global, Inc., Term B Loan
Refinancing, 4.50%, 4/01/18		301	304,509
Schaeffler AG, Facility C, 4.25%, 1/27/17		205	207,220

			511,729

Media — 0.6%
Cengage Learning Acquisitions, Inc. (Thomson
Learning), Original Term Loan, Original Term
Loan, 2.71%, 7/03/14		49	37,899
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.85%, 1/29/16		646	572,234
Tranche C Term Loan, 3.85%, 1/29/16		162	141,003

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)	Value

Media (concluded)
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term Loan B, 4.25%, 6/29/18	USD 224	$226,058

		977,194

Metals & Mining — 0.8%
Constellium Holdco BV (Constellium France SAS), Term Loan B, 6.00%, 2/25/20	125	127,187
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/04/17	1,164	1,177,351

		1,304,538

Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17	395	406,803
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	1,104	1,148,270
Obsidian Natural Gas Trust, Loan, 6.25%, 11/02/15	358	359,479
Samson Resources Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18	125	126,406

		2,040,958

Pharmaceuticals — 0.1%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16	136	134,801

Professional Services — 0.1%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18	209	211,698

Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Commitment, 0.05% - 4.40%, 10/10/16	27	27,395
Initial Term B Loan, 4.50%, 10/10/16	345	349,457

		376,852

Software — 0.4%
First Data Corp., 2018 Dollar Term Loan, 4.20%, 3/26/18	330	328,558
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/23/20	275	286,687

		615,245

Wireless Telecommunication Services — 0.9%
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15 (f)	1,384	1,412,097

Total Floating Rate Loan Interests — 13.9%		21,618,523

Foreign Agency Obligations — 0.0%	Par (000)		Value

Eksportfinans ASA, 0.51%, 4/05/13 (e)	USD 48		$ 47,991

Other Interests (i)	Beneficial Interest (000)		Value

Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (Acquired 12/09/09, Cost $204,152) (j)	–	(k)	310,275

Preferred Securities

Preferred Stocks	Shares		Value

Auto Components — 0.8%
Dana Holding Corp., 4.00% (b)(d)	8,520		1,288,118

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (d)	4,287		116,564

Total Preferred Stocks — 0.9%			1,404,682

Trust Preferreds	Shares		Value

Diversified Financial Services — 1.3%
GMAC Capital Trust I, 8.13%, 2/15/40 (e)	74,760		2,033,472

Total Preferred Securities — 2.2%			3,438,154

Warrants (l)	Shares		Value

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires
9/28/17)	181		–

Total Long-Term Investments (Cost — $149,066,571) — 99.4%			154,643,144

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (m)(n)	1,817,509		1,817,509

Total Short-Term Securities (Cost — $1,817,509) — 1.2%			1,817,509

Total Investments (Cost — $150,884,080*) — 100.6%			156,460,653
Liabilities in Excess of Other Assets — (0.6)%			(897,707)

Net Assets — 100.0%			$155,562,946

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$151,348,685

Gross unrealized appreciation	$8,850,308
Gross unrealized depreciation	(3,738,340)

Net unrealized appreciation	$5,111,968

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	43

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

(e)	Variable rate security. Rate shown is as of report date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date. (i) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Restricted security as to resale. As of report date, the Fund held 0.2% of its net assets, with a current value of $310,275 and an original cost of $204,152, in these securities.
(k)	Amount is less than $500.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,190,583	(3,373,074)	1,817,509	$190

(n)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	245,289	CAD	242,000	Deutsche Bank AG	4/17/13	$ 7,167
USD	819,960	GBP	530,000	Barclays Plc	4/17/13	14,738
USD	1,874,246	GBP	1,170,000	Goldman Sachs Group, Inc.	4/17/13	96,680
USD	147,898	GBP	98,000	Northern Trust Co.	4/17/13	(993)
USD	145,877	GBP	92,000	Royal Bank of Scotland Group Plc	4/17/13	6,102
USD	104,384	EUR	80,000	Barclays Plc	4/23/13	1,819
USD	69,082	EUR	52,000	BNP Paribas SA	4/23/13	2,415
USD	160,321	EUR	120,000	BNP Paribas SA	4/23/13	6,473
USD	71,679	EUR	53,000	Citigroup Inc.	4/23/13	3,730
USD	2,896,855	EUR	2,174,000	Citigroup Inc.	4/23/13	109,640
USD	132,888	EUR	99,744	Deutsche Bank AG	4/23/13	5,009
USD	26,016	EUR	20,000	Goldman Sachs Group, Inc.	4/23/13	375
USD	252,539	EUR	196,000	Goldman Sachs Group, Inc.	4/23/13	1,253
USD	159,896	EUR	120,000	Goldman Sachs Group, Inc.	4/23/13	6,048
USD	256,062	EUR	191,000	Royal Bank of Scotland Plc	4/23/13	11,187
USD	134,611	EUR	100,000	UBS AG	4/23/13	6,404

Total						$278,047

44	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

—	Credit default swaps – sold protection outstanding as of March 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	161	$ 19,611
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	145	25,574
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	40	5,263
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	194	2,480
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	181	13,255
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	60	5,188
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	60	5,188
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD	43	2,619
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC	USD	25	1,166
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	298	18,505
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	230	13,387
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD	120	8,045
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	127	5,877
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	110	737
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD	74	1,990

Total							$128,885

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	45

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$8,620,679	$238,587	$88,857	$8,948,123
Corporate Bonds	–	119,083,343	1,196,735	120,280,078
Floating Rate Loan Interests	–	18,035,396	3,583,127	21,618,523
Foreign Agency Obligations	–	47,991	–	47,991
Other Interests	–	–	310,275	310,275
Preferred Securities	3,438,154	–	–	3,438,154
Warrants	–	–	–	–
Short-Term Securities	1,817,509	–	–	1,817,509

Total	$13,876,342	$137,405,317	$5,178,994	$156,460,653

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$128,885	–	$128,885
Foreign currency exchange contracts	–	279,040	–	279,040
Liabilities:
Foreign currency exchange contracts	–	(993)	–	(993)

Total	–	$406,932	–	$406,932

[1]  Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$122,783	–	–	$122,783
Foreign currency at value	128,898	–	–	128,898

Total	$251,680	–	–	$251,680

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Assets:
Opening Balance, as of December 31, 2012	$92,770	$1,210,684	$3,605,473	$311,175	$5,220,102
Transfers into Level 3[1]	–	–	831,798	–	831,798
Transfers out of Level 3[1]	–	–	(558,880)	–	(558,880)
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	14,610	–	14,610
Net change in unrealized appreciation/depreciation[2]	(3,913)	(1,116)	18,574	(900)	12,645
Purchases	–	–	–	–	–
Sales	–	(12,833)	(328,448)	–	(341,281)

Closing Balance, as of March 31, 2013	$88,857	$1,196,735	$3,583,127	$310,275	$5,178,994

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $16,364.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $3,484,650.

46	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized

Assets:
Common Stocks[2]	$87,016	Market Comparable Companies	EBITDA Multiple	3.5x
Corporate Bonds	475,000	Cost[3]	N/A	–
	513,185	Market Comparable Companies	Yield	12.1%
Floating Rate Loan Interests	308,868	Discounted Cash Flow	Yield	9.5%
Other Interests[4]	310,275	Discounted Cash Flow	Free Cash Flow	$23.9 - $35.2[5]
			Perpetuity Growth Rate	3.5%
			Weighted Cost of Capital	11%

Total	$1,694,344

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Free Cash Flow	Increase	Decrease
Perpetuity Growth Rate	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase

[2]

For the period ended March 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued utilizing the company’s financial restructuring plan. Market information became available for this investment; therefore, the market approach is considered to be a more relevant measure of fair value for this investment.

[3]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[4]

For the period ended March 31, 2013, the valuation technique for certain investments classified as other interests changed from a market approach to an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the income approach is considered to be a more relevant measure of fair value for this investment.

[5]	Amount is stated in millions.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	47

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 2.8%
MercadoLibre, Inc.	39,687	$3,832,177

Belgium — 5.8%
Anheuser-Busch InBev NV	79,882	7,941,352

China — 2.6%
China Life Insurance Co. Ltd., Class H	436,000	1,137,400
Want Want China Holdings Ltd.	1,593,000	2,453,679

		3,591,079

France — 7.3%
BNP Paribas SA	27,877	1,433,312
Pernod-Ricard SA	23,250	2,897,713
Sanofi	56,264	5,737,880

		10,068,905

Germany — 2.0%
Linde AG	14,533	2,707,066

India — 1.9%
ICICI Bank Ltd. - ADR	31,196	1,338,308
LIC Housing Finance Ltd.	310,155	1,286,854

		2,625,162

Indonesia — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	1,990,500	1,795,880

Japan — 7.8%
FANUC Corp.	19,400	2,984,774
Japan Tobacco, Inc.	148,400	4,727,118
Mitsubishi UFJ Financial Group, Inc.	504,700	2,990,259

		10,702,151

Netherlands — 5.2%
ASML Holding NV	38,815	2,614,316
Royal Dutch Shell Plc, B Shares	95,673	3,182,346
Yandex NV (a)	58,089	1,343,018

		7,139,680

Russia — 1.9%
Sberbank - ADR	209,179	2,691,113

South Korea — 5.0%
Hyundai Motor Co.	11,292	2,275,978
POSCO	4,084	1,197,988
Samsung Electronics Co. Ltd.	2,523	3,466,613

		6,940,579

Sweden — 5.7%
Assa Abloy AB, Series B	106,751	4,358,006
Atlas Copco AB, A Shares	120,933	3,436,199

		7,794,205

Switzerland — 16.9%
Credit Suisse Group AG, Registered Shares (a)	120,667	3,174,632

Common Stocks	Shares		Value

Switzerland (concluded)
Nestle SA		89,122	$6,452,209
Roche Holding AG		32,237	7,517,567
The Swatch Group AG, Bearer Shares		3,631	2,117,536
Zurich Insurance Group AG (a)		14,513	4,052,580

			23,314,524

United Kingdom — 25.6%
British Sky Broadcasting Group Plc		463,302	6,228,625
HSBC Holdings Plc		220,089	2,348,798
Imperial Tobacco Group Plc		209,393	7,325,267
ITV Plc		1,906,783	3,760,512
Kingfisher Plc		807,005	3,538,189
Rio Tinto Plc		94,290	4,442,129
Vodafone Group Plc		2,690,570	7,636,741

			35,280,261

United States — 4.6%
Liberty Global, Inc., Class A (a)		56,359	4,136,751
Veeco Instruments, Inc. (a)		58,464	2,240,925

			6,377,676

Total Long-Term Investments
(Cost — $117,036,384) — 96.4%			132,801,810

Short-Term Securities

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.09% (b)(c)		4,137,206	4,137,206

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market
Series, 0.23%(b)(c)(d)	USD	2,548	2,548,000

Time Deposits	Par (000)

Japan — 0.0%
Brown Brothers Harriman & Co.	JPY	3,913	41,566

Total Short-Term Securities (Cost — $6,726,772) — 4.9%			6,726,772

Total Investments (Cost — $123,763,156*) — 101.3%			139,528,582
Liabilities in Excess of Other Assets — (1.3)%			(1,748,457)

Net Assets — 100.0%			$137,780,125

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	CZK	Czech Crown
	JPY	Japanese Yen
	USD	US Dollar

48	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments
*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,989,213

Gross unrealized appreciation	$17,495,282
Gross unrealized depreciation	(1,997,479)

Net unrealized appreciation	$15,497,803

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	432,585	3,704,621	4,137,206	$ 493
BlackRock Liquidity Series, LLC Money Market Series	$2,054,000	$ 494,000	$2,548,000	$1,430

(c)	Represents the current yield as of report date.
(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	102,498	CZK	2,054,539	State Street Corp.	4/02/13	$ 323

USD	338,265	CZK	6,830,309	Goldman Sachs Group, Inc.	4/03/13	(1,415)

AUD	5,210,000	USD	5,454,349	JPMorgan Chase & Co.	4/18/13	(38,421)

USD	5,438,547	AUD	5,210,000	Goldman Sachs Group, Inc.	4/18/13	22,619

Total						$(16,894)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	49

Schedule of Investments (concluded)	BlackRock International V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$3,832,177	–	–	$3,832,177
Belgium	–	$7,941,352	–	7,941,352
China	–	3,591,079	–	3,591,079
France	–	10,068,905	–	10,068,905
Germany	–	2,707,066	–	2,707,066
India	1,338,308	1,286,854	–	2,625,162
Indonesia	–	1,795,880	–	1,795,880
Japan	10,702,151	–	–	10,702,151
Netherlands	1,343,018	5,796,662	–	7,139,680
Russia	2,691,113	–	–	2,691,113
South Korea	6,940,579	–	–	6,940,579
Sweden	–	7,794,205	–	7,794,205
Switzerland	–	23,314,524	–	23,314,524
United Kingdom	–	35,280,261	–	35,280,261
United States	6,377,676	–	–	6,377,676
Short-Term Securities	4,137,206	2,589,566	–	6,726,772

Total	$37,362,228	$102,166,354	–	$139,528,582

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$323	$22,619	–	$22,942
Liabilities:
Foreign currency exchange contracts	(1,415)	(38,421)	–	(39,836)

Total	$(1,092)	$(15,802)	–	$(16,894)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $2,548,000 is categorized as Level 2 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. On March 29, 2013, US and certain other financial markets were closed, while some foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade. The re-pricing resulted in the investments being categorized as Level 1. Therefore, these securities with a value of $7,649,375, were transferred from Level 2 to Level 1 during the period December 31, 2012 to March 31, 2013.

50	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.9%
The Boeing Co.	50,100	$4,301,085

Airlines — 3.3%
Copa Holdings SA, Class A	11,100	1,327,671
Delta Air Lines, Inc. (a)	260,300	4,297,553
United Continental Holdings, Inc. (a)	305,030	9,764,010

		15,389,234

Auto Components — 1.1%
TRW Automotive Holdings Corp. (a)	91,550	5,035,250

Beverages — 1.5%
The Coca-Cola Co.	173,075	6,999,153

Capital Markets — 1.4%
The Goldman Sachs Group, Inc.	45,299	6,665,748

Chemicals — 0.3%
Cabot Corp.	39,955	1,366,461

Commercial Banks — 3.5%
SunTrust Banks, Inc.	169,900	4,894,819
U.S. Bancorp	328,775	11,155,336

		16,050,155

Commercial Services & Supplies — 0.6%
Tyco International Ltd.	82,225	2,631,200

Computers & Peripherals — 4.0%
Apple, Inc.	29,500	13,057,585
EMC Corp. (a)	230,600	5,509,034

		18,566,619

Construction & Engineering — 1.7%
Fluor Corp.	45,400	3,011,382
KBR, Inc.	150,300	4,821,624

		7,833,006

Consumer Finance — 1.8%
Discover Financial Services	190,150	8,526,326

Containers & Packaging — 1.7%
Packaging Corp. of America	117,077	5,253,245
Rock-Tenn Co., Class A	27,699	2,570,190

		7,823,435

Diversified Financial Services — 8.7%
Bank of America Corp.	1,074,100	13,082,538
Citigroup, Inc.	287,899	12,736,652
JPMorgan Chase & Co.	300,483	14,260,923

		40,080,113

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	108,300	5,322,945

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc. (a)	82,600	2,990,120

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	43,450	2,885,515

Food & Staples Retailing — 4.1%
CVS Caremark Corp.	209,050	11,495,659
Wal-Mart Stores, Inc.	99,075	7,413,782

		18,909,441

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	98,125	3,465,775

Health Care Providers & Services — 1.2%
McKesson Corp.	50,450	5,446,582

Industrial Conglomerates — 3.1%
3M Co.	112,725	11,983,795

Common Stocks	Shares	Value

Industrial Conglomerates (concluded)
General Electric Co.	107,000	$2,473,840

		14,457,635

Insurance — 3.9%
Allied World Assurance Co. Holdings AG	2,700	250,344
American Financial Group, Inc.	5,300	251,114
American International Group, Inc. (a)	147,400	5,722,068
The Chubb Corp.	65,100	5,698,203
The Travelers Cos., Inc.	74,675	6,286,888

		18,208,617

Internet Software & Services — 3.5%
Google, Inc., Class A (a)	20,150	15,999,705

IT Services — 5.8%
Alliance Data Systems Corp. (a)(b)	17,650	2,857,359
International Business Machines Corp.	20,650	4,404,645
Mastercard, Inc., Class A	20,900	11,309,617
Teradata Corp. (a)(b)	143,800	8,413,738

		26,985,359

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	121,200	5,086,764

Machinery — 1.7%
Cummins, Inc.	18,825	2,180,123
Ingersoll-Rand Plc	102,700	5,649,527

		7,829,650

Media — 6.1%
Comcast Corp., Class A	247,400	10,393,274
News Corp., Class A	385,275	11,758,593
Time Warner Cable, Inc.	61,150	5,874,069

		28,025,936

Multiline Retail — 1.0%
Dillard’s, Inc., Class A	46,505	3,652,968
Nordstrom, Inc.	19,800	1,093,554

		4,746,522

Oil, Gas & Consumable Fuels — 10.7%
Chevron Corp.	81,950	9,737,299
Exxon Mobil Corp.	110,775	9,981,935
Marathon Oil Corp.	159,575	5,380,869
Marathon Petroleum Corp.	110,275	9,880,640
PBF Energy, Inc. (b)	112,571	4,184,264
Suncor Energy, Inc.	253,790	7,616,238
Tesoro Corp.	48,720	2,852,556

		49,633,801

Paper & Forest Products — 2.4%
Domtar Corp.	45,650	3,543,353
International Paper Co.	162,000	7,545,960

		11,089,313

Pharmaceuticals — 8.4%
AbbVie, Inc.	98,025	3,997,459
Eli Lilly & Co.	76,000	4,316,040
Johnson & Johnson	19,625	1,600,026
Merck & Co., Inc.	296,675	13,121,935
Pfizer, Inc.	528,200	15,243,852
Zoetis, Inc. (a)	19,700	657,980

		38,937,292

Semiconductors & Semiconductor Equipment — 1.8%
KLA-Tencor Corp.	112,525	5,934,569

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	51

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment (concluded)
Teradyne, Inc. (a)(b)	142,200	$2,306,484

		8,241,053

Software — 5.2%
Activision Blizzard, Inc.	325,600	4,743,992
CA, Inc.	46,575	1,172,293
Microsoft Corp.	356,550	10,200,895
Oracle Corp.	248,700	8,042,958

		24,160,138

Specialty Retail — 2.2%
PetSmart, Inc.	39,775	2,470,028
Ross Stores, Inc.	129,300	7,838,166

		10,308,194

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	66,707	3,936,380

Tobacco — 1.4%
Philip Morris International, Inc.	69,650	6,457,251

Total Long-Term Investments
(Cost — $380,964,418) — 98.1%		454,391,773

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	8,925,168	$ 8,925,168

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market
Series, 0.23% (c)(d)(e)	$ 11,343	11,342,783

Total Short-Term Securities
(Cost — $20,267,951) — 4.4%		20,267,951

Total Investments (Cost — $401,232,369*) — 102.5%		474,659,724
Liabilities in Excess of Other Assets — (2.5)%		(11,600,122)

Net Assets — 100.0%		$463,059,602

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$404,310,576

Gross unrealized appreciation	$72,519,378
Gross unrealized depreciation	(2,170,230)

Net unrealized appreciation	$70,349,148

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,864,862	3,060,306	8,925,168	$1,722
BlackRock Liquidity Series, LLC Money Market Series	$5,422,350	$5,920,433	11,342,783	$1,522

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to

52	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$454,391,773	–	–	$454,391,773
Short-Term Securities	8,925,168	$11,342,783	–	20,267,951
Total	$463,316,941	$11,342,783	–	$474,659,724

[1] See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash.	$130,212	–	–	$130,212
Liabilities:
Collateral on securities loaned at value	–	$(11,342,783)	–	(11,342,783)
Total	$130,212	$(11,342,783)	–	$(11,212,571)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	53

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Large Cap Growth V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.8%
The Boeing Co.	23,100	$1,983,135

Airlines — 3.2%
Delta Air Lines, Inc. (a)	63,600	1,050,036
United Continental Holdings, Inc. (a)	76,266	2,441,275

		3,491,311

Beverages — 2.6%
The Coca-Cola Co.	70,700	2,859,108

Biotechnology — 0.9%
Myriad Genetics, Inc. (a)	39,300	998,220

Chemicals — 2.0%
CF Industries Holdings, Inc.	2,850	542,556
PPG Industries, Inc.	12,400	1,660,856

		2,203,412

Commercial Banks — 2.0%
U.S. Bancorp	64,300	2,181,699

Computers & Peripherals — 7.7%
Apple, Inc.	14,510	6,422,561
EMC Corp. (a)	86,100	2,056,929

		8,479,490

Construction & Engineering — 1.9%
Fluor Corp.	14,200	941,886
KBR, Inc.	36,800	1,180,544

		2,122,430

Consumer Finance — 1.1%
Discover Financial Services	27,600	1,237,584

Containers & Packaging — 2.2%
Packaging Corp. of America	53,417	2,396,821

Diversified Financial Services — 0.9%
The NASDAQ OMX Group, Inc.	30,400	981,920

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	22,300	1,096,045

Energy Equipment & Services — 1.1%
Oceaneering International, Inc.	18,800	1,248,508

Food & Staples Retailing — 4.4%
CVS Caremark Corp.	46,100	2,535,039
Wal-Mart Stores, Inc.	31,000	2,319,730

		4,854,769

Food Products — 0.9%
ConAgra Foods, Inc.	26,500	948,965

Health Care Providers & Services — 1.7%
McKesson Corp.	17,500	1,889,300

Industrial Conglomerates — 3.1%
3M Co.	32,400	3,444,444

Insurance — 1.5%
The Travelers Cos., Inc.	19,600	1,650,124

Internet Software & Services — 5.1%
Google, Inc., Class A (a)	7,075	5,617,762

IT Services — 9.7%
Alliance Data Systems Corp. (a)	9,300	1,505,577
International Business Machines Corp.	18,270	3,896,991
Mastercard, Inc., Class A	5,964	3,227,299
Teradata Corp. (a)	35,400	2,071,254

		10,701,121

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	34,400	1,443,768

Common Stocks	Shares	Value

Machinery — 3.2%
Cummins, Inc.	8,800	$1,019,128
Ingersoll-Rand Plc	32,100	1,765,821
Parker Hannifin Corp.	8,100	741,798

		3,526,747

Media — 8.6%
Comcast Corp., Class A	58,800	2,470,188
John Wiley & Sons, Inc., Class A	9,200	358,432
News Corp., Class A	94,300	2,878,036
Time Warner Cable, Inc.	16,800	1,613,808
The Walt Disney Co.	38,000	2,158,400

		9,478,864

Multiline Retail — 0.6%
Dollar Tree, Inc. (a)	13,500	653,805

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	9,800	1,164,436
PBF Energy, Inc.	26,624	989,614
Suncor Energy, Inc.	66,520	1,996,265

		4,150,315

Paper & Forest Products — 1.6%
International Paper Co.	37,300	1,737,434

Pharmaceuticals — 6.3%
Abbott Laboratories	40,400	1,426,928
AbbVie, Inc.	36,200	1,476,236
Bristol-Myers Squibb Co.	24,400	1,005,036
Eli Lilly & Co.	17,900	1,016,541
Merck & Co., Inc.	25,000	1,105,750
Warner Chilcott Plc, Class A	54,900	743,895
Zoetis, Inc. (a)	4,700	156,980

		6,931,366

Semiconductors & Semiconductor Equipment — 1.7%
KLA-Tencor Corp.	26,000	1,371,240
Teradyne, Inc. (a)	33,400	541,748

		1,912,988

Software — 6.6%
Microsoft Corp.	150,000	4,291,500
Oracle Corp.	93,200	3,014,088

		7,305,588

Specialty Retail — 5.0%
L Brands, Inc.	20,900	933,394
PetSmart, Inc.	10,200	633,420
Ross Stores, Inc.	32,300	1,958,026
TJX Cos., Inc.	41,260	1,928,905

		5,453,745

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	22,237	1,312,205

Tobacco — 3.0%
Philip Morris International, Inc.	35,700	3,309,747

Total Long-Term Investments
(Cost — $90,387,432) — 97.7%		107,602,740

54	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)	2,616,302	$ 2,616,302

Total Short-Term Securities
(Cost — $2,616,302) — 2.4%		2,616,302

Total Investments (Cost — $93,003,734*) — 100.1%		110,219,042
Liabilities in Excess of Other Assets — (0.1)%		(106,317)

Net Assets — 100.0%		$110,112,725

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$93,111,661

Gross unrealized appreciation	$17,714,097
Gross unrealized depreciation	(606,716)

Net unrealized appreciation	$17,107,381

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,268,573	347,729	2,616,302	$502
BlackRock Liquidity Series, LLC Money Market Series	–	–	–	$ 92

(c)	Represents the current yield as of report date.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation

21	E-Mini S&P 500 Futures	Chicago Mercantile	June 2013	USD	1,640,835	$15,918

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	55

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$107,602,740	–	–	$107,602,740
Short-Term Securities	2,616,302	–	–	2,616,302

Total	$110,219,042	–	–	$110,219,042

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	–	$ 15,918	–	$ 15,918

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $19,429 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

56	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.6%
The Boeing Co.	14,800	$1,270,580
Raytheon Co.	9,225	542,338

		1,812,918

Airlines — 3.3%
Copa Holdings SA, Class A	3,200	382,752
Delta Air Lines, Inc. (a)	61,200	1,010,412
United Continental Holdings, Inc. (a)	71,379	2,284,842

		3,678,006

Auto Components — 1.0%
TRW Automotive Holdings Corp. (a)	20,900	1,149,500

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.	14,128	2,078,935

Chemicals — 0.3%
Cabot Corp.	10,024	342,821

Commercial Banks — 4.5%
Regions Financial Corp.	36,400	298,116
SunTrust Banks, Inc.	49,900	1,437,619
U.S. Bancorp	92,625	3,142,766
Wells Fargo & Co.	6,250	231,188

		5,109,689

Commercial Services & Supplies — 0.8%
Tyco International Ltd.	28,125	900,000

Construction & Engineering — 1.1%
KBR, Inc.	39,900	1,279,992

Consumer Finance — 2.1%
Discover Financial Services	52,725	2,364,189

Containers & Packaging — 1.7%
Packaging Corp. of America	14,300	641,641
Rock-Tenn Co., Class A	13,360	1,239,674

		1,881,315

Diversified Financial Services — 11.9%
Bank of America Corp.	332,400	4,048,632
Citigroup, Inc.	89,368	3,953,640
JPMorgan Chase & Co.	98,166	4,658,958
The NASDAQ OMX Group, Inc.	26,525	856,758

		13,517,988

Diversified Telecommunication Services — 1.8%
AT&T Inc.	28,100	1,030,989
Verizon Communications, Inc.	20,075	986,686

		2,017,675

Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc. (a)	21,900	792,780

Food & Staples Retailing — 3.8%
CVS Caremark Corp.	55,675	3,061,568
Wal-Mart Stores, Inc.	16,900	1,264,627

		4,326,195

Food Products — 0.4%
Smithfield Foods, Inc. (a)	17,850	472,668

Health Care Providers & Services — 0.9%
McKesson Corp.	9,000	971,640

Household Products — 0.4%
The Procter & Gamble Co.	5,400	416,124

Industrial Conglomerates — 3.4%
3M Co.	23,675	2,516,889

Common Stocks	Shares	Value

Industrial Conglomerates (concluded)
General Electric Co.	59,275	$1,370,438

		3,887,327

Insurance — 8.2%
Allied World Assurance Co. Holdings AG	4,300	398,696
American Financial Group, Inc.	27,000	1,279,260
American International Group, Inc. (a)	41,800	1,622,676
Berkshire Hathaway, Inc., Class B (a)	2,625	273,525
The Chubb Corp.	18,425	1,612,740
Everest Re Group Ltd.	2,800	363,608
HCC Insurance Holdings, Inc.	21,325	896,290
PartnerRe Ltd.	4,400	409,684
RenaissanceRe Holdings Ltd.	6,600	607,134
The Travelers Cos., Inc.	21,500	1,810,085

		9,273,698

IT Services — 0.4%
DST Systems, Inc.	3,400	242,318
Total System Services, Inc.	9,700	240,366

		482,684

Machinery — 2.6%
Ingersoll-Rand Plc	42,100	2,315,921
Oshkosh Corp. (a)	13,500	573,615

		2,889,536

Media — 6.1%
Comcast Corp., Class A	63,700	2,676,037
News Corp., Class A	98,850	3,016,902
Time Warner Cable, Inc.	12,600	1,210,356

		6,903,295

Multiline Retail — 0.9%
Dillard’s, Inc., Class A	12,425	975,984

Oil, Gas & Consumable Fuels — 16.1%
Chevron Corp.	44,550	5,293,431
Exxon Mobil Corp.	57,500	5,181,325
Marathon Oil Corp.	43,500	1,466,820
Marathon Petroleum Corp.	29,150	2,611,840
PBF Energy, Inc.	27,396	1,018,309
Suncor Energy, Inc.	64,395	1,932,494
Tesoro Corp.	12,689	742,941

		18,247,160

Paper & Forest Products — 2.8%
Domtar Corp.	14,925	1,158,479
International Paper Co.	44,100	2,054,178

		3,212,657

Pharmaceuticals — 11.0%
Abbott Laboratories	18,500	653,420
AbbVie, Inc.	16,300	664,714
Eli Lilly & Co.	22,525	1,279,195
Johnson & Johnson	2,775	226,246
Merck & Co., Inc.	91,675	4,054,785
Pfizer, Inc.	186,100	5,370,846
Zoetis, Inc. (a)	4,700	156,980

		12,406,186

Semiconductors & Semiconductor Equipment — 1.8%
KLA-Tencor Corp.	28,175	1,485,949
Teradyne, Inc. (a)(b)	35,400	574,188

		2,060,137

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	57

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software — 3.6%
Activision Blizzard, Inc.	82,200	$1,197,654
CA, Inc.	25,400	639,318
Microsoft Corp.	36,500	1,044,265
Oracle Corp.	36,300	1,173,942

		4,055,179

Total Long-Term Investments
(Cost — $86,368,824) — 95.0%		107,506,278

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	5,428,674	5,428,674

Beneficial Interest (000)		Value

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$ 513	$ 512,695

Total Short-Term Securities
(Cost — $5,941,370) — 5.3%		5,941,369

Total Investments (Cost — $92,310,194*) — 100.3%		113,447,647
Liabilities in Excess of Other Assets — (0.3)%		(327,838)

Net Assets — 100.0%		$113,119,809

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$94,542,137

Gross unrealized appreciation	$19,086,929
Gross unrealized depreciation	(181,419)

Net unrealized appreciation	$18,905,510

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	748,306	4,680,368	5,428,674	$721
BlackRock Liquidity Series, LLC Money Market Series	–	$512,695	$ 512,695	$103

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

58	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$107,506,278	–	–	$107,506,278
Short-Term Securities	5,428,674	$512,695	–	5,941,369

Total	$112,934,952	$512,695	–	$113,447,647

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$9,883	–	–	$9,883
Liabilities:
Collateral on securities loaned at value	–	$(512,695)	–	(512,695)

Total	$9,883	$(512,695)	–	$(502,812)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	59

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Countrywide Asset-Backed Certificates,
Series 2004-5, Class A, 1.10%,
10/25/34 (a)	USD	7	$6,937
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, 0.80%,
12/25/34 (a)		8	7,378
New Century Home Equity Loan Trust,
Series 2005-2, Class A2MZ, 0.46%,
6/25/35 (a)		21	20,353
SASCO Mortgage Loan Trust, Series 2005-GEL2,
Class A, 0.48%, 4/25/35 (a)		4	4,265
Structured Asset Investment Loan Trust 2004-8,
1.70%, 9/25/34 (a)		16	9,953
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-23XS,
Class 2A1, 0.50%, 1/25/35 (a)		18	15,785

Total Asset-Backed Securities — 0.3%			64,671

Common Stocks	Shares		Value

Aerospace & Defense — 0.5%
B/E Aerospace, Inc. (b)		632	38,103
The Boeing Co.		881	75,634
Northrop Grumman Corp.		189	13,258
Spirit AeroSystems Holdings, Inc., Class A (b)		22	418

			127,413

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.		219	7,820
United Parcel Service, Inc., Class B		712	61,161

			68,981

Auto Components — 0.2%
Lear Corp.		822	45,103

Beverages — 0.3%
Beam, Inc.		906	57,567
The Coca-Cola Co.		196	7,926

			65,493

Biotechnology — 0.6%
Alexion Pharmaceuticals, Inc. (b)		73	6,726
Amgen, Inc.		817	83,751
Biogen Idec, Inc. (b)		198	38,196
Celgene Corp. (b)		234	27,123

			155,796

Capital Markets — 0.1%
Invesco Ltd.		486	14,075
LPL Financial Holdings, Inc.		247	7,963

			22,038

Chemicals — 0.4%
CF Industries Holdings, Inc.		54	10,280

Common Stocks	Shares	Value

Chemicals (concluded)
Eastman Chemical Co.	94	$6,568
LyondellBasell Industries NV, Class A	639	40,442
Monsanto Co.	506	53,449

		110,739

Commercial Banks — 0.4%
BOK Financial Corp.	86	5,358
CIT Group, Inc. (b)	664	28,871
First Republic Bank	533	20,584
U.S. Bancorp	1,211	41,089
Wells Fargo & Co.	436	16,128

		112,030

Commercial Services & Supplies — 0.2%
The ADT Corp.	1,151	56,330

Communications Equipment — 0.3%
Cisco Systems, Inc.	1,547	32,348
QUALCOMM, Inc.	682	45,660

		78,008

Computers & Peripherals — 0.9%
Apple, Inc.	473	209,364
Dell, Inc.	553	7,924
Western Digital Corp.	471	23,682

		240,970

Consumer Finance — 0.2%
Capital One Financial Corp.	1,078	59,236

Containers & Packaging — 0.2%
Ball Corp.	288	13,703
Crown Holdings, Inc. (b)	770	32,040

		45,743

Diversified Consumer Services — 0.1%
Service Corp. International	1,765	29,528

Diversified Financial Services — 1.0%
Bank of America Corp.	1,849	22,521
Citigroup, Inc.	1,856	82,109
JPMorgan Chase & Co.	2,576	122,257
The McGraw-Hill Cos., Inc.	429	22,342
Moody’s Corp.	385	20,528

		269,757

Diversified Telecommunication Services — 0.3%
AT&T Inc.	1,200	44,028
Verizon Communications, Inc.	493	24,231

		68,259

Electric Utilities — 0.2%
Duke Energy Corp.	90	6,533

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CNY	Chinese Yuan	USD	US Dollar
	JPY	Japanese Yen

60	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electric Utilities (concluded)
Xcel Energy, Inc.	1,709	$50,757

		57,290

Electrical Equipment — 0.1%
Sensata Technologies Holding NV (b)	795	26,132

Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	1,979	26,380
Tech Data Corp. (b)	145	6,613

		32,993

Energy Equipment & Services — 0.3%
National Oilwell Varco, Inc.	666	47,119
Schlumberger Ltd.	566	42,388

		89,507

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	468	49,659
CVS Caremark Corp.	1,427	78,471
The Fresh Market, Inc. (b)	132	5,646

		133,776

Food Products — 0.3%
H.J. Heinz Co.	121	8,745
Ingredion, Inc.	146	10,559
Kraft Foods Group, Inc.	95	4,895
Mead Johnson Nutrition Co.	767	59,404

		83,603

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	2,101	74,207
Baxter International, Inc.	162	11,768

		85,975

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	896	37,292
Express Scripts Holding Co. (b)	538	31,016
HCA Holdings, Inc.	1,013	41,158
Humana, Inc.	439	30,339
UnitedHealth Group, Inc.	253	14,474

		154,279

Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp.	1,177	67,042

Household Durables — 0.2%
NVR, Inc. (b)	36	38,884

Household Products — 0.2%
The Procter & Gamble Co.	547	42,152

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	1,510	18,981

Industrial Conglomerates — 0.2%
General Electric Co.	1,762	40,737

Insurance — 0.9%
ACE Ltd.	730	64,948
Allied World Assurance Co. Holdings AG	70	6,490
American International Group, Inc. (b)	150	5,823
Berkshire Hathaway, Inc., Class B (b)	183	19,069
Marsh & McLennan Cos., Inc.	1,604	60,904
Prudential Financial, Inc.	176	10,382
Reinsurance Group of America, Inc.	868	51,794
The Travelers Cos., Inc.	106	8,924

		228,334

Internet & Catalog Retail — 0.3%
Liberty Ventures, Series A (b)	128	9,674

Common Stocks	Shares	Value

Internet & Catalog Retail (concluded)
priceline.com, Inc. (b)	95	$65,353
TripAdvisor, Inc. (b)	211	11,082

		86,109

Internet Software & Services — 0.7%
Google, Inc., Class A (b)	162	128,633
IAC/InterActiveCorp.	232	10,366
VeriSign, Inc. (b)	679	32,103

		171,102

IT Services — 0.6%
CoreLogic, Inc. (b)	1,944	50,272
Fidelity National Information Services, Inc.	697	27,615
International Business Machines Corp.	158	33,701
Mastercard, Inc., Class A	19	10,281
Total System Services, Inc.	1,796	44,505

		166,374

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	565	23,713
Thermo Fisher Scientific, Inc.	152	11,626

		35,339

Machinery — 0.4%
Cummins, Inc.	511	59,179
Snap-On, Inc.	211	17,450
WABCO Holdings, Inc. (b)	538	37,977

		114,606

Media — 0.7%
AMC Networks, Inc., Class A (b)	861	54,398
CBS Corp., Class B	1,349	62,985
Comcast Corp., Class A	772	32,432
DIRECTV (b)	100	5,661
Starz - Liberty Capital (b)	1,202	26,624
Time Warner, Inc.	146	8,413

		190,513

Office Electronics — 0.1%
Zebra Technologies Corp., Class A (b)	313	14,752

Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.	70	6,122
Apache Corp.	176	13,580
Chevron Corp.	675	80,204
ConocoPhillips	1,339	80,474
EQT Corp.	213	14,431
Exxon Mobil Corp.	2,308	207,974
Marathon Petroleum Corp.	288	25,805

		428,590

Paper & Forest Products — 0.1%
Domtar Corp.	175	13,584

Personal Products — 0.1%
The Estee Lauder Cos., Inc., Class A	491	31,439

Pharmaceuticals — 1.1%
AbbVie, Inc.	1,929	78,665
Allergan, Inc.	265	29,582
Johnson & Johnson	415	33,835
Merck & Co., Inc.	559	24,725
Pfizer, Inc.	3,983	114,949

		281,756

Professional Services — 0.1%
Equifax, Inc.	89	5,126

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	61

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Professional Services (concluded)
Nielsen Holdings NV	761	$27,259

		32,385

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	233	17,922
Federal Realty Investment Trust	482	52,075
HCP, Inc.	1,250	62,325
Potlatch Corp.	294	13,483
Prologis, Inc.	15	600

		146,405

Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc. (b)	1,399	50,014

Road & Rail — 0.3%
Union Pacific Corp.	501	71,347

Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Ltd.	721	25,898
Maxim Integrated Products, Inc.	602	19,655
NXP Semiconductors NV	891	26,962

		72,515

Software — 0.7%
Autodesk, Inc. (b)	855	35,260
Fair Isaac Corp.	238	10,874
Microsoft Corp.	4,707	134,667
Oracle Corp.	144	4,657
Solera Holdings, Inc.	113	6,591

		192,049

Specialty Retail — 0.7%
The Home Depot, Inc.	651	45,427
Ross Stores, Inc.	714	43,283
Sears Hometown and Outlet Stores, Inc. (b)	622	25,098
TJX Cos., Inc.	1,399	65,403

		179,211

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	530	26,495
Michael Kors Holdings Ltd. (b)	349	19,820
NIKE, Inc., Class B	66	3,895

		50,210

Tobacco — 0.6%
Lorillard, Inc.	946	38,171
Philip Morris International, Inc.	1,197	110,974

		149,145

Trading Companies & Distributors — 0.1%
MRC Global, Inc. (b)	704	23,183

Water Utilities — 0.2%
American Water Works Co., Inc.	1,294	53,623

Wireless Telecommunication Services — 0.4%
Crown Castle International Corp. (b)	838	58,358
Telephone & Data Systems, Inc.	2,073	43,678

		102,036

Total Common Stocks — 20.6%		5,311,396

Investment Companies	Shares	Value

iShares Barclays 1-3 Year Credit Bond Fund (c)	17,612	1,858,770
iShares Core Total U.S. Bond Market ETF (c)	29,276	3,241,732
iShares iBoxx $ High Yield Corporate Bond Fund (c)	11,429	1,078,326
iShares MSCI EAFE Index Fund (c)	34,905	2,058,697

Investment Companies	Shares	Value

iShares MSCI EAFE Minimum Volatility Index Fund (c)	9,795	$585,545
iShares MSCI Emerging Markets Index Fund (c)	24,901	1,065,265
iShares MSCI Emerging Markets Minimum Volatility Index Fund (c)	8,812	536,122
iShares MSCI Mexico Capped Investable Market Index Fund (c)	14,944	1,114,673
iShares MSCI USA Minimum Volatility Index Fund (c)	17,911	586,764
SPDR Barclays International Treasury Bond ETF	67,358	3,940,443

Total Investment Companies — 62.4%		16,066,337

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations — 0.5%
Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16, 6.50%,
9/25/37	USD 40	31,633
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.40%,
4/25/46 (a)	13	9,032
Series 2006-OA5, Class 3A1, 0.40%,
4/25/46 (a)	25	19,218
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.63%,
7/27/36 (a)(d)	35	34,476
Series 2011-5R, Class 2A1, 2.85%,
8/27/46 (a)(d)	29	25,811
Impac Secured Assets CMN Owner Trust,
Series 2004-3, Class 1A4, 1.00%,
11/25/34 (a)	7	7,118

Total Non-Agency Mortgage-Backed Securities — 0.5%		127,288

Total Long-Term Investments
(Cost — $21,291,830) — 83.8%		21,569,692

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.09% (c)(e)	4,293,311	4,293,311

Total Short-Term Securities
(Cost — $4,293,311) — 16.7%		4,293,311

Options Purchased		Value

(Cost — $17,200) — 0.3%		94,030

Total Investments Before Options Written
(Cost — $25,602,341*) — 100.8%		25,957,033

Options Written		Value

(Premiums Received — $ 27,480) — (0.3)%		(94,030)

Total Investments Net of Options Written — 100.5%		25,863,003
Liabilities in Excess of Other Assets — (0.5)%		(118,947)

Net Assets — 100.0%		$25,744,056

62	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments
*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$25,729,822

Gross unrealized appreciation	$520,710
Gross unrealized depreciation	(293,499)

Net unrealized appreciation	$227,211

(a)	Variable rate security. Rate shown is as of report date.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Income	Realized Loss

BlackRock Liquidity Funds, TempFund, Institutional Class	397,476	3,895,835[1]	–	4,293,311	$4,293,311	$151	–
iShares Barclays 1-3 Year Credit Bond Fund	–	17,612	–	17,612	$1,858,770	$971	–
iShares Core Total U.S. Bond Market ETF	–	29,276	–	29,276	$3,241,732	$6,133	–
iShares iBoxx $ High Yield Corporate Bond Fund	–	11,429	–	11,429	$1,078,326	$5,783	–
iShares MSCI EAFE Index Fund	–	34,905	–	34,905	$2,058,697	–	–
iShares MSCI EAFE Minimum Volatility Index Fund	–	9,795	–	9,795	$585,545	–	–
iShares MSCI Emerging Markets Index Fund	–	60,436	(35,535)	24,901	$1,065,265	–	$(83,509)
iShares MSCI Emerging Markets Minimum Volatility Index Fund	–	8,812	–	8,812	$536,122	–	–
iShares MSCI Mexico Capped Investable Market Index Fund	–	14,944	–	14,944	$1,114,673	–	–
iShares MSCI USA Minimum Volatility Index Fund	–	17,911	–	17,911	$586,764	$2,187	–

[1] Represents net shares purchased.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

5	DAX Index	Eurex	June 2013	USD	1,249,835	$(27,552)
10	S&P 500 E-Mini Index	Chicago Mercantile	June 2013	USD	781,375	5,480
38	Euro STOXX 50	Eurex	June 2013	USD	1,244,013	(39,386)
(7)	Euro Currency	Chicago Mercantile	June 2013	USD	(1,122,013)	12,624
(11)	Japanese Yen Currency	Chicago Mercantile	June 2013	USD	(1,462,038)	(29,388)

Total						$(78,222)

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CNY	175,000	USD	27,613	HSBC Holdings Plc	6/07/13	$ 433
CNY	175,000	USD	27,629	Standard Chartered Plc	6/07/13	418
USD	27,191	CNY	175,000	Standard Chartered Plc	6/07/13	(856)
USD	27,237	CNY	175,000	Standard Chartered Plc	6/07/13	(809)
CNY	170,000	USD	26,767	Standard Chartered Plc	8/19/13	376
USD	26,385	CNY	170,000	Credit Suisse Group AG	8/19/13	(758)

Total						$(1,196)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	63

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

—	Over-the-counter options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value

USD Currency	Barclays Plc	Call	JPY	84.00	4/03/13	USD	430	$45,980
USD Currency	Citigroup, Inc.	Call	JPY	81.50	4/03/13	USD	220	29,371
USD Currency	Deutsche Bank AG	Call	JPY	88.00	4/03/13	USD	290	18,679

Total								$94,030

—	Over-the-counter options written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value

USD Currency	Barclays Plc	Call	JPY	81.50	4/03/13	USD	220	$(29,372)
USD Currency	Barclays Plc	Call	JPY	88.00	4/03/13	USD	290	(18,678)
USD Currency	Deutsche Bank AG	Call	JPY	84.00	4/03/13	USD	290	(31,010)
USD Currency	HSBC Holdings Plc	Call	JPY	84.00	4/03/13	USD	140	(14,970)

Total								$(94,030)

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$64,671	–	$64,671
Common Stocks	$5,311,396	–	–	5,311,396
Investment Companies	16,066,337	–	–	16,066,337
Non-Agency Mortgage-Backed Securities	–	101,477	$25,811	127,288
Short-Term Securities	4,293,311	–	–	4,293,311
Options Purchased:
Foreign Currency Exchange Contracts	–	94,030	–	94,030
Total	$25,671,044	$260,178	$25,811	$25,957,033

64	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$5,480	–	–	$5,480
Foreign currency exchange contracts	12,624	$1,227	–	13,851
Liabilities:
Equity contracts	(66,938)	–	–	(66,938)
Foreign currency exchange contracts	(29,388)	(96,453)	–	(125,841)

Total	$(78,222)	$(95,226)	–	$(173,448)

[1]  Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$50,741	–	–	$50,741
Cash pledged as collateral for financial futures contracts	289,000	–	–	289,000
Liabilities:
Bank overdraft	–	$(467,650)	–	(467,650)

Total	$339,741	$(467,650)	–	$(127,909)

There were no transfers between levels during the period ended March 31, 2013.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	65

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

Commercial Paper (a)	Par (000)	Value

Cancara Asset Securitisation LLC:
0.23%, 4/16/13	$2,000	$1,999,808
0.24%, 4/22/13	2,500	2,499,650
0.24%, 5/03/13	3,000	2,999,360
0.23%, 5/23/13	1,000	999,668
Ciesco LLC:
0.28%, 4/30/13	4,000	3,999,098
0.29%, 4/30/13	4,000	3,999,065
0.26%, 6/04/13	2,000	1,999,076
Collateralized Commercial Paper Co. LLC, 0.31%, 5/15/13	7,000	6,997,348
CRC Funding LLC, 0.23%, 5/17/13	7,000	6,997,943
Deutsche Bank Financial LLC:
0.30%, 6/07/13	5,000	4,997,208
0.41%, 8/12/13	3,000	2,995,456
General Electric Capital Corp.:
0.24%, 8/12/13	6,000	5,994,680
0.24%, 8/26/13	1,500	1,498,530
0.24%, 9/04/13	2,000	1,997,920
ING US Funding LLC:
0.21%, 5/03/13	2,000	1,999,627
0.22%, 5/09/13	4,000	3,999,071
0.23%, 5/09/13	500	499,879
0.29%, 5/13/13	3,000	2,999,003
Matchpoint Master Trust, 0.38%, 9/13/13	3,000	2,994,775
MetLife Short Term Funding LLC, 0.25%, 7/22/13	3,000	2,997,667
Natixis U.S. Finance Co., LLC, 0.18%, 4/01/13	5,000	5,000,000
Nieuw Amsterdam Receivables Corp., 0.19%, 4/18/13	2,000	1,999,821
Nordea North America, Inc.:
0.30%, 5/16/13	3,000	2,998,875
0.27%, 7/22/13	6,000	5,994,960
Sheffield Receivables Corp., 0.22%, 5/13/13	1,000	999,743
State Street Corp., 0.20%, 4/11/13	7,000	6,999,610
UBS Finance Delaware LLC:
0.21%, 6/13/13	2,000	1,999,148
0.23%, 7/18/13	5,000	4,996,550

Total Commercial Paper — 49.6%		96,453,539

Corporate Notes — 1.3%

JPMorgan Chase Bank N.A., 0.37%, 5/17/13 (b)	2,480	2,480,000

Municipal Bonds

Blount County Public Building Authority RB (Solar Eclipse Project) Eclipse Funding Trust Series 2007-B-12-A-0005 VRDN (US Bank N.A. LOC), 0.12%, 4/04/13 (c)(d)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

California Housing Finance Agency RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.12%, 4/04/13 (d)	$1,600	$1,600,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (d)	3,000	3,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series A VRDN (JPMorgan Chase Bank LOC), 0.11%, 4/04/13 (d)	2,135	2,135,000
New York State Housing Finance Agency RB (10 Barclay Street Project) Series 2001A VRDN (Freddie Mac LOC), 0.12%, 4/04/13 (d)	5,000	5,000,000
New York State Housing Finance Agency RB (10 Barclay Street Project) Series 2004A VRDN (Fannie Mae LOC), 0.11%, 4/04/13 (d)	5,000	5,000,000
New York State Housing Finance Agency RB (Biltmore Tower Housing Project) Series 2002 VRDN (Fannie Mae LOC), 0.12%, 4/04/13 (d)	3,000	3,000,000

Total Municipal Bonds — 11.2%		21,735,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.17%, 02/27/15 (b)	2,000	1,999,040
Freddie Mac Variable Rate Notes: (b)
0.35%, 09/03/13	5,000	4,999,572
0.14%, 09/13/13	6,400	6,398,246

Total U.S. Government Sponsored Agency Obligations — 6.9%		13,396,858

U.S. Treasury Obligations

U.S. Treasury Notes:
0.63%, 4/30/13	6,500	6,502,157
3.50%, 5/31/13	2,000	2,010,918
0.38%, 6/30/13	1,000	1,000,333
3.38%, 6/30/13	3,000	3,023,642
0.13%, 8/31/13	3,500	3,498,913
0.75%, 9/15/13	2,215	2,220,986
0.13%, 9/30/13	5,500	5,499,259
2.00%, 11/30/13	2,000	2,024,096
1.25%, 2/15/14	3,000	3,028,234

Total U.S. Treasury Obligations — 14.8%		28,808,538

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	SBPA	Stand-by Bond Purchase Agreement
LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
RB	Revenue Bonds

66	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc.,
0.20%, 4/01/13	$14,009	$14,009,000

(Purchased on 3/28/13 to be repurchased at $14,009,311, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.00% due from 2/27/17 to 10/24/22, aggregate par and fair value of $14,169,000 and $14,289,301, respectively)

Goldman Sachs & Co.,
0.13%, 4/03/13	15,000	15,000,000
(Purchased on 3/27/13 to be repurchased at $15,000,379, collateralized by Ginnie Mae Bond, 3.00% due at 9/15/42, par and fair value of $14,713,477 and $15,300,000, respectively)

Repurchase Agreements	Par (000)	Value

Mizuho Securities USA,
1.24%, 4/01/13 (d)	$2,100	$2,100,000

(Purchased on 3/04/13 to be repurchased at $2,100,000, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 6.27% due from 5/15/24 to 6/20/37, aggregate par and fair value of $75,777,069 and $2,257,163, respectively)

Total Repurchase Agreements — 16.0%		31,109,000

Total Investments (Cost — $193,982,935*) — 99.8%		193,982,935
Other Assets Less Liabilities — 0.2%		374,810

Net Assets — 100.0%		$194,357,745

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$193,982,935	–	$193,982,935

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $381 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	67

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.4%
The Boeing Co.	8,353	$717,105
General Dynamics Corp.	4,078	287,540
Honeywell International, Inc.	9,620	724,867
L-3 Communications Holdings, Inc.	1,104	89,336
Lockheed Martin Corp.	3,286	317,165
Northrop Grumman Corp.	2,911	204,207
Precision Castparts Corp.	1,797	340,747
Raytheon Co.	3,994	234,807
Rockwell Collins, Inc.	1,677	105,852
Textron, Inc.	3,334	99,387
United Technologies Corp.	10,351	967,094

		4,088,107

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	1,973	117,315
Expeditors International of Washington, Inc.	2,531	90,382
FedEx Corp.	3,590	352,538
United Parcel Service, Inc., Class B	8,777	753,944

		1,314,179

Airlines — 0.1%
Southwest Airlines Co.	8,939	120,498

Auto Components — 0.3%
BorgWarner, Inc. (a)	1,420	109,823
Delphi Automotive Plc	3,610	160,284
The Goodyear Tire & Rubber Co. (a)	2,980	37,578
Johnson Controls, Inc.	8,400	294,588

		602,273

Automobiles — 0.4%
Ford Motor Co.	48,142	633,067
Harley-Davidson, Inc.	2,769	147,588

		780,655

Beverages — 2.4%
Beam, Inc.	1,968	125,047
Brown-Forman Corp., Class B	1,855	132,447
The Coca-Cola Co.	47,043	1,902,419
Coca-Cola Enterprises, Inc.	3,222	118,956
Constellation Brands, Inc., Class A (a)	1,878	89,468
Dr. Pepper Snapple Group, Inc.	2,500	117,375
Molson Coors Brewing Co., Class B	1,908	93,358
Monster Beverage Corp. (a)	1,768	84,404
PepsiCo, Inc.	18,939	1,498,264

		4,161,738

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	2,396	220,767
Amgen, Inc.	9,186	941,657
Biogen Idec, Inc. (a)	2,901	559,632
Celgene Corp. (a)	5,140	595,777
Gilead Sciences, Inc. (a)	18,686	914,306

		3,232,139

Building Products — 0.1%
Masco Corp.	4,371	88,513

Capital Markets — 2.1%
Ameriprise Financial, Inc.	2,498	183,978
The Bank of New York Mellon Corp.	14,298	400,201
BlackRock, Inc.	1,543	396,366
The Charles Schwab Corp.	13,491	238,656
E*Trade Financial Corp. (a)	3,154	33,779
Franklin Resources, Inc.	1,696	255,774
The Goldman Sachs Group, Inc.	5,371	790,343
Invesco Ltd.	5,398	156,326
Legg Mason, Inc.	1,397	44,914

Common Stocks	Shares	Value

Capital Markets (concluded)
Morgan Stanley	16,852	$370,407
Northern Trust Corp.	2,670	145,675
State Street Corp.	5,608	331,377
T. Rowe Price Group, Inc.	3,179	238,012

		3,585,808

Chemicals — 2.4%
Air Products & Chemicals, Inc.	2,549	222,069
Airgas, Inc.	839	83,195
CF Industries Holdings, Inc.	774	147,346
The Dow Chemical Co.	14,783	470,691
E.I. du Pont de Nemours & Co.	11,468	563,767
Eastman Chemical Co.	1,891	132,124
Ecolab, Inc.	3,258	261,226
FMC Corp.	1,686	96,153
International Flavors & Fragrances, Inc.	998	76,517
LyondellBasell Industries NV, Class A	4,661	294,995
Monsanto Co.	6,577	694,728
The Mosaic Co.	3,403	202,853
PPG Industries, Inc.	1,756	235,199
Praxair, Inc.	3,635	405,448
The Sherwin-Williams Co.	1,054	178,010
Sigma-Aldrich Corp.	1,479	114,889

		4,179,210

Commercial Banks — 2.7%
BB&T Corp.	8,593	269,734
Comerica, Inc.	2,302	82,757
Fifth Third Bancorp	10,745	175,251
First Horizon National Corp.	3,027	32,328
Huntington Bancshares, Inc.	10,336	76,383
KeyCorp	11,325	112,797
M&T Bank Corp.	1,501	154,843
PNC Financial Services Group, Inc.	6,487	431,385
Regions Financial Corp.	17,292	141,621
SunTrust Banks, Inc.	6,628	190,953
U.S. Bancorp	22,872	776,047
Wells Fargo & Co.	60,165	2,225,503
Zions Bancorp	2,252	56,277

		4,725,879

Commercial Services & Supplies — 0.6%
The ADT Corp.	2,857	139,822
Avery Dennison Corp.	1,219	52,502
Cintas Corp.	1,289	56,884
Iron Mountain, Inc.	2,056	74,653
Pitney Bowes, Inc.	2,505	37,224
Republic Services, Inc.	3,660	120,780
Stericycle, Inc. (a)	1,057	112,232
Tyco International Ltd.	5,731	183,392
Waste Management, Inc.	5,368	210,479

		987,968

Communications Equipment — 1.9%
Cisco Systems, Inc.	65,444	1,368,434
F5 Networks, Inc. (a)	960	85,517
Harris Corp.	1,390	64,413
JDS Uniphase Corp. (a)	2,895	38,706
Juniper Networks, Inc. (a)	6,310	116,987
Motorola Solutions, Inc.	3,388	216,934
QUALCOMM, Inc.	21,088	1,411,842

		3,302,833

Computers & Peripherals — 4.1%
Apple, Inc.	11,525	5,101,311
Dell, Inc.	17,927	256,894

68	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computers & Peripherals (concluded)
EMC Corp. (a)	25,830	$617,079
Hewlett-Packard Co.	23,969	571,421
NetApp, Inc. (a)	4,424	151,124
SanDisk Corp. (a)	2,975	163,625
Seagate Technology Plc	3,921	143,352
Western Digital Corp.	2,659	133,695

		7,138,501

Construction & Engineering — 0.2%
Fluor Corp.	1,995	132,328
Jacobs Engineering Group, Inc. (a)	1,592	89,534
Quanta Services, Inc. (a)	2,609	74,565

		296,427

Construction Materials — 0.0%
Vulcan Materials Co.	1,586	81,996

Consumer Finance — 0.9%
American Express Co.	11,796	795,758
Capital One Financial Corp.	7,146	392,673
Discover Financial Services	6,081	272,672
SLM Corp.	5,566	113,992

		1,575,095

Containers & Packaging — 0.1%
Ball Corp.	1,835	87,309
Bemis Co., Inc.	1,270	51,257
Owens-Illinois, Inc. (a)	1,999	53,273
Sealed Air Corp.	2,406	58,009

		249,848

Distributors — 0.1%
Genuine Parts Co.	1,895	147,810

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	1,259	21,894
H&R Block, Inc.	3,321	97,704

		119,598

Diversified Financial Services — 3.7%
Bank of America Corp.	132,807	1,617,589
Citigroup, Inc.	37,297	1,650,019
CME Group, Inc.	3,769	231,379
IntercontinentalExchange, Inc. (a)	894	145,785
JPMorgan Chase & Co.	46,978	2,229,576
Leucadia National Corp.	3,590	98,474
The McGraw-Hill Cos., Inc.	3,447	179,520
Moody’s Corp.	2,373	126,528
The NASDAQ OMX Group, Inc.	1,434	46,318
NYSE Euronext	2,974	114,915

		6,440,103

Diversified Telecommunication Services — 2.6%
AT&T Inc.	67,403	2,473,016
CenturyLink, Inc.	7,682	269,869
Frontier Communications Corp.	12,225	48,655
Verizon Communications, Inc.	35,082	1,724,280
Windstream Corp.	7,251	57,645

		4,573,465

Electric Utilities — 2.0%
American Electric Power Co, Inc.	5,961	289,883
Duke Energy Corp.	8,649	627,831
Edison International Co.	4,007	201,632
Entergy Corp.	2,191	138,559
Exelon Corp.	10,495	361,868
FirstEnergy Corp.	5,143	217,035

Common Stocks	Shares	Value

Electric Utilities (concluded)
NextEra Energy, Inc.	5,203	$404,169
Northeast Utilities	3,862	167,843
Pepco Holdings, Inc.	2,801	59,941
Pinnacle West Capital Corp.	1,343	77,746
PPL Corp.	7,155	224,023
The Southern Co.	10,666	500,449
Xcel Energy, Inc.	6,002	178,259

		3,449,238

Electrical Equipment — 0.7%
Eaton Corp. Plc	5,783	354,209
Emerson Electric Co.	8,860	495,008
Rockwell Automation, Inc.	1,717	148,263
Roper Industries, Inc.	1,214	154,554

		1,152,034

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1,962	146,463
Corning, Inc.	18,083	241,046
FLIR Systems, Inc.	1,781	46,324
Jabil Circuit, Inc.	2,238	41,358
Molex, Inc.	1,685	49,337
TE Connectivity Ltd.	5,147	215,814

		740,342

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	5,423	251,681
Cameron International Corp. (a)	3,042	198,338
Diamond Offshore Drilling, Inc.	848	58,987
Ensco Plc, Class A	2,861	171,660
FMC Technologies, Inc. (a)	2,909	158,220
Halliburton Co.	11,437	462,169
Helmerich & Payne, Inc.	1,310	79,517
Nabors Industries Ltd.	3,555	57,662
National Oilwell Varco, Inc.	5,238	370,589
Noble Corp.	3,093	117,998
Rowan Cos. Plc, Class A (a)	1,521	53,783
Schlumberger Ltd.	16,303	1,220,932

		3,201,536

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	5,347	567,370
CVS Caremark Corp.	15,112	831,009
The Kroger Co.	6,364	210,903
Safeway, Inc.	2,933	77,285
Sysco Corp.	7,193	252,978
Walgreen Co.	10,557	503,358
Wal-Mart Stores, Inc.	20,530	1,536,260
Whole Foods Market, Inc.	2,111	183,129

		4,162,292

Food Products — 1.9%
Archer-Daniels-Midland Co.	8,089	272,842
Campbell Soup Co.	2,194	99,520
ConAgra Foods, Inc.	5,080	181,915
Dean Foods Co. (a)	2,269	41,137
General Mills, Inc.	7,937	391,373
H.J. Heinz Co.	3,938	284,599
The Hershey Co.	1,843	161,318
Hormel Foods Corp.	1,650	68,178
The J.M. Smucker Co.	1,316	130,495
Kellogg Co.	3,065	197,478
Kraft Foods Group, Inc.	7,273	374,778
McCormick & Co., Inc.	1,622	119,298
Mead Johnson Nutrition Co.	2,484	192,386

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	69

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food Products (concluded)
Mondelez International, Inc., Class A	21,827	$668,124
Tyson Foods, Inc., Class A	3,471	86,150

		3,269,591

Gas Utilities — 0.1%
AGL Resources, Inc.	1,442	60,492
ONEOK, Inc.	2,527	120,462

		180,954

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	19,279	680,934
Baxter International, Inc.	6,701	486,761
Becton Dickinson & Co.	2,381	227,647
Boston Scientific Corp. (a)	16,665	130,154
C.R. Bard, Inc.	937	94,431
CareFusion Corp. (a)	2,746	96,083
Covidien Plc	5,792	392,929
DENTSPLY International, Inc.	1,745	74,023
Edwards Lifesciences Corp. (a)(b)	1,400	115,024
Intuitive Surgical, Inc. (a)	492	241,665
Medtronic, Inc.	12,414	582,961
St. Jude Medical, Inc.	3,461	139,963
Stryker Corp.	3,551	231,667
Varian Medical Systems, Inc. (a)	1,345	96,840
Zimmer Holdings, Inc.	2,079	156,382

		3,747,464

Health Care Providers & Services — 1.9%
Aetna, Inc.	4,026	205,809
AmerisourceBergen Corp.	2,826	145,398
Cardinal Health, Inc.	4,184	174,138
Cigna Corp.	3,515	219,231
Coventry Health Care, Inc.	1,646	77,411
DaVita HealthCare Partners, Inc. (a)	1,036	122,859
Express Scripts Holding Co. (a)	10,046	579,152
Humana, Inc.	1,951	134,834
Laboratory Corp. of America Holdings (a)	1,143	103,099
McKesson Corp.	2,859	308,658
Patterson Cos., Inc.	1,025	38,991
Quest Diagnostics, Inc.	1,946	109,852
Tenet Healthcare Corp. (a)	1,271	60,474
UnitedHealth Group, Inc.	12,580	719,702
WellPoint, Inc.	3,732	247,170

		3,246,778

Health Care Technology — 0.1%
Cerner Corp. (a)(b)	1,797	170,266

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	5,456	187,141
Chipotle Mexican Grill, Inc. (a)	380	123,831
Darden Restaurants, Inc.	1,595	82,430
International Game Technology	3,258	53,757
Marriott International, Inc., Class A	2,986	126,099
McDonald’s Corp.	12,308	1,226,985
Starbucks Corp.	9,197	523,861
Starwood Hotels & Resorts Worldwide, Inc.	2,378	151,550
Wyndham Worldwide Corp.	1,678	108,197
Wynn Resorts Ltd.	982	122,907
Yum! Brands, Inc.	5,528	397,684

		3,104,442

Household Durables — 0.3%
D.R. Horton, Inc.	3,418	83,057
Garmin Ltd.	1,347	44,505

Common Stocks	Shares	Value

Household Durables (concluded)
Harman International Industries, Inc.	831	$37,088
Leggett & Platt, Inc.	1,753	59,216
Lennar Corp., Class A	2,018	83,707
Newell Rubbermaid, Inc.	3,504	91,454
PulteGroup, Inc. (a)	4,161	84,219
Whirlpool Corp.	964	114,195

		597,441

Household Products — 2.2%
The Clorox Co.	1,608	142,356
Colgate-Palmolive Co	5,396	636,890
Kimberly-Clark Corp.	4,758	466,189
The Procter & Gamble Co.	33,528	2,583,668

		3,829,103

Independent Power Producers & Energy Traders — 0.1%
The AES Corp.	7,573	95,193
NRG Energy, Inc.	3,985	105,563

		200,756

Industrial Conglomerates — 2.4%
3M Co.	7,788	827,942
Danaher Corp.	7,119	442,446
General Electric Co.	127,627	2,950,736

		4,221,124

Insurance — 4.1%
ACE Ltd.	4,170	371,005
Aflac, Inc.	5,737	298,439
The Allstate Corp.	5,861	287,599
American International Group, Inc. (a)	18,121	703,457
AON Plc	3,825	235,237
Assurant, Inc.	964	43,390
Berkshire Hathaway, Inc., Class B (a)	22,387	2,332,725
The Chubb Corp.	3,205	280,534
Cincinnati Financial Corp.	1,814	85,603
Genworth Financial, Inc., Class A (a)	6,022	60,220
Hartford Financial Services Group, Inc.	5,379	138,778
Lincoln National Corp.	3,333	108,689
Loews Corp.	3,805	167,686
Marsh & McLennan Cos., Inc.	6,731	255,576
MetLife, Inc.	13,423	510,342
Principal Financial Group, Inc.	3,378	114,953
The Progressive Corp.	6,808	172,038
Prudential Financial, Inc.	5,708	336,715
Torchmark Corp.	1,144	68,411
The Travelers Cos., Inc.	4,639	390,557
Unum Group	3,313	93,592
XL Group Plc	3,621	109,716

		7,165,262

Internet & Catalog Retail — 1.1%
Amazon.com, Inc. (a)	4,463	1,189,345
Expedia, Inc.	1,145	68,711
NetFlix, Inc. (a)	687	130,125
priceline.com, Inc. (a)	613	421,701
TripAdvisor, Inc. (a)	1,342	70,482

		1,880,364

Internet Software & Services — 2.2%
Akamai Technologies, Inc. (a)(b)	2,178	76,862
eBay, Inc. (a)	14,322	776,539
Google, Inc., Class A (a)	3,277	2,602,036
VeriSign, Inc. (a)	1,873	88,555

70	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Yahoo!, Inc. (a)	11,897	$279,936

		3,823,928

IT Services — 3.8%
Accenture Plc, Class A	7,909	600,847
Automatic Data Processing, Inc.	5,956	387,259
Cognizant Technology Solutions Corp., Class A (a)	3,704	283,763
Computer Sciences Corp.	1,881	92,602
Fidelity National Information Services, Inc.	3,599	142,592
Fiserv, Inc. (a)	1,633	143,426
International Business Machines Corp.	12,858	2,742,611
Mastercard, Inc., Class A	1,295	700,763
Paychex, Inc.	3,981	139,614
SAIC, Inc.	3,445	46,680
Teradata Corp. (a)	2,036	119,126
Total System Services, Inc.	1,968	48,767
Visa, Inc., Class A	6,330	1,075,087
The Western Union Co.	6,983	105,024

		6,628,161

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	1,416	62,219
Mattel, Inc.	4,229	185,188

		247,407

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	4,264	178,960
Life Technologies Corp. (a)	2,106	136,111
PerkinElmer, Inc.	1,405	47,264
Thermo Fisher Scientific, Inc.	4,390	335,791
Waters Corp. (a)(b)	1,053	98,887

		797,013

Machinery — 1.8%
Caterpillar, Inc.	8,040	699,239
Cummins, Inc.	2,172	251,539
Deere & Co.	4,780	410,984
Dover Corp.	2,144	156,255
Flowserve Corp.	591	99,117
Illinois Tool Works, Inc.	5,098	310,672
Ingersoll-Rand Plc	3,383	186,099
Joy Global, Inc.	1,296	77,138
PACCAR, Inc.	4,340	219,430
Pall Corp.	1,360	92,983
Parker Hannifin Corp.	1,826	167,225
Pentair Ltd., Registered Shares	2,531	133,510
Snap-On, Inc.	711	58,800
Stanley Black & Decker, Inc.	1,961	158,782
Xylem, Inc.	2,272	62,616

		3,084,389

Media — 3.5%
Cablevision Systems Corp., New York Group, Class A	2,627	39,300
CBS Corp., Class B	7,182	335,328
Comcast Corp., Class A	32,397	1,360,998
DIRECTV (a)	7,035	398,251
Discovery Communications, Inc., Class A (a)(b)	3,011	237,086
Gannett Co., Inc.	2,813	61,520
The Interpublic Group of Cos., Inc.	5,083	66,231
News Corp., Class A	24,545	749,113
Omnicom Group, Inc.	3,209	189,010
Scripps Networks Interactive, Inc., Class A	1,064	68,458
Time Warner Cable, Inc.	3,627	348,410
Time Warner, Inc.	11,474	661,132
Viacom, Inc., Class B	5,590	344,176

Common Stocks	Shares	Value

Media (concluded)
The Walt Disney Co.	22,160	$1,258,688
The Washington Post Co., Class B	57	25,479

		6,143,180

Metals & Mining — 0.6%
Alcoa, Inc.	13,174	112,242
Allegheny Technologies, Inc.	1,314	41,667
Cliffs Natural Resources, Inc.	1,861	35,378
Freeport-McMoRan Copper & Gold, Inc.	11,655	385,781
Newmont Mining Corp.	6,100	255,529
Nucor Corp.	3,909	180,400
United States Steel Corp.	1,755	34,223

		1,045,220

Multiline Retail — 0.8%
Dollar General Corp. (a)	3,711	187,702
Dollar Tree, Inc. (a)	2,781	134,684
Family Dollar Stores, Inc.	1,173	69,266
JC Penney Co., Inc.	1,721	26,004
Kohl’s Corp.	2,590	119,477
Macy’s, Inc.	4,861	203,384
Nordstrom, Inc.	1,838	101,513
Target Corp.	7,988	546,779

		1,388,809

Multi-Utilities — 1.3%
Ameren Corp.	2,965	103,834
CenterPoint Energy, Inc.	5,231	125,335
CMS Energy Corp.	3,268	91,308
Consolidated Edison, Inc.	3,601	219,769
Dominion Resources, Inc.	7,074	411,565
DTE Energy Co.	2,118	144,744
Integrys Energy Group, Inc.	963	56,008
NiSource, Inc.	3,803	111,580
PG&E Corp.	5,384	239,750
Public Service Enterprise Group, Inc.	6,222	213,663
SCANA Corp.	1,634	83,595
Sempra Energy	2,777	221,993
TECO Energy, Inc.	2,493	44,425
Wisconsin Energy Corp.	2,800	120,092

		2,187,661

Office Electronics — 0.1%
Xerox Corp.	15,025	129,215

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	6,144	537,293
Apache Corp.	4,809	371,062
Cabot Oil & Gas Corp.	2,584	174,704
Chesapeake Energy Corp.	6,392	130,461
Chevron Corp.	23,844	2,833,144
ConocoPhillips	14,987	900,719
CONSOL Energy, Inc.	2,799	94,186
Denbury Resources, Inc. (a)	4,586	85,529
Devon Energy Corp.	4,635	261,507
EOG Resources, Inc.	3,336	427,242
EQT Corp.	1,848	125,202
Exxon Mobil Corp.	54,992	4,955,329
Hess Corp.	3,651	261,448
Kinder Morgan, Inc.	7,765	300,350
Marathon Oil Corp.	8,687	292,926
Marathon Petroleum Corp.	4,068	364,493
Murphy Oil Corp.	2,224	141,736
Newfield Exploration Co. (a)	1,652	37,038
Noble Energy, Inc.	2,204	254,915
Occidental Petroleum Corp.	9,887	774,844
Peabody Energy Corp.	3,333	70,493

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	71

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Phillips 66	7,629	$533,801
Pioneer Natural Resources Co.	1,625	201,906
QEP Resources, Inc.	2,181	69,443
Range Resources Corp.	2,003	162,323
Southwestern Energy Co. (a)	4,309	160,553
Spectra Energy Corp.	8,201	252,181
Tesoro Corp.	1,687	98,774
Valero Energy Corp.	6,795	309,105
The Williams Cos., Inc.	8,366	313,390
WPX Energy, Inc. (a)	2,440	39,089

		15,535,186

Paper & Forest Products — 0.2%
International Paper Co.	5,416	252,277
MeadWestvaco Corp.	2,166	78,626

		330,903

Personal Products — 0.2%
Avon Products, Inc.	5,285	109,558
The Estee Lauder Cos., Inc., Class A	2,938	188,120

		297,678

Pharmaceuticals — 5.9%
AbbVie, Inc.	19,401	791,173
Actavis, Inc. (a)	1,575	145,073
Allergan, Inc.	3,775	421,403
Bristol-Myers Squibb Co.	20,097	827,795
Eli Lilly & Co.	12,253	695,848
Forest Laboratories, Inc. (a)	2,865	108,985
Hospira, Inc. (a)	2,017	66,218
Johnson & Johnson	34,309	2,797,213
Merck & Co., Inc.	37,096	1,640,756
Mylan, Inc. (a)	4,856	140,533
Perrigo Co.	1,081	128,347
Pfizer, Inc.	88,238	2,546,549

		10,309,893

Professional Services — 0.1%
The Dun & Bradstreet Corp.	502	41,992
Equifax, Inc.	1,484	85,464
Robert Half International, Inc.	1,723	64,664

		192,120

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	4,851	373,139
Apartment Investment & Management Co., Class A	1,781	54,605
AvalonBay Communities, Inc.	1,400	177,338
Boston Properties, Inc.	1,861	188,073
Equity Residential	3,937	216,771
HCP, Inc.	5,565	277,471
Health Care REIT, Inc. (b)	3,202	217,448
Host Hotels & Resorts, Inc. (b)	8,921	156,028
Kimco Realty Corp. (b)	4,989	111,754
Plum Creek Timber Co., Inc.	1,999	104,348
Prologis, Inc.	5,681	227,126
Public Storage	1,771	269,759
Simon Property Group, Inc.	3,850	610,456
Ventas, Inc.	3,583	262,276
Vornado Realty Trust	2,085	174,389
Weyerhaeuser Co.	6,694	210,058

		3,631,039

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	3,735	94,309

Road & Rail — 0.8%
CSX Corp.	12,530	308,614

Common Stocks	Shares	Value

Road & Rail (concluded)
Norfolk Southern Corp.	3,867	$298,068
Ryder System, Inc.	626	37,404
Union Pacific Corp.	5,763	820,709

		1,464,795

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc. (a)	7,618	19,426
Altera Corp.	3,917	138,936
Analog Devices, Inc.	3,756	174,616
Applied Materials, Inc.	14,731	198,574
Broadcom Corp., Class A	6,426	222,789
First Solar, Inc. (a)	727	19,600
Intel Corp.	60,707	1,326,448
KLA-Tencor Corp.	2,032	107,168
Lam Research Corp. (a)	1,987	82,381
Linear Technology Corp.	2,855	109,546
LSI Corp. (a)	6,777	45,948
Microchip Technology, Inc.	2,385	87,673
Micron Technology, Inc. (a)	12,562	125,369
NVIDIA Corp.	7,648	98,047
Teradyne, Inc. (a)(b)	2,346	38,052
Texas Instruments, Inc.	13,561	481,144
Xilinx, Inc.	3,211	122,564

		3,398,281

Software — 3.3%
Adobe Systems, Inc. (a)	6,123	266,412
Autodesk, Inc. (a)	2,750	113,410
BMC Software, Inc. (a)	1,609	74,545
CA, Inc.	4,104	103,298
Citrix Systems, Inc. (a)	2,285	164,886
Electronic Arts, Inc. (a)	3,683	65,189
Intuit, Inc.	3,421	224,589
Microsoft Corp.	92,528	2,647,226
Oracle Corp.	45,325	1,465,811
Red Hat, Inc. (a)	2,375	120,080
Salesforce.com, Inc. (a)	1,654	295,785
Symantec Corp. (a)	8,450	208,546

		5,749,777

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	975	45,045
AutoNation, Inc. (a)	486	21,263
AutoZone, Inc. (a)	446	176,959
Bed Bath & Beyond, Inc. (a)(b)	2,776	178,830
Best Buy Co., Inc.	3,242	71,810
CarMax, Inc. (a)	2,800	116,760
GameStop Corp., Class A	1,504	42,067
The Gap, Inc.	3,638	128,785
The Home Depot, Inc.	18,352	1,280,603
Lowe’s Cos., Inc.	13,625	516,660
O’Reilly Automotive, Inc. (a)	1,366	140,083
PetSmart, Inc.	1,316	81,724
Ross Stores, Inc.	2,721	164,947
Staples, Inc.	8,248	110,771
Tiffany & Co.	1,459	101,459
TJX Cos., Inc.	8,951	418,459
Urban Outfitters, Inc. (a)	1,335	51,718

		3,647,943

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	3,447	172,316
Fossil, Inc. (a)	652	62,983
L Brands, Inc.	2,929	130,809
NIKE, Inc., Class B	8,906	525,543
PVH Corp.	956	102,110

72	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
Ralph Lauren Corp.	744	$125,967
VF Corp.	1,085	182,009

		1,301,737

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	5,821	50,293
People’s United Financial, Inc.	4,159	55,897

		106,190

Tobacco — 1.8%
Altria Group, Inc.	24,669	848,367
Lorillard, Inc.	4,657	187,910
Philip Morris International, Inc.	20,225	1,875,060
Reynolds American, Inc.	3,943	175,424

		3,086,761

Trading Companies & Distributors — 0.2%
Fastenal Co.	3,320	170,482
W.W. Grainger, Inc.	736	165,585

		336,067

Wireless Telecommunication Services — 0.3%
Crown Castle International Corp. (a)	3,602	250,843
MetroPCS Communications, Inc. (a)	3,931	42,848

Common Stocks	Shares	Value

Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (a)	36,958	$229,509

		523,200

Total Long-Term Investments
(Cost — $77,420,364) — 99.0%		171,592,492

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	1,744,134	1,744,134

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$1,390	1,389,521

Total Short-Term Securities
(Cost — $3,133,655) — 1.8%		3,133,655

Total Investments (Cost — $80,554,019*) — 100.8%		174,726,147
Liabilities in Excess of Other Assets — (0.8)%		(1,312,486)

Net Assets — 100.0%		$173,413,661

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,247,959

Gross unrealized appreciation	$90,458,917
Gross unrealized depreciation	(2,980,729)

Net unrealized appreciation	$87,478,188

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares\ Beneficial Interest Purchased		Shares\ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain

BlackRock, Inc.	1,557	8		(22)	1,543	$396,366	$2,616	$916
BlackRock Liquidity Funds, TempFund, Institutional Class	1,927,331	—		(183,197)[1]	1,744,134	$1,744,134	$475	–
BlackRock Liquidity Series LLC, Money Market Series	$363,780	$1,025,741	[2]	—	$1,389,521	$1,389,521	$549	–
PNC Financial Services Group, Inc.	6,529	16		(58)	6,487	$431,385	$2,612	$1,116

[1]	Represents net shares sold.
[2]	Represents net beneficial interest purchased.

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	73

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$171,592,492	–	–	$171,592,492
Short-Term Securities	1,744,134	$ 1,389,521	–	3,133,655
Total	$173,336,626	$ 1,389,521	–	$174,726,147

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$11,099	–	$11,099
Collateral on securities loaned at value	–	1,389,521	–	1,389,521
Total	–	$1,400,620	–	$1,400,620

There were no transfers between levels during the period ended March 31, 2013.

74	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.92%, 12/25/33 (a)	USD	122	$108,858
Alm Loan Funding, Series 2012-7A, Class A1, 1.72%, 10/19/24 (a)(b)		475	475,950
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		180	188,457
Series 2012-2, Class C, 2.64%, 10/10/17		235	242,185
Series 2012-3, Class C, 2.42%, 5/08/18		150	154,362
Series 2012-4, Class B, 1.31%, 11/08/17		85	85,486
Series 2012-4, Class C, 1.93%, 8/08/18		140	141,819
Series 2012-5, Class C, 1.69%, 11/08/18		165	166,382
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	261	338,789
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.78%, 1/20/25 (a)(b)	USD	650	650,000
CarMax Auto Owner Trust, Series 2012-1, Class D, 3.09%, 8/15/18		70	72,353
Cavalry CLO Ltd., Series 2A, Class B1, 2.38%, 1/17/24 (a)(b)		330	326,700
Chesapeake Funding LLC, Series 2012-1A, Class B, 1.80%, 11/07/23 (a)(b)		200	201,823
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.82%, 9/25/33 (a)		127	118,709
Series 2004-5, Class A, 1.10%, 10/25/34 (a)		143	140,480
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		250	251,577
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.51%, 10/20/43 (a)(b)		229	212,470
DT Auto Owner Trust:
Series 2012-1A, Class B, 2.26%, 10/16/17 (b)		390	392,146
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		250	257,883
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (b)		125	125,733
Series 2010-5, Class D, 2.41%, 9/15/15 (b)		65	65,333
Series 2011-2, Class C, 2.37%, 9/15/15		155	155,873
Series 2011-2, Class D, 2.86%, 9/15/15- 1/15/19		210	215,759
Series 2012-1, Class C, 1.70%, 1/15/16 (a)		215	216,394
Series 2012-1, Class D, 2.30%, 1/15/16 (a)		195	196,182
Series 2012-2, Class D, 3.50%, 1/15/19		100	105,382
Series 2012-4, Class C, 1.39%, 9/15/16		105	105,554
Series 2012-4, Class D, 2.09%, 9/15/16		180	180,955
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.43%, 4/25/25 (a)(b)		260	257,887

Asset-Backed Securities	Par (000)		Value

HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (b)	USD	100	$100,250
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)		200	203,880
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)(b)		390	392,652
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		125	127,661
ING Investment Management Co.:
Series 2012-2A, Class A, 1.83%, 10/15/22 (a)(b)		345	346,311
Series 2012-3A, Class A, 1.75%, 10/15/22 (a)(b)		620	621,240
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (b)		573	677,514
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (b)		383	421,950
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (b)		401	434,139
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.03%, 10/15/17 (a)(b)		439	436,696
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class A2MZ, 0.80%, 12/25/34 (a)		155	148,783
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.94%, 11/25/24 (a)		270	287,450
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.46%, 6/25/35 (a)		487	483,391
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.79%, 1/18/24 (a)(b)		260	260,325
Series 2012-9A, Class B1, 2.62%, 1/18/24 (a)(b)		255	255,000
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.84%, 7/25/33 (a)		266	243,251
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.21%, 10/30/23 (a)(b)		360	366,840
PFS Financing Corp., Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)		220	221,437
RAAC Trust, Series 2005-SP2, Class 2A, 0.50%, 6/25/44 (a)		967	844,537
RASC Trust, Series 2003-KS5, Class AIIB, 0.78%, 7/25/33 (a)		129	100,910
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		96	95,980
Series 2012-1, Class B, 2.72%, 5/16/16		110	112,707
Series 2012-1, Class C, 3.78%, 11/15/17		145	151,729
Series 2012-2, Class C, 3.20%, 2/15/18		245	254,754
Series 2012-3, Class B, 1.94%, 12/15/16		405	411,195
Series 2012-3, Class C, 3.01%, 4/16/18		560	581,273
Series 2012-4, Class C, 2.94%, 12/15/17		140	145,422
Series 2012-5, Class B, 1.56%, 8/15/18		225	227,196
Series 2012-5, Class C, 2.70%, 8/15/18		105	109,586

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	RB	Revenue Bonds
	JPY	Japanese Yen	TBA	To-be-announced
	LIBOR	London Interbank Offered Rate	USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	75

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Series 2012-6, Class B, 1.33%, 5/15/17	USD	170	$170,925
Series 2012-6, Class C, 1.94%, 3/15/18		120	121,440
Series 2012-AA, Class B, 1.21%,
10/16/17 (b)		420	420,678
Series 2012-AA, Class C, 1.78%,
11/15/18 (b)		800	805,488
Series 2013-2, Class B, 1.33%, 3/15/18		400	399,752
Series 2013-2, Class C, 1.95%, 3/15/19		660	659,696
SASCO Mortgage Loan Trust, Series 2005-GEL2,
Class A, 0.48%, 4/25/35 (a)		91	87,426
Scholar Funding Trust, Series 2011-A, Class A,
1.20%, 10/28/43 (a)(b)		228	229,241
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.48%,
6/15/21 (a)		391	384,866
Series 2008-5, Class A4, 2.00%,
7/25/23 (a)		335	353,200
Series 2011-B, Class A2, 3.74%,
2/15/29 (b)		100	108,728
Series 2011-C, Class A2B, 4.54%,
10/17/44 (b)		260	292,109
Series 2012-A, Class A1, 1.60%,
8/15/25 (a)(b)		126	127,918
Series 2012-A, Class A2, 3.83%,
1/17/45 (b)		155	169,684
Series 2012-C, Class A1, 1.30%,
8/15/23 (a)(b)		268	270,569
Series 2012-C, Class A2, 3.31%,
10/15/46 (b)		525	560,468
Series 2012-D, Class A2, 2.95%,
2/15/46 (b)		610	641,184
Series 2012-E, Class A1, 0.95%,
10/16/23 (a)(b)		245	245,686
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.50%, 1/25/35 (a)		349	307,817
Vibrant CLO Ltd., Series 2012-1A, Class A1,
1.79%, 7/17/24 (a)(b)		640	644,550
World Financial Network Credit Card Master
Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		430	442,787
Series 2012-D, Class A, 2.15%, 4/17/23		535	544,032

Total Asset-Backed Securities — 14.7%			23,203,784

Corporate Bonds	Par (000)		Value

Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		140	154,015

Automobiles — 0.1%
Ford Motor Co., 4.75%, 1/15/43		218	202,893

Capital Markets — 0.5%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		144	167,432
3.63%, 1/22/23		630	634,431

			801,863

Chemicals — 0.3%
LyondellBasell Industries NV, 5.00%, 4/15/19		400	452,000

Commercial Banks — 1.0%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	142,425
Canadian Imperial Bank of Commerce, 2.60%,
7/02/15 (b)	USD	285	298,053
Commerzbank AG, 6.38%, 3/22/19	EUR	100	134,267
HSBC Bank Brasil SA - Banco Multiplo, 4.00%,
5/11/16 (b)	USD	700	727,125

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
Wells Fargo & Co., 3.45%, 2/13/23	USD	228	$229,532

			1,531,402

Containers & Packaging — 0.2%
Rock Tenn Co., 4.00%, 3/01/23		258	260,912

Diversified Financial Services — 5.0%
Bank of America Corp.:
6.50%, 8/01/16		110	126,685
3.88%, 3/22/17		245	263,561
2.00%, 1/11/18		550	547,384
5.65%, 5/01/18		1,205	1,393,952
5.70%, 1/24/22		518	606,755
3.30%, 1/11/23		240	236,654
Citigroup, Inc.:
4.59%, 12/15/15		1,417	1,535,984
4.45%, 1/10/17		100	110,094
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		210	244,906
5.00%, 5/15/18		200	220,282
4.25%, 9/20/22		400	413,580
General Electric Capital Corp., 3.10%, 1/09/23		330	326,721
JPMorgan Chase & Co.:
3.25%, 9/23/22		132	131,796
3.20%, 1/25/23		260	259,579
Northern Rock Asset Management Plc, 5.63%,
6/22/17 (b)		200	231,775
Novus USA Trust, Series 2013-1, 1.59%,
2/28/14 (a)(b)		320	320,000
Tiers Trust, Series 2012-01, 2.04%,
5/12/14 (a)(b)		908	909,135

			7,878,843

Diversified Telecommunication Services — 0.6%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		204	222,870
Level 3 Financing, Inc., 8.13%, 7/01/19		207	227,700
Sprint Capital Corp., 6.88%, 11/15/28		80	81,800
Verizon Communications, Inc., 3.85%,
11/01/42		406	351,146

			883,516

Electric Utilities — 1.6%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		54	71,749
5.95%, 12/15/36		100	113,398
Duke Energy Carolinas LLC, 4.25%, 12/15/41		175	179,396
Energy Future Intermediate Holding Co.
LLC/EFIH Finance, Inc., 10.00%, 12/01/20		240	272,100
Florida Power & Light Co., 5.95%, 2/01/38		375	487,290
Georgia Power Co., 3.00%, 4/15/16		205	218,463
Jersey Central Power & Light Co., 7.35%,
2/01/19		120	152,832
MidAmerican Energy Holdings Co., 5.95%,
5/15/37		550	677,773
Southern California Edison Co., Series 2008-A,
5.95%, 2/01/38		225	291,114
Trans-Allegheny Interstate Line Co., 4.00%,
1/15/15 (b)		125	131,164

			2,595,279

Energy Equipment & Services — 1.0%
Transocean, Inc.:
5.05%, 12/15/16		265	294,441
2.50%, 10/15/17		430	435,442
6.00%, 3/15/18		786	890,226

			1,620,109

76	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Food Products — 0.5%
Kraft Foods Group, Inc., 5.00%, 6/04/42	USD	179	$191,926
Mondelez International, Inc., 6.50%, 8/11/17		455	549,388

			741,314

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.:
6.25%, 11/15/15		571	640,392
6.00%, 1/15/20		130	151,953

			792,345

Health Care Providers & Services — 0.9%
Coventry Health Care, Inc., 5.45%, 6/15/21		194	228,639
HCA, Inc., 7.25%, 9/15/20		495	547,594
Tenet Healthcare Corp.:
6.25%, 11/01/18		220	244,200
8.88%, 7/01/19		160	180,000
UnitedHealth Group, Inc., 3.38%, 11/15/21		75	79,178
WellPoint, Inc., Series A, 3.70%, 8/15/21		122	128,842

			1,408,453

Household Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA:
7.88%, 8/15/19		220	242,550
6.88%, 2/15/21		260	276,900

			519,450

Insurance — 2.0%
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	300	428,804
American International Group, Inc.:
3.80%, 3/22/17	USD	380	411,189
5.45%, 5/18/17		185	211,924
4.88%, 6/01/22		369	417,446
AXA SA, 5.25%, 4/16/40 (a)	EUR	200	264,930
Lincoln National Corp., 7.00%, 6/15/40	USD	50	65,864
Manulife Financial Corp., 3.40%, 9/17/15		220	231,424
Muenchener Rueckversicherungs AG, 6.00%,
5/26/41 (a)	EUR	200	297,743
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	272	296,333
5.38%, 6/21/20		200	235,879
4.50%, 11/15/20		270	303,467

			3,165,003

Media — 2.7%
CBS Corp.:
4.63%, 5/15/18		80	89,399
8.88%, 5/15/19		175	233,734
5.75%, 4/15/20		130	153,066
Comcast Corp.:
5.88%, 2/15/18		420	506,687
4.65%, 7/15/42		337	342,951
COX Communications, Inc.:
3.25%, 12/15/22 (b)		628	637,978
8.38%, 3/01/39 (b)		310	459,223
4.70%, 12/15/42 (b)		101	99,401
NBCUniversal Media LLC:
5.15%, 4/30/20		543	643,542
4.38%, 4/01/21		70	78,761
2.88%, 1/15/23		334	331,062
Time Warner Cable, Inc., 4.50%, 9/15/42		351	319,068
Time Warner, Inc., 4.70%, 1/15/21		110	124,038
Virgin Media Secured Finance Plc, 6.50%,
1/15/18		270	287,550

			4,306,460

	Par
Corporate Bonds	(000)	Value

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (b)	USD 282	$282,942
3.55%, 3/01/22	94	93,437
3.88%, 3/15/23 (b)	169	169,489
5.45%, 3/15/43 (b)	18	17,789
Novelis, Inc., 8.75%, 12/15/20	310	349,525

		913,182

Multiline Retail — 0.3%
Macy’s Retail Holdings, Inc.:
7.45%, 7/15/17	267	328,227
2.88%, 2/15/23	245	237,111

		565,338

Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16	295	304,214

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16	385	443,176
CONSOL Energy, Inc., 8.25%, 4/01/20	31	34,333
Energy Transfer Partners LP:
3.60%, 2/01/23	385	383,121
6.50%, 2/01/42	299	341,644
Enterprise Products Operating LLC, 4.45%,
2/15/43	110	105,775
Laredo Petroleum, Inc., 7.38%, 5/01/22	150	164,250
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (b)	275	281,188
MEG Energy Corp.:
6.50%, 3/15/21 (b)	475	505,875
6.38%, 1/30/23 (b)	80	83,200
Murphy Oil Corp.:
2.50%, 12/01/17	256	257,062
4.00%, 6/01/22	58	57,826
3.70%, 12/01/22	346	336,140
5.13%, 12/01/42	45	42,044
Noble Holding International Ltd., 3.95%,
3/15/22	110	113,270
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (b)	200	198,250
Peabody Energy Corp.:
6.00%, 11/15/18	25	26,563
6.25%, 11/15/21	160	166,400
Pride International, Inc., 6.88%, 8/15/20	120	150,443
Range Resources Corp.:
7.25%, 5/01/18	390	405,600
5.75%, 6/01/21	50	53,625
Sibur Securities Ltd., 3.91%, 1/31/18 (b)	200	196,500
Valero Energy Corp., 6.63%, 6/15/37	44	53,614
Western Gas Partners LP:
5.38%, 6/01/21	476	538,381
4.00%, 7/01/22	133	137,583
The Williams Cos., Inc.:
7.88%, 9/01/21	181	231,279
3.70%, 1/15/23	180	178,688

		5,485,830

Paper & Forest Products — 0.6%
International Paper Co.:
4.75%, 2/15/22	677	762,047
6.00%, 11/15/41	140	162,887

		924,934

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	90	95,778
2.95%, 12/18/22	269	269,693

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	77

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
Teva Pharmaceutical Finance IV BV, 3.65%,
11/10/21	USD 225	$239,445

		604,916

Real Estate Investment Trusts (REITs) — 0.4%
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	58	58,193
4.75%, 6/01/21	140	155,587
Vornado Realty LP, 5.00%, 1/15/22	350	387,739

		601,519

Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (b)	189	206,955

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.00%,
3/15/23	263	265,012

Software — 0.1%
First Data Corp., 7.38%, 6/15/19 (b)	105	111,694

Specialty Retail — 0.2%
QVC, Inc.:
7.50%, 10/01/19 (b)	190	209,980
4.38%, 3/15/23 (b)	10	10,109
5.95%, 3/15/43 (b)	40	39,833

		259,922

Thrifts & Mortgage Finance — 0.5%
Radian Group, Inc., 5.38%, 6/15/15	750	761,250

Trading Companies & Distributors — 0.2%
United Rentals North America, Inc., 7.63%,
4/15/22	360	402,300

Wireless Telecommunication Services — 1.7%
America Movil SAB de CV:
2.38%, 9/08/16	385	396,039
4.38%, 7/16/42	200	184,333
CC Holdings GS V LLC, 3.85%, 4/15/23 (b)	175	176,306
Cricket Communications, Inc., 7.75%, 5/15/16	237	247,369
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	845	1,033,770
MetroPCS Wireless, Inc., 7.88%, 9/01/18	11	12,018
SBA Tower Trust, 5.10%, 4/15/42 (b)	170	191,207
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	390	482,138

		2,723,180

Total Corporate Bonds — 26.3%		41,444,103

	Par
Floating Rate Loan Interests — 0.2%	(000)	Value

Hotels, Restaurants & Leisure — 0.2%
Motel 6, Loan, 10.00%, 10/15/17 (b)	300	300,000

Foreign Agency Obligations	Par (000)	Value

Caixa Economica Federal:
2.38%, 11/06/17 (b)	150	145,725
3.50%, 11/07/22 (b)	150	143,250
DP World Sukuk Ltd., 6.25%, 7/02/17	280	312,900
Eksportfinans ASA, 5.50%, 5/25/16	405	420,701
Hydro-Quebec:
8.40%, 1/15/22	370	528,238
8.05%, 7/07/24	940	1,372,791
Kreditanstalt fuer Wiederaufbau, 1.38%,
7/15/13	360	361,044
Nexen, Inc.:
5.88%, 3/10/35	10	12,077

	Par
Foreign Agency Obligations	(000)	Value

6.40%, 5/15/37	USD 105	$135,641
7.50%, 7/30/39	295	428,905
Petrobras International Finance Co., 3.88%,
1/27/16	700	732,540
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22 (b)	200	198,250
Sberbank of Russia Via SB Capital SA, 6.13%,
2/07/22	200	223,500

Total Foreign Agency Obligations — 3.2%		5,015,562

	Par
Foreign Government Obligations	(000)	Value

Argentina — 0.0%
Republic of Argentina, 2.50%, 12/31/38 (c)	160	50,000

Brazil — 0.1%
Federative Republic of Brazil, 7.13%, 1/20/37	100	138,750

Germany — 1.6%
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/23	EUR 1,750	2,433,442

Italy — 0.7%
Buoni Poliennali Del Tesoro:
4.75%, 6/01/17	115	154,928
5.25%, 8/01/17	685	942,568

		1,097,496

Mexico — 0.4%
United Mexican States:
5.63%, 1/15/17	USD 200	230,000
5.13%, 1/15/20	350	409,850

		639,850

Poland — 0.2%
Republic of Poland:
6.38%, 7/15/19	60	73,713
5.13%, 4/21/21	210	242,550

		316,263

Russia — 0.5%
Russian Federation, 7.50%, 3/31/30 (c)	667	825,627

South Africa — 0.1%
Republic of South Africa, 5.50%, 3/09/20	180	205,650

Turkey — 0.4%
Republic of Turkey:
7.00%, 3/11/19	100	120,750
5.63%, 3/30/21	155	176,778
6.25%, 9/26/22	200	237,000

		534,528

Total Foreign Government Obligations — 4.0%		6,241,606

	Par
Non-Agency Mortgage-Backed Securities	(000)	Value

Collateralized Mortgage Obligations — 1.9%
Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16, 6.50%,
9/25/37	1,225	958,018
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.40%,
4/25/46 (a)	292	198,701
Series 2006-OA5, Class 3A1, 0.40%,
4/25/46 (a)	459	352,338

78	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Credit Suisse Mortgage Capital Certificates,
Series 2011-2R, Class 2A1, 2.63%,
7/27/36 (a)(b)	USD 625	$613,672
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-RMP1, Class A2, 0.35%,
12/25/36 (a)	264	203,807
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 3A1, 2.60%,
8/25/35 (a)	223	210,780
Impac Secured Assets CMN Owner Trust,
Series 2004-3, Class 1A4, 1.00%,
11/25/34 (a)	181	176,521
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21	57	55,923
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	55	54,409
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A1, 0.42%, 2/25/46 (a)	357	173,408

		2,997,577

Commercial Mortgage-Backed Securities — 9.5%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47	440	460,540
Series 2007-1, Class A4, 5.45%, 1/15/49	400	454,053
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	25	27,483
Series 2007-3, Class A4, 5.80%, 6/10/49 (a)	630	721,409
Series 2007-3, Class AM, 5.80%, 6/10/49 (a)	200	227,330
Banc of America Large Loan Trust,
Series 2010-HLTN, Class HLTN, 2.50%,
11/15/15 (a)(b)	914	918,985
Banc of America Re-REMIC Trust,
Series 2010-UB4, Class A4A, 5.01%,
12/20/41 (a)(b)	394	411,458
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)	70	77,034
Series 2007-PW17, Class A3, 5.74%, 6/11/50	375	394,108
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46	225	252,154
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)	110	123,179
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)	180	181,865
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)	230	235,740
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)	520	597,572
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.73%, 6/17/49 (a)(b)	165	190,047
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	743	745,460
Extended Stay America Trust, Series 2013-ESH7,
Class A27, 2.96%, 12/05/31 (b)	180	182,049
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.87%, 7/10/38 (a)	160	160,460

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2007-GG9, Class AM, 5.48%, 3/10/39	USD	70	$77,209
Series 2007-GG11, Class A4, 5.74%, 12/10/49		100	115,482
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		260	294,156
GS Mortgage Securities Corp. II,
Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		360	320,940
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		300	293,349
Series 2006-GG8, Class AM, 5.59%, 11/10/39		70	78,863
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (b)		100	104,707
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2013-C10, Class C, 4.30%, 12/15/47 (a)		180	183,287
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		240	258,862
Series 2007-CB18, Class A3, 5.45%, 6/12/47		160	164,960
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		188	204,017
LB-UBS Commercial Mortgage Trust:
Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)		285	326,684
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		330	379,822
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class AJ, 5.27%, 11/12/37 (a)		195	208,743
Morgan Stanley, Series 2007-XLC1, Class A2
0.47%, 7/17/17 (a)		51	48,947
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (a)		274	286,103
Series 2007-HQ12, Class AM, 5.57%, 4/12/49 (a)		380	414,648
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	133,362
Series 2007-IQ15, Class AM, 6.09%, 6/11/49 (a)		440	486,232
Morgan Stanley Capital I, Inc.,
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		113	114,809
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 4.19%, 7/17/56 (b)(d)		310	289,757
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		218	220,000
Series 2012-IO, Class AXB1, 1.00%, 12/01/42		152	151,202
Series 2012-IO, Class AXB2, 1.00%, 12/01/42		120	116,057
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		275	278,404
Motel 6 Trust, Series 2012-MTL6, Class B,
2.74%, 10/05/25 (b)		130	130,559
Queens Center Mortgage Trust,
Series 2013-QCA, Class D, 3.47%,
1/11/37 (a)(b)		470	436,817
RBSCF Trust, Series 2010-RR3, Class WBTA,
5.93%, 2/16/51 (a)(b)		760	875,383
S2 Hospitality LLC, Series 2012-LV1, Class A,
4.50%, 4/15/25 (b)		147	146,646
STRIPs Ltd., Series 2012-1A, Class A, 1.50%,
12/25/44 (b)		454	448,209

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	79

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4, 5.93%,
2/15/51 (a)	USD 630	$722,221
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 1.75%, 8/20/21 (b)	271	271,265

		14,942,628

Interest Only Commercial Mortgage-Backed Securities — 1.3%
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36 (a)(b)	3,475	210,995
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.25%, 5/15/45 (a)	2,241	307,280
Series 2013-LC6, Class XA, 1.96%, 1/10/46 (a)	3,462	382,564
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.79%, 2/10/46 (a)	2,716	328,337
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)	1,410	98,559
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-CBX, Class XA,
2.04%, 6/15/45 (a)	1,058	120,821
Morgan Stanley Capital I Trust, Series 2012-C4,
Class XA, 2.69%, 3/15/45 (a)(b)	2,012	288,366
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, 1.85%,
12/15/45 (a)(b)	2,231	274,650

		2,011,572

Total Non-Agency Mortgage-Backed Securities — 12.7%		19,951,777

Other Interests (e)	Beneficial Interest (000)	Value

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (f)(g)	185	—
Lehman Brothers Holdings, Inc. (g)	1,025	—

Total Other Interests — 0.0%		—

Preferred Securities

Capital Trusts	Par (000)	Value

Capital Markets — 0.0%
State Street Capital Trust IV, 1.28%,
6/01/77 (a)	30	24,113

Commercial Banks — 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)	245	245,612

Electric Utilities — 0.1%
Electricite de France SA, 5.25%,
1/29/49 (a)(b)	125	124,180

Insurance — 0.7%
American International Group, Inc., 8.18%,
5/15/68 (a)	125	168,281
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)	305	382,013
Prudential Financial, Inc.:
5.88%, 9/15/42 (a)	368	391,920
5.20%, 3/15/44 (a)	10	10,025
XL Group Plc, 6.50%, 12/29/49 (a)(h)	235	229,713

		1,181,952

Capital Trusts	Par (000)	Value

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(h)	USD 200	$202,020

Total Capital Trusts — 1.1%		1,777,877

Preferred Stocks	Shares	Value

Insurance — 0.2%
The Allstate Corp., 5.25%	13,323	348,796

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series S, 8.25% (f)	10,000	32,900
Freddie Mac, Series Z, 8.38% (f)	10,000	33,190

		66,090

Total Preferred Stocks — 0.3%		414,886

Trust Preferreds	Shares	Value

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	6,971	199,301

Total Preferred Securities — 1.5%		2,392,064

Taxable Municipal Bonds	Par (000)	Value

New York City Municipal Water Finance Authority
RB:
5.38%, 6/15/43	USD 200	231,296
5.50%, 6/15/43	240	279,854

Total Taxable Municipal Bonds — 0.3%		511,150

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations — 2.4%
Fannie Mae, 1.86%, 10/09/19 (d)	595	527,297
Federal Home Loan Bank, 5.63%, 6/13/16	1,285	1,487,621
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%,
10/25/45 (b)	160	160,820
Series 2012-K706, Class C, 4.02%,
11/25/44 (a)(b)	75	76,528
Series 2012-K711, Class B, 3.56%,
8/25/45 (b)	185	189,139
Tennessee Valley Authority, 5.25%, 9/15/39	1,060	1,352,484

		3,793,889

Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac:
Series K013, Class A2, 3.97%,
1/25/21 (a)	480	541,373
Series K025, Class A2, 2.68%, 10/25/22	290	297,941

		839,314

Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2011-123, Class CS, 6.41%,
10/25/41 (a)	975	122,021
Series 2012-94, Class IK, 4.00%,
9/25/42	951	128,979

		251,000

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac:
Series K019, Class X1, 1.75%,
3/25/22 (a)	512	62,941

80	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities
(concluded)
Series K021, Class X1, 1.51%,
6/25/22 (a)	USD	789	$87,137
Series K023, Class X1, 1.32%,
8/25/22 (a)		1,318	128,860
Series K707, Class X1, 1.56%,
1/25/47 (a)		1,109	85,158
Series K710, Class X1, 1.78%,
5/25/19 (a)		848	78,814
Ginnie Mae, Series 2012-120, Class IO, 1.01%,
2/16/53 (a)		1,152	99,722

			542,632

Mortgage-Backed Securities — 63.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/27-12/01/27		2,146	2,232,071
2.96%, 3/01/41 (a)		109	114,814
3.00%, 2/01/28-4/01/43 (i)		15,642	16,167,259
3.15%, 3/01/41 (a)		212	222,336
3.27%, 12/01/40 (a)		254	269,283
3.32%, 6/01/41 (a)		209	220,709
3.48%, 9/01/41 (a)		223	235,982
3.50%, 1/01/27-4/01/43 (i)		7,913	8,376,013
4.00%, 2/01/25-4/01/43 (i)		7,948	8,502,413
4.50%, 2/01/25-4/01/43 (i)		8,219	8,856,742
4.78%, 8/01/38 (a)		370	397,161
5.00%, 9/01/33-4/01/43 (i)		2,437	2,654,544
5.50%, 9/01/34-4/01/43 (i)		4,021	4,412,787
6.00%, 2/01/17-4/01/43 (i)		3,143	3,468,758
6.50%, 5/01/40		1,089	1,221,816
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-4/01/43 (i)		1,950	2,003,666
3.03%, 2/01/41 (a)		250	263,642
3.50%, 11/01/42-4/01/43 (i)		12,577	13,228,462
4.00%, 9/01/40-4/01/43 (i)		4,892	5,200,148
4.50%, 10/01/41-4/01/43 (i)		5,689	6,085,553
4.84%, 4/01/38 (a)		387	412,451
5.00%, 3/01/38-4/01/43 (i)		1,612	1,736,362
5.50%, 4/01/38-4/01/43 (i)		2,059	2,230,179
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/43 (i)		100	106,922
4.00%, 9/15/40-4/15/43 (i)		2,618	2,843,205
4.50%, 5/20/41-4/15/43 (i)		4,674	5,136,781
5.00%, 4/15/43 (i)		3,100	3,371,250
5.50%, 4/15/43 (i)		600	656,719

			100,628,028

Total U.S. Government Sponsored Agency Securities — 67.2%			106,054,863

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
2.75%, 8/15/42		365	338,651
3.13%, 2/15/43 (j)		20,850	20,889,094
U.S. Treasury Inflation Indexed Bonds, 0.75%,
2/15/42		637	664,702

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
0.25%, 2/28/15 (j)	USD	1,418	$1,418,111
0.38%, 3/15/16 (j)		5,975	5,978,734
0.75%, 2/28/18 (j)		745	744,826
1.00%, 11/30/19		4,263	4,219,372
1.63%, 11/15/22		1,993	1,957,656
2.00%, 2/15/23 (j)		9,467	9,586,814

Total U.S. Treasury Obligations — 29.0%			45,797,960

Total Long-Term Investments
(Cost — $246,087,385) — 159.1%			250,912,869

Options Purchased			Value

(Cost — $771,005) — 0.4%			723,843

Total Investments Before TBA Sale Commitments and Options
Written
(Cost — $246,858,390*) — 159.5%			251,636,712

TBA Sale Commitments (i)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28		1,500	(1,556,016)
3.50%, 4/01/28-4/01/43		4,100	(4,334,625)
4.00%, 4/01/28-4/01/43		5,200	(5,547,267)
3.00%, 4/01/43		7,500	(7,735,546)
4.50%, 4/01/43		3,100	(3,339,890)
5.00%, 4/01/43		500	(541,641)
5.50%, 4/01/43		2,500	(2,726,562)
6.00%, 4/01/43		1,300	(1,424,062)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/43		1,300	(1,334,937)
3.50%, 4/01/43		7,600	(7,997,516)
4.00%, 4/01/43		3,400	(3,613,562)
4.50%, 4/01/43		3,800	(4,064,812)
5.50%, 4/01/43		1,200	(1,299,516)
5.00%, 4/15/43		200	(215,094)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 4/15/43		900	(980,895)
4.50%, 4/15/43		2,200	(2,407,969)
5.00%, 4/15/43		1,500	(1,631,250)
5.50%, 4/15/43		100	(109,453)

Total TBA Sale Commitments
(Proceeds — $50,746,617) — (32.2)%			(50,860,613)

Options Written			Value

(Premiums Received — $ 16,161) — (0.0)%			(11,781)

Total Investments Net of TBA Sale Commitments and Options Written — 127.3%			200,764,318
Liabilities in Excess of Other Assets — (27.3)%			(43,029,064)

Net Assets — 100.0%			$157,735,254

Notes to Schedule of Investments

*  As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$246,884,984

Gross unrealized appreciation	$5,786,605
Gross unrealized depreciation	(1,034,877)

Net unrealized appreciation	$4,751,728

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	81

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)

Bank of America Corp.	–	$ 723
BNP Paribas SA	$ (97,578)	$ (680)
Citigroup, Inc.	$ (643,719)	$ (1,355)
Credit Suisse Group AG	$(4,149,172)	$(13,332)
Deutsche Bank AG	$ 5,413,125	$(15,758)
Goldman Sachs Group, Inc.	$ 863,000	$ (930)
JPMorgan Chase & Co.	$ 5,083,226	$ 16,586
Morgan Stanley	$ (530,203)	$ (813)

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank AG	0.00%	10/24/12	12/31/2022	$174,589	$174,589
BNP Paribas SA	0.06%	3/14/13	Open	1,933,210	1,933,268
JPMorgan Chase & Co.	0.03%	3/14/13	Open	168,000	168,002
Bank of America Corp.	0.03%	3/28/13	4/01/13	745,931	745,934
Bank of America Corp.	0.18%	3/28/13	4/01/13	1,418,000	1,418,028
Credit Suisse Group AG	(0.05)%	3/28/13	4/01/13	9,620,839	9,620,785
Deutsche Bank AG	0.11%	3/28/13	4/01/13	5,982,469	5,982,542
Morgan Stanley	0.25%	3/28/13	4/01/13	19,190,000	19,190,533

Total				$39,233,038	$39,233,681

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

132	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	29,099,813	$ 5,911
74	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	9,180,047	14,962
27	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2013	USD	3,900,656	19,985
16	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	3,986,800	(288)
16	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	3,985,200	(373)
16	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	3,984,000	(373)
16	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	3,983,200	(476)
2	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	497,275	695
20	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	4,969,500	13,059
21	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	5,213,512	5,720
(67)	Euro-Bund	Eurex	June 2013	USD	(12,494,769)	(31,736)
(175)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	(23,097,265)	(210,981)
(81)	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	(12,765,094)	(110,619)
(16)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(3,952,000)	(2,242)
(16)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	(3,945,400)	(2,296)

82	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

—	Financial futures contracts as of March 31, 2013 were as follows: (concluded)

						Unrealized
Contracts				Notional		Appreciation
Purchased/(Sold)	Issue	Exchange	Expiration	Value		(Depreciation)

(16)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	(3,938,400)	$(2,434)
(16)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	(3,931,400)	(2,454)

Total						$(303,940)

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

EUR	630,000	USD	854,900	Deutsche Bank AG	4/23/13	$(47,197)
EUR	928,000	USD	1,204,996	UBS AG	4/23/13	(15,237)
USD	4,838,308	EUR	3,631,000	Citigroup, Inc.	4/23/13	183,120
USD	243,472	EUR	183,000	Royal Bank of Scotland Group Plc	4/23/13	8,854
USD	778,438	EUR	594,000	Royal Bank of Scotland Group Plc	4/23/13	16,889
USD	419,423	EUR	315,000	UBS AG	4/23/13	15,572
USD	486,005	EUR	380,000	Citigroup, Inc.	6/19/13	(1,394)

Total						$160,607

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

	Put/		Strike		Expiration		Market
Description	Call		Price		Date	Contracts	Value

Euro Dollar (2 Year) Mid-Curve	Put	USD		98.75	9/13/13	130	$13,000
Euro Dollar (2 Year) Mid-Curve	Put	USD		99.25	9/13/13	47	17,625

Total							$30,625

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

							Notional
		Put/		Pay/Receive	Floating Rate	Expiration	Amount		Market
Description	Counterparty	Call	Exercise Rate	Exercise Rate	Index	Date	(000)		Value

10-Year Interest Rate Swap	Citigroup, Inc.	Call	2.42%	Receive	3-month LIBOR	3/07/14	USD	11,900	$388,662
					6-month JPY
20-Year Interest Rate Swap	Citigroup, Inc.	Put	1.88%	Pay	LIBOR	11/18/13	JPY	129,340	18,282
10-Year Interest Rate Swap	Citigroup, Inc.	Put	2.42%	Pay	3-month LIBOR	3/07/14	USD	11,900	286,274

Total									$693,218

—	Exchange-traded options written as of March 31, 2013 were as follows:

	Put/	Strike		Expiration		Market
Description	Call	Price		Date	Contracts	Value

Euro Dollar (3 Year) Mid-Curve	Put	USD	98.13	9/13/13	65	$(11,781)

Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows:

	Pay			Notional
	Fixed		Expiration	Amount		Unrealized
Issuer/Index	Rate	Counterparty	Date	(000)		Depreciation

Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	1,170	$(3,534)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	750	(61,592)
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	USD	851	(34,110)

Total						$(99,236)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	83

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

—	Credit default swaps - sold protection outstanding as of March 31, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	B+	USD 1,090	$53,740
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD 275	25,650
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD 95	4,057

Total						$83,447

[1]	Using Standard & Poor’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	13,000	$(38,481)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	24,608
3.30%[1]	3-month LIBOR	Morgan Stanley	5/06/21	USD	700	(96,341)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	470	(63,012)
1.75%[2]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD	200	(3,034)
2.89%[1]	3-month LIBOR	Deutsche Bank AG	1/14/43	USD	2,260	36,987
3.01%[1]	3-month LIBOR	Bank of America Corp.	2/06/43	USD	387	(2,791)
3.02%[1]	3-month LIBOR	Credit Suisse Group AG	2/06/43	USD	441	(3,454)
3.00%[1]	3-month LIBOR	JPMorgan Chase & Co.	2/11/43	USD	1,300	(5,660)
3.03%[1]	3-month LIBOR	Credit Suisse Group AG	2/19/43	USD	400	(3,766)

Total						$(154,944)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citigroup, Inc.	1/12/41	USD 390	$(7,820)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citigroup, Inc.	1/12/41	USD 195	1,323

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Group, Inc.	1/12/41	USD 195	183

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/41	USD 586	6,127

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citigroup, Inc.	1/12/43	USD 90	(21)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse Group AG	1/12/43	USD 181	(250)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Group, Inc.	1/12/43	USD 90	(42)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/43	USD 361	3,606

Total					$3,106

[1]	Fund pays the floating rate and receives the total return of the reference entity.
[2]	Fund pays the total return of the reference entity and receives the floating rate.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

84	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$18,820,172	$4,383,612	$23,203,784
Corporate Bonds	–	40,214,968	1,229,135	41,444,103
Floating Rate Loan Interests	–	–	300,000	300,000
Foreign Agency Obligations	–	5,015,562	–	5,015,562
Foreign Government Obligations	–	6,241,606	–	6,241,606
Non-Agency Mortgage-Backed Securities	–	18,120,665	1,831,112	19,951,777
Preferred Securities	$614,187	1,777,877	–	2,392,064
Taxable Municipal Bonds	–	511,150	–	511,150
U.S. Government Sponsored Agency Securities	–	106,054,863	–	106,054,863
U.S. Treasury Obligations	–	45,797,960	–	45,797,960
Options Purchased:
Interest Rate Contracts	30,625	693,218	–	723,843
Liabilities:
Investments:
TBA Sale Commitments	–	(50,860,613)	–	(50,860,613)

Total	$644,812	$192,387,428	$7,743,859	$200,776,099

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$83,447	–	$83,447
Foreign currency exchange contracts	–	224,435	–	224,435
Interest rate contracts	$60,332	72,834	–	133,166
Liabilities:
Credit contracts	–	(99,236)	–	(99,236)
Foreign currency exchange contracts	–	(63,828)	–	(63,828)
Interest rate contracts	(376,053)	(224,672)	–	(600,725)

Total	$(315,721)	$(7,020)	–	$(322,741)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1,184,841	–	–	$1,184,841
Cash pledged as collateral for financial futures contracts	701,000	–	–	701,000
Cash pledged as collateral for swap contracts	400,000	–	–	400,000
Foreign currency at value	22,455	–	–	22,455
Liabilities:
Reverse repurchase agreements	–	$(39,233,038)	–	(39,233,038)

Total	$2,308,296	$(39,233,038)	–	$(36,924,742)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	85

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed	Corporate	Floating Rate Loan	Non-Agency Mortgage-Backed	Other	US Government Sponsored Agency
	Securities	Bonds	Interests	Securities	Interests	Securities	Total

Assets:
Opening Balance, as of December 31, 2012	$4,976,767	$910,270	$300,000	$1,913,769	–	$292,650	$8,393,456
Transfers into Level 3[2]	–	–	–	–	–	–	–
Transfers out of Level 3[2]	(1,219,802)	–	–	(1,051,181)	–	(292,650)	(2,563,633)
Accrued discounts/premiums	209	(22)	–	263	–	–	450
Net realized gain (loss)	–	–	–	2,663	–	–	2,663
Net change in unrealized appreciation/depreciation[3]	1,401	(1,113)	–	7,571	$(12)	–	7,847
Purchases	964,935	320,000	–	1,074,694	12	–	2,359,641
Sales	(339,898)	–	–	(116,667)	–	–	(456,565)

Closing Balance, as of March 31, 2013	$4,383,612	$1,229,135	$300,000	$1,831,112	–	–	$7,743,859

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2013, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $2,563,633 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $(15,343).

86	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

HLSS Servicer Advance Receivables Backed
Notes:
Series 2013-T1, Class A1, 0.90%,
1/15/14 (a)	$1,777	$1,778,777
Series 2013-T1, Class A2, 1.50%,
1/16/46 (a)(b)	342	344,326

Total Asset-Backed Securities — 1.7%		2,123,103

Corporate Bonds	Par (000)	Value

Commercial Banks — 6.9%
Bank of Scotland Plc, 5.25%, 2/21/17 (a)	200	228,944
Caisse Centrale Desjardins du Quebec, 2.55%,
3/24/16 (a)	500	527,400
Canadian Imperial Bank of Commerce, 2.75%,
1/27/16 (a)	2,400	2,540,640
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)	2,900	3,009,040
1.63%, 9/14/16 (a)	2,390	2,456,442

		8,762,466

Diversified Financial Services — 0.2%
Northern Rock Asset Management Plc, 5.63%,
6/22/17 (a)	200	231,775

Thrifts & Mortgage Finance — 0.6%
Cie de Financement Foncier SA, 2.50%,
9/16/15 (a)	700	725,737

Total Corporate Bonds — 7.7%		9,719,978

Foreign Agency Obligations	Par (000)	Value

Bank Nederlandse Gemeenten, 1.75%,
10/06/15 (a)	1,690	1,736,306
Hydro-Quebec:
8.40%, 1/15/22	375	535,376
8.05%, 7/07/24	805	1,175,635
Kreditanstalt fuer Wiederaufbau, 1.38%,
7/15/13	375	376,087
Landwirtschaftliche Rentenbank, 4.13%,
7/15/13	95	96,048

Total Foreign Agency Obligations — 3.1%		3,919,452

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 1.3%
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR5, Class XA, 1.95%,
12/10/45 (b)	6,914	836,839

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, 1.85%,
12/15/45 (a)(b)	$7,152	$880,233

Total Non-Agency Mortgage-Backed Securities — 1.3%		1,717,072

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations — 5.5%
Fannie Mae:
0.65%, 3/28/16	2,550	2,552,774
1.63%, 10/26/15	3,880	4,000,998
1.86%, 10/09/19 (c)	520	460,831

		7,014,603

Commercial Mortgage-Backed Securities — 2.6%
Freddie Mac, Series K013, Class A2, 3.97%,
1/25/21 (b)	2,920	3,293,354

Interest Only Commercial Mortgage-Backed Securities — 1.8%
Freddie Mac:
Series K023, Class X1, 1.32%,
8/25/22 (b)	18,162	1,775,028
Series K024, Class X1, 0.79%,
9/25/22 (b)	2,990	201,753
Series K025, Class X1, 0.90%,
10/25/22 (b)	3,899	271,037
Ginnie Mae:
Series 2002-83, Class IO, 0.20%,
10/16/42 (b)	13,059	2,951
Series 2003-109, Class IO, 0.02%,
11/16/43 (b)	10,523	9,018
Series 2003-17, Class IO, 0.09%,
3/16/43 (b)	11,323	1,687
Series 2004-9, Class IO, 0.49%,
3/16/34 (b)	7,184	61,736

		2,323,210

Mortgage-Backed Securities — 160.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28 (d)	2,700	2,800,828
2.96%, 3/01/41 (b)	164	172,222
3.00%, 9/01/27-4/01/43 (d)	36,114	37,256,672
3.15%, 3/01/41 (b)	262	275,141
3.27%, 12/01/40 (b)	267	283,164
3.32%, 6/01/41 (b)	209	220,708
3.48%, 9/01/41 (b)	223	235,982
3.50%, 1/01/27-4/01/43 (d)	20,187	21,337,638
4.00%, 2/01/25-4/01/43 (d)	15,674	16,742,309

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	LIBOR	London Interbank Offered Rate	TBA	To-be-announced

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	87

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
4.50%, 2/01/25-4/01/43 (d)	$17,307	$18,656,324
5.00%, 4/01/28-4/01/43 (d)	5,788	6,272,544
5.50%, 11/01/21-4/01/43 (d)	3,005	3,290,770
6.00%, 4/01/35-4/01/43 (d)	10,045	11,034,652
6.50%, 5/01/40	2,724	3,054,857
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-4/01/43 (d)	7,085	7,276,719
3.03%, 2/01/41 (b)	312	329,552
3.50%, 11/01/42-4/01/43 (d)	12,373	13,014,988
4.00%, 9/01/40-4/01/43 (d)	8,392	8,920,865
4.50%, 10/01/41-4/01/43 (d)	2,150	2,299,803
5.00%, 3/01/38-4/01/43 (d)	8,809	9,480,036
5.50%, 4/01/38-1/01/40	951	1,029,950
8.00%, 12/01/29-7/01/30	96	118,245
Ginnie Mae Mortgage-Backed Securities:
2.90%, 12/15/41	299	310,570
3.00%, 6/15/42-4/15/43 (d)	2,166	2,264,535
3.25%, 9/15/42	163	170,978
3.50%, 9/15/42-4/15/43 (d)	10,719	11,511,874
3.75%, 9/15/42	218	234,608
3.99%, 11/15/40	105	112,523
4.00%, 9/15/40-4/15/43 (d)	5,064	5,490,331
4.25%, 8/15/41	163	177,861
4.50%, 5/20/41-4/15/43 (d)	10,792	11,884,362
5.00%, 4/15/43 (d)	4,300	4,680,109
5.50%, 1/15/34	2,182	2,406,825

		203,348,545

Total U.S. Government Sponsored Agency Securities — 170.5%		215,979,712

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Bonds, 3.13%, 2/15/43	6,725	6,737,609
U.S. Treasury Notes:
0.25%, 11/30/14	3,811	3,812,490
0.75%, 2/28/18 (e)	17,345	17,340,941
1.00%, 11/30/19	1,223	1,210,484
1.25%, 2/29/20	6,300	6,309,841
1.63%, 11/15/22	2,399	2,356,456
2.00%, 2/15/23 (e)	2,205	2,232,906

Total U.S. Treasury Obligations — 31.6%		40,000,727

Total Long-Term Investments
(Cost — $272,024,083) — 215.9%		273,460,044

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.09% (f)(g)	11,163,499	$11,163,499

Total Short-Term Securities
(Cost — $11,163,499) — 8.8%		11,163,499

Options Purchased		Value

(Cost — $847,994) — 0.6%		773,328

Total Investments Before TBA Sale Commitments and Options Written
(Cost — $284,035,576*) — 225.3%		285,396,871

	Par
TBA Sale Commitments (d)	(000)	Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	$1,200	(1,244,813)
3.50%, 4/01/28-4/01/43	13,300	(14,048,844)
3.00%, 4/01/43	18,400	(18,977,874)
4.00%, 4/01/43	10,300	(10,980,766)
4.50%, 4/01/43	11,600	(12,497,188)
5.00%, 4/01/43	800	(866,625)
5.50%, 4/01/43	2,100	(2,290,312)
6.00%, 4/01/43	5,000	(5,476,562)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/43	1,300	(1,334,937)
3.50%, 4/01/43	7,400	(7,787,055)
4.00%, 4/01/43	7,600	(8,077,375)
4.50%, 4/01/43	200	(213,937)
5.00%, 4/01/43	7,800	(8,388,251)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/43	1,200	(1,254,375)
3.50%, 4/15/43	1,600	(1,715,235)
4.00%, 4/15/43	4,200	(4,551,820)
4.50%, 4/15/43	9,300	(10,176,015)
5.50%, 4/15/43	2,100	(2,298,516)

Total TBA Sale Commitments
(Proceeds — $111,941,289) — (88.6)%		(112,180,500)

Options Written		Value

(Premiums Received — $ 244,906) — (0.1)%		(183,177)

Total Investments Net of TBA Sale Commitments and Options Written — 136.6%		173,033,194
Liabilities in Excess of Other Assets — (36.6)%		(46,373,505)

Net Assets — 100.0%		$126,659,689

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$284,051,912

Gross unrealized appreciation	$1,922,440
Gross unrealized depreciation	(577,481)

Net unrealized appreciation	$1,344,959

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

88	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$855,375	$1,020
Barclays Plc	$1,244,813	$(469)
BNP Paribas SA	$328,359	$(172)
Citigroup, Inc.	$(3,830,250)	$(17,312)
Credit Suisse Group AG	$3,750,867	$(17,914)
Deutsche Bank AG	$19,641,391	$2,355
Goldman Sachs Group, Inc.	$(3,307,695)	$(29,164)
JPMorgan Chase & Co.	$5,165,578	$57,180
Morgan Stanley	$2,557,703	$29,683
Nomura Securities International, Inc.	$(320,766)	$(516)

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,048,864	9,114,635	11,163,499	$655

(g)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

Bank of America Corp.	0.03%	3/28/13	4/01/13	$17,366,681	$17,366,739
Credit Suisse Group AG	(0.05)%	3/28/13	4/01/13	2,240,831	2,240,819

Total				$19,607,512	$19,607,558

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

38	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	9,468,650	$ 18,080
9	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2013	USD	1,300,219	21,781
41	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	10,212,075	19,161
39	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	9,711,000	18,292
16	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	3,983,200	853
(1)	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	(157,594)	462
(30)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	(6,613,594)	(516)
(5)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	(620,273)	(412)
(200)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	(26,396,875)	(194,049)
(14)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(3,458,000)	(1,961)
(14)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	(3,452,225)	(2,009)
(14)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	(3,446,100)	(2,130)
(14)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	(3,439,975)	(2,147)

Total						$(124,595)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	89

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

							Notional
		Put/		Pay/Receive	Floating Rate	Expiration	Amount		Market
Description	Counterparty	Call	Exercise Rate	Exercise Rate	Index	Date	(000)		Value

7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.23%	Receive	3-month LIBOR	8/27/13	USD	1,400	$ 2,344
10-Year Interest Rate Swap	Citigroup, Inc.	Call	2.42%	Receive	3-month LIBOR	3/07/14	USD	9,500	310,277
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.73%	Pay	3-month LIBOR	8/27/13	USD	2,000	16,099
10-Year Interest Rate Swap	Citigroup, Inc.	Put	2.42%	Pay	3-month LIBOR	3/07/14	USD	9,500	228,538
10-Year Interest Rate Swap	BNP Paribas SA	Put	3.25%	Pay	3-month LIBOR	2/01/16	USD	2,400	98,526
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.30%	Pay	3-month LIBOR	2/08/16	USD	2,400	95,648
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	800	21,896

Total									$773,328

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

							Notional
		Put/		Pay/Receive	Floating Rate	Expiration	Amount		Market
Description	Counterparty	Call	Exercise Rate	Exercise Rate	Index	Date	(000)		Value

7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.48%	Pay	3-month LIBOR	8/27/13	USD	1,400	$(9,220)
5-Year Interest Rate Swap	Barclays Plc	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	400	(3,374)
	Bank of America
5-Year Interest Rate Swap	Corp.	Call	1.00%	Pay	3-month LIBOR	7/10/14	USD	1,600	(6,266)
	Bank of America
5-Year Interest Rate Swap	Corp.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	1,900	(7,444)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.40%	Pay	3-month LIBOR	2/17/15	USD	4,800	(47,138)
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.98%	Receive	3-month LIBOR	8/27/13	USD	2,000	(8,215)
5-Year Interest Rate Swap	Barclays Plc	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	400	(2,128)
	Bank of America
5-Year Interest Rate Swap	Corp.	Put	2.00%	Receive	3-month LIBOR	7/10/14	USD	1,600	(12,758)
	Bank of America
5-Year Interest Rate Swap	Corp.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	1,900	(15,181)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Receive	3-month LIBOR	2/17/15	USD	4,800	(53,652)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,600	(17,801)

Total									$(183,177)

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

				Notional		Unrealized
Fixed	Floating		Expiration	Amount		Appreciation
Rate	Rate	Counterparty	Date	(000)		(Depreciation)

1.33%[1]	3-month LIBOR	Deutsche Bank AG	7/12/13	USD	1,900	$ 9,800
0.38%[2]	3-month LIBOR	Citigroup, Inc.	12/03/14	USD	900	(628)
0.36%[2]	3-month LIBOR	JPMorgan Chase & Co.	12/11/14	USD	28,400	(5,653)
0.41%[1]	3-month LIBOR	Barclays Plc	3/21/15	USD	25,300	(1,493)
2.36%[1]	3-month LIBOR	Citigroup, Inc.	12/20/15	USD	2,200	125,159
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	4,800	(128,382)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	2,100	(56,167)
1.04%[1]	3-month LIBOR	Deutsche Bank AG	2/21/18	USD	5,100	28,454
0.95%[1]	3-month LIBOR	Deutsche Bank AG	4/02/18	USD	1,715	(1,329)
2.74%[2]	3-month LIBOR	Citigroup, Inc.	9/21/20	USD	400	(34,149)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	500	39,627
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	500	41,674
2.06%[1]	3-month LIBOR	BNP Paribas SA	2/05/23	USD	1,000	8,880
2.05%[1]	3-month LIBOR	Deutsche Bank AG	2/11/23	USD	1,000	7,432
2.85%[2]	3-month LIBOR	Bank of America Corp.	2/09/42	USD	200	4,817
2.57%[2]	3-month LIBOR	Citigroup, Inc.	12/03/42	USD	700	55,482
2.85%[2]	3-month LIBOR	Deutsche Bank AG	1/07/43	USD	1,700	40,166
2.85%[2]	3-month LIBOR	Credit Suisse Group AG	1/11/43	USD	1,100	26,245
3.03%[2]	3-month LIBOR	Credit Suisse Group AG	2/19/43	USD	300	(2,825)

90	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

—	Interest rate swaps outstanding as of March 31, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.01%[1]	3-month LIBOR	Credit Suisse Group AG	4/02/43	USD 500	$ 693

Total					$157,803

1 Fund pays the floating rate and receives the fixed rate.

2 Fund pays the fixed rate and receives the floating rate.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	–	$273,460,044	–	$273,460,044
Short-Term Securities	$11,163,499	–	–	11,163,499
Options Purchased:
Interest Rate Contracts	–	773,328	–	773,328
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(112,180,500)	–	(112,180,500)

Total	$11,163,499	$162,052,872	–	$173,216,371

1 See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$78,629	$388,429	–	$467,058
Liabilities:
Interest rate contracts	(203,224)	(413,803)	–	(617,027)

Total	$(124,595)	$(25,374)	–	$(149,969)

2 Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	91

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

Certain of the Fund’s liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Reverse repurchase agreements	–	$(19,607,512)	–	$(19,607,512)
Bank overdraft	–	(87,309)	–	(87,309)
Cash received as collateral for swap contracts	–	(452,000)	–	(452,000)

Total	–	$(20,146,821)	–	$(20,146,821)

There were no transfers between levels during the period ended March 31, 2013.

92	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 5.4%
Curtiss-Wright Corp.	36,600	$1,270,020
Esterline Technologies Corp. (a)	34,000	2,573,800
The KEYW Holding Corp. (a)(b)	135,800	2,190,454
Moog, Inc., Class A (a)(b)	60,300	2,763,549
Orbital Sciences Corp. (a)(b)	139,500	2,328,255
Spirit AeroSystems Holdings, Inc., Class A (a)	131,900	2,504,781

		13,630,859

Automobiles — 0.5%
Thor Industries, Inc.	36,030	1,325,544

Beverages — 0.8%
Cott Corp.	188,700	1,909,644

Biotechnology — 0.8%
ArQule, Inc. (a)	54,300	140,637
Cell Therapeutics, Inc. (a)	147,800	169,970
Geron Corp. (a)	326,974	349,862
MannKind Corp. (a)(b)	259,861	880,929
XOMA Corp. (a)	142,900	498,721

		2,040,119

Capital Markets — 1.3%
Investment Technology Group, Inc. (a)	128,400	1,417,536
Stifel Financial Corp. (a)	55,300	1,917,251

		3,334,787

Chemicals — 2.9%
Axiall Corp.	27,600	1,715,616
Huntsman Corp.	79,900	1,485,341
OM Group, Inc. (a)(b)	77,800	1,826,744
Rockwood Holdings, Inc.	32,691	2,139,299

		7,167,000

Commercial Banks — 10.1%
Banner Corp.	40,928	1,302,738
BBCN Bancorp, Inc.	114,800	1,499,288
Boston Private Financial Holdings, Inc.	115,353	1,139,688
Cathay General Bancorp	74,900	1,506,988
First Horizon National Corp.	83,600	892,848
Glacier Bancorp, Inc.	153,300	2,909,634
Independent Bank Corp./MA	46,400	1,512,176
National Penn Bancshares, Inc.	197,100	2,106,999
Old National Bancorp	172,100	2,366,375
Pinnacle Financial Partners, Inc. (a)(b)	76,200	1,780,032
PrivateBancorp, Inc.	107,900	2,040,389
Susquehanna Bancshares, Inc.	240,500	2,989,415
Western Alliance Bancorp (a)	150,700	2,085,688
Wintrust Financial Corp.	32,600	1,207,504

		25,339,762

Commercial Services & Supplies — 0.8%
ACCO Brands Corp. (a)	195,000	1,302,600
EnerNOC, Inc. (a)	45,277	786,461

		2,089,061

Communications Equipment — 2.3%
Arris Group, Inc. (a)	116,700	2,003,739
Harmonic, Inc. (a)	277,200	1,604,988
Polycom, Inc. (a)	104,400	1,156,752
Procera Networks, Inc. (a)(b)	88,400	1,051,076

		5,816,555

Computers & Peripherals — 0.5%
NCR Corp. (a)	43,136	1,188,828

Construction & Engineering — 0.9%
KBR, Inc.	68,400	2,194,272

Common Stocks	Shares	Value

Consumer Finance — 0.2%
Ezcorp, Inc., Class A (a)	24,100	$513,330

Containers & Packaging — 0.9%
Rock-Tenn Co., Class A	25,100	2,329,029

Diversified Financial Services — 0.5%
Artisan Partners Asset Management, Inc. (a)	28,300	1,116,435

Electric Utilities — 1.8%
Allete, Inc.	62,200	3,049,044
Hawaiian Electric Industries, Inc. (b)	48,100	1,332,851

		4,381,895

Electronic Equipment, Instruments & Components — 4.2%
Anixter International, Inc.	37,700	2,635,984
Ingram Micro, Inc., Class A (a)	91,600	1,802,688
OSI Systems, Inc. (a)(b)	29,900	1,862,471
Plexus Corp. (a)	37,100	901,901
Rofin-Sinar Technologies, Inc. (a)(b)	73,900	2,001,951
ScanSource, Inc. (a)	49,900	1,408,178

		10,613,173

Energy Equipment & Services — 3.1%
McDermott International, Inc. (a)	109,700	1,205,603
Oil States International, Inc. (a)	23,900	1,949,523
Pioneer Energy Services Corp. (a)	244,430	2,016,547
Superior Energy Services, Inc. (a)	37,300	968,681
TETRA Technologies, Inc. (a)	149,400	1,532,844

		7,673,198

Food & Staples Retailing — 0.4%
Pinnacle Foods, Inc. (a)	40,900	908,389

Gas Utilities — 1.9%
South Jersey Industries, Inc.	46,400	2,579,376
Southwest Gas Corp.	43,900	2,083,494

		4,662,870

Health Care Equipment & Supplies — 5.6%
CONMED Corp.	42,581	1,450,309
Hansen Medical, Inc. (a)(b)	425,948	856,155
Invacare Corp.	171,437	2,237,253
NuVasive, Inc. (a)	157,190	3,349,719
OraSure Technologies, Inc. (a)	468,596	2,530,418
Wright Medical Group, Inc. (a)	150,892	3,592,739

		14,016,593

Health Care Providers & Services — 5.9%
Gentiva Health Services, Inc. (a)	213,194	2,306,759
Kindred Healthcare, Inc. (a)	200,156	2,107,643
LCA-Vision, Inc. (a)	403,284	1,355,034
Owens & Minor, Inc.	105,998	3,451,295
Tenet Healthcare Corp. (a)	117,495	5,590,412

		14,811,143

Hotels, Restaurants & Leisure — 1.7%
Bravo Brio Restaurant Group, Inc. (a)	62,200	984,626
Papa John’s International, Inc. (a)	33,400	2,064,788
Ruby Tuesday, Inc. (a)	161,400	1,189,518

		4,238,932

Household Durables — 1.7%
KB Home	51,500	1,121,155
MDC Holdings, Inc.	21,300	780,645
SodaStream International Ltd. (a)	35,500	1,762,220
TRI Pointe Homes, Inc. (a)	34,100	687,115

		4,351,135

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	93

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance — 3.0%
Horace Mann Educators Corp.	98,000	$2,043,300
National Financial Partners Corp. (a)	137,600	3,086,368
Selective Insurance Group, Inc.	101,100	2,427,411

		7,557,079

Internet Software & Services — 0.4%
WebMD Health Corp. (a)	45,700	1,111,424

Leisure Equipment & Products — 0.4%
LeapFrog Enterprises, Inc. (a)	101,100	865,416

Life Sciences Tools & Services — 1.4%
Affymetrix, Inc. (a)(b)	680,027	3,209,727
Pacific Biosciences of California, Inc. (a)	143,300	356,817

		3,566,544

Machinery — 4.9%
AGCO Corp.	34,900	1,818,988
Altra Holdings, Inc.	114,090	3,105,530
Barnes Group, Inc.	32,700	946,011
Briggs & Stratton Corp.	43,400	1,076,320
CIRCOR International, Inc.	14,671	623,517
Crane Co.	15,800	882,588
Kennametal, Inc.	32,800	1,280,512
RBC Bearings, Inc. (a)(b)	52,200	2,639,232

		12,372,698

Metals & Mining — 1.3%
Carpenter Technology Corp.	17,500	862,575
Haynes International, Inc.	34,300	1,896,790
Materion Corp.	18,014	513,399

		3,272,764

Multiline Retail — 0.6%
Fred’s, Inc., Class A	104,700	1,432,296

Multi-Utilities — 1.6%
Northwestern Corp.	99,600	3,970,056

Oil, Gas & Consumable Fuels — 6.3%
Africa Oil Corp. (a)	280,300	1,981,153
Bill Barrett Corp. (a)(b)	55,600	1,127,012
Carrizo Oil & Gas, Inc. (a)	84,200	2,169,834
Gastar Exploration Ltd. (a)(b)	386,400	680,064
Goodrich Petroleum Corp. (a)(b)	32,400	507,060
Oasis Petroleum, Inc. (a)	89,256	3,397,976
SM Energy Co.	62,200	3,683,484
Whiting Petroleum Corp. (a)	44,700	2,272,548

		15,819,131

Paper & Forest Products — 0.8%
Schweitzer-Mauduit International, Inc.	50,476	1,954,935

Professional Services — 0.9%
FTI Consulting, Inc. (a)(b)	7,623	287,082
Kforce, Inc.	122,400	2,003,688

		2,290,770

Real Estate Investment Trusts (REITs) — 7.7%
BioMed Realty Trust, Inc. (b)	94,400	2,039,040
CommonWealth REIT	86,931	1,950,732
Corporate Office Properties Trust (b)	52,200	1,392,696
DuPont Fabros Technology, Inc. (b)	123,232	2,990,841
Education Realty Trust, Inc.	175,231	1,845,182
Lexington Realty Trust (b)	65,645	774,611
Omega Healthcare Investors, Inc. (b)	43,575	1,322,937
Pennsylvania Real Estate Investment Trust (b)	84,751	1,643,322
Rouse Properties, Inc.	192,510	3,484,431
Ryman Hospitality Properties	40,693	1,861,705

		19,305,497

Common Stocks	Shares	Value

Road & Rail — 1.1%
Marten Transport Ltd.	75,300	$1,515,789
Vitran Corp., Inc. (a)	213,100	1,304,172

		2,819,961

Semiconductors & Semiconductor Equipment — 2.4%
DSP Group, Inc. (a)	217,900	1,758,453
Fairchild Semiconductor International, Inc. (a)	82,800	1,170,792
PMC-Sierra, Inc. (a)	268,000	1,819,720
Teradyne, Inc. (a)	78,400	1,271,648

		6,020,613

Software — 3.0%
Bottomline Technologies, Inc. (a)(b)	64,603	1,841,832
Compuware Corp. (a)	119,900	1,498,750
PTC, Inc. (a)	77,900	1,985,671
Take-Two Interactive Software, Inc. (a)	132,800	2,144,720

		7,470,973

Specialty Retail — 5.2%
Abercrombie & Fitch Co., Class A	26,521	1,225,270
Aeropostale, Inc. (a)(b)	63,890	868,904
Ascena Retail Group, Inc. (a)	58,100	1,077,755
Chico’s FAS, Inc.	68,200	1,145,760
The Children’s Place Retail Stores, Inc. (a)	20,500	918,810
Express, Inc. (a)	126,300	2,249,403
Genesco, Inc. (a)	42,700	2,565,843
The Men’s Wearhouse, Inc.	4,500	150,390
OfficeMax, Inc.	69,600	808,056
Penske Auto Group, Inc.	52,300	1,744,728
Tilly’s, Inc., Class A (a)	28,057	356,885

		13,111,804

Textiles, Apparel & Luxury Goods — 1.9%
G-III Apparel Group Ltd. (a)(b)	39,000	1,564,290
The Jones Group, Inc.	136,500	1,736,280
Perry Ellis International, Inc.	13,650	248,294
Wolverine World Wide, Inc.	26,800	1,189,116

		4,737,980

Thrifts & Mortgage Finance — 0.7%
Provident Financial Services, Inc.	119,110	1,818,810

Trading Companies & Distributors — 0.4%
Air Lease Corp. (b)	31,900	935,308

Wireless Telecommunication Services — 0.3%
Leap Wireless International, Inc. (a)	124,700	734,483

Total Common Stocks — 98.5%		246,821,095

Warrants (c)	Shares	Value

Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)(a)	53,200	59,052
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)(a)	47,650	41,217

Total Warrants — 0.1%		100,269

Total Long-Term Investments
(Cost — $206,275,389) — 98.6%		246,921,364

94	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.09% (d)(e)	5,810,469	$5,810,469

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (d)(e)(f)	$31,578	31,577,793

Total Short-Term Securities
(Cost – $37,388,262) – 14.9%		37,388,262

Value

Total Investments (Cost – $243,663,651*) – 113.5%	$284,309,626
Liabilities in Excess of Other Assets – (13.5)%	(33,720,553)

Net Assets – 100.0%	$250,589,073

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$244,514,396

Gross unrealized appreciation	$51,182,278
Gross unrealized depreciation	(11,387,048)

Net unrealized appreciation	$39,795,230

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Net Activity	Shares/ Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	10,120,528	(4,310,059)	5,810,469	$1,698
BlackRock Liquidity Series LLC, Money Market Series	$32,328,593	$(750,800)	$31,577,793	$20,460

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access.

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013	95

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$246,821,095	–	–	$246,821,095
Warrants	–	$100,269	–	100,269
Short-Term Securities.	5,810,469	31,577,793	–	37,388,262
Total	$252,631,564	$31,678,062	–	$284,309,626

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	–	$71,211	–	$71,211
Collateral on securities loaned at value	–	31,577,793	–	31,577,793
Total	–	$31,649,004	–	$31,577,793

There were no transfers between levels during the period ended March 31, 2013.

96	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: May 24, 2013